N-4		12 Months Ended
	Apr. 28, 2026 USD ($) yr	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type	N-4
Entity Registrant Name	AMERICAN GENERAL LIFE INSURANCE CO
Entity Central Index Key	0000005108
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2026
Amendment Flag	false
Corebridge MarketLock Annuity 333-277203
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	We limit the positive Index Change (or Index Change equal to or greater than zero in the case of the Trigger Upside Parameter) used in calculating the Index Credit on the Term End Date based on the Upside Parameters. The Upside Parameters include: •Cap: Cap limits your participation in positive Index performance on the Term End Date up to and including the Cap Rate. If you select a Strategy Account Option with a Cap, and Index performance exceeds the Cap Rate, you will receive the Cap Rate. For example, if the Index Change is 15% and your Cap Rate is 10%, you will receive an Index Credit Rate of 10% on the Term End Date. The Cap Rate can change from one Term to the next. We will not establish a Cap Rate below 2%.•Cap Secure: Cap Secure limits your participation in positive Index performance each Contract Anniversary of a multi-year Term Strategy Account Option up to and including the Cap Secure Rate. The Cap Secure Rate will remain the same for the entire multi-year Term. If you select a Strategy Account Option with a Cap Secure, and Index performance exceeds the Cap Secure Rate in any year, only the Cap Secure Rate will apply for that year. The Index Credit Rate is applied at the Term End Date based upon the values measured on each Contract Anniversary (including the Term End Date). For example, if the annual Index Change is 15% and your Cap Secure Rate is 8%, your adjusted annual Index performance is 8% on that Contract Anniversary. The adjusted annual Index performance on each Contract Anniversary within the multi-year Term would be compounded to establish the Index Credit Rate on the Term End Date. For example, if the adjusted annual Index performance is 5% on each Contract Anniversary for a six-year term, the Index Credit Rate on the Term End Date would be 34.01% ({(1+5%)^6}-1=34.01%). The Cap Secure Rate can change from one Term to the next. We will not establish a Cap Secure Rate below 2%.•Participation and Cap/Enhanced Participation and Cap: Participation and Cap/Enhanced Participation and Cap limits your participation in positive Index performance on the Term End Date at a percentage equal to the Participation Rate, up to a maximum of the Cap Rate. If Index performance is positive on the Term End Date, the Participation Rate is multiplied by Index Change and then the Index Credit Rate is the lesser of that number or the Cap Rate. For example, with a 100% Participation Rate and a 20% Cap Rate, if the Index Change is 10% on the Term End Date, we first multiply the Participation Rate of 100% by the Index Change of 10%, which equals 10%. Since 10% is less than the 20% Cap Rate, the Index Credit Rate is 10%. Therefore, you will receive an Index Credit Rate of 10%. Alternatively, with a 150% Participation Rate and 10% Cap Rate, if the Index Change is 10% on the Term End Date, we first multiply the Participation Rate of 150% by the Index Change of 10%, which equals 15%. Since 15% exceeds the 10% Cap Rate, the Index Credit Rate is capped at 10%. Therefore, you will receive an Index Credit Rate of 10%. While a Strategy Account Option with Enhanced Participation and Cap operates identically to a Strategy Account Option with Participation and Cap in terms of mechanics, a Strategy Account Option with Enhanced Participation and Cap provides a higher guaranteed minimum Participation Rate. Participation Rates and Cap Rates for a Strategy Account Option with Enhanced Participation and Cap and a Strategy Account Option with Participation and Cap may vary and are set independently. The Cap Rate for a Strategy Account Option with Enhanced Participation and Cap may be lower than the Cap Rate for a Strategy Account Option with Participation and Cap. In such cases, the maximum Index Credit Rate you can earn under a Strategy Account Option with Enhanced Participation and Cap may be limited, even if its Participation Rate is higher than a Strategy Account Option with Participation and Cap. Because the Cap Rate limits participation in positive Index performance, a higher Participation Rate may not result in a higher Index Credit Rate applied at the Term End Date. As a result, you may receive a lower Index Credit Rate on a Strategy Account Option with Enhanced Participation and Cap than you would on a Strategy Account Option with Participation and Cap. You should review the current rates for a Strategy Account Option with Enhanced Participation and Cap and a Strategy Account Option with Participation and Cap and consult with your financial representative to determine which best aligns with your individual investment objectives. For a Strategy Account Option with Participation and Cap, we will not establish a Participation Rate below 100%, or a Cap Rate below 5%. For a Strategy Account Option with Enhanced Participation and Cap, we will not establish a Participation Rate below 101%, or a cap Rate below 5%.•Dual Direction with Cap: Dual Direction with Cap allows you to participate in positive Index performance on the Term End Date up to the Cap Rate, or the absolute value of any negative Index performance up to and including the Buffer Rate. If the positive Index performance exceeds the Cap Rate, your positive Index performance will equal the Cap Rate. For example, if the Index Change is 11% and your Cap Rate is 8%, your Index Credit Rate would be 8%. Since the Index Change was positive, the Buffer would not come into play. If the negative Index performance was within or equal to the Buffer Rate, you gain the absolute value of the negative Index performance. For example, if the Index Change is –10% and your Buffer Rate is 10%, your Index Credit Rate would be 10%. Alternatively, if the Index Change is -13% and your Buffer Rate is 10%, your Index Credit Rate would be -3%. The Cap Rate can change from one Term to the next. We will not establish a Cap Rate below 2%.•Dual Direction Trigger with Cap: Dual Direction Trigger with Cap allows you to participate in positive Index performance on the Term End Date, subject to a Cap Rate, a Trigger Rate, and the absolute value of the Buffer Rate. If the Index performance is positive and less than or equal to the absolute value of the Buffer Rate on the Term End Date, you will receive a positive Index Credit Rate equal to the Trigger Rate. If the Index performance is positive and exceeds the absolute value of the Buffer Rate on the Term End Date, you will receive a positive Index Credit Rate equal to the positive Index performance up to the Cap Rate. If the Index performance is negative and does not exceed the Buffer Rate on the Term End Date, you will receive a positive Index Credit Rate equal to the Trigger Rate. If the Index performance is negative and exceeds the Buffer Rate on the Term End Date, you will receive a negative Index Credit Rate equal to the negative Index performance in excess of the Buffer Rate.

Example 1 – Positive Index Change is Less than or Equal to the Absolute Value of the Buffer Rate on the Term End Date. If the Index Change is +5%, your Buffer Rate is 10%, your Cap Rate is 15%, and your Trigger Rate is 3%, your Index Credit Rate would be 3%. The positive Index Change is within the absolute value of the Buffer Rate so the Trigger Rate applies. The Cap Rate does not apply because the positive Index Change did not exceed it.
 Example 2 –Positive Index Change Exceeds the Cap Rate and the Absolute Value of the Buffer Rate on the Term End Date. If the Index Change is +22%, your Buffer Rate is 10%, your Cap Rate is 20% and your Trigger Rate is 3%, your Index Credit Rate would be 20%. Since the Index Change was positive and exceeded the absolute value of the Buffer Rate, the Trigger Rate does not apply. The Cap Rate applies, limiting your Index Credit Rate to 20%.
 Example 3 – Negative Index Change Does Not Exceed the Buffer Rate on the Term End Date. If the Index Change is -6%, your Buffer Rate is 10%, your Cap Rate is 15%, and your Trigger Rate is 3%, your Index Credit Rate would be 3%. The negative Index Change did not exceed the Buffer Rate so the Trigger Rate applies. The Cap Rate does not apply because the Index Change was negative.
Example 4 – Negative Index Change Exceeds the Buffer Rate on the Term End Date. If the Index Change is -14%, your Buffer Rate is 10%, and the Trigger Rate is 3%, your Index Credit Rate would be -4% which reflects the portion of the negative Index performance beyond the Buffer Rate. The Trigger Rate does not apply because negative Index performance exceeds the Buffer Rate. The Cap Rate and Trigger Rate can change from one Term to the next. For a Strategy Account Option with Dual Direction Trigger with Cap, we will not establish a Trigger Rate below 5% or a Cap Rate below 5%. •Trigger: Trigger allows you to receive an Index Credit Rate equal to the Trigger Rate if Index performance is greater than or equal to zero on the Term End Date. If you select a Strategy Account option with a Trigger, and Index performance exceeds the Trigger Rate, you will receive the Trigger Rate. For example, if the Index Change is 2% and the Trigger Rate is 4%, your Index Credit Rate would be 4% because the Index Change was greater than zero. However, if the Index Change is 12% and the Trigger Rate is 4%, your Index Credit Rate would be 4% because the Index Change was greater than the Trigger Rate. The Trigger Rate can change from one Term to the next. We will not establish a Trigger Rate below 2%.•Lock: Lock allows you to receive an Index Credit Rate equal to the Lock Threshold as of that date, if the Index Change meets or exceeds the Lock Threshold at Market Close on any day during the Term. For example, if the Lock Threshold is 50% and the Index Change at Market Close on any day during the Term is 50% or greater, you will receive an Index Credit Rate equal to 50%. After we apply the Index Credit Rate, you will be credited with the Lock Fixed Rate until the next Contract Anniversary. If the Index Change does not meet or exceed the Lock Threshold at Market Close on any day during the Term, but is positive on the Term End Date, you will receive an Index Credit Rate equal to the Index Change on the Term End Date. The Lock Threshold for a Strategy Account Option with a Lock Upside Parameter is a guaranteed minimum rate and will not change from one Term to the next. The available Lock Threshold percentages are: 30, 40, 50, 75, and 100.The minimum guaranteed rates that may be established under the Contract for each type of limit on Index gains (other than Lock Upside Parameter) are: Cap Rate (no lower than 2%), Cap Secure Rate (no lower than 2%), Participation Rate (no lower than 100%), and Trigger Rate (no lower than 2%). The Lock Thresholds for Strategy Account Options with Lock Upside Parameters are guaranteed minimum rates under the Contract and will not change from one Term to the next. The Lock Threshold percentages available are: 30, 40, 50, 75, and 100. Current Upside Parameter rates are provided in the Rate Sheet Supplement that must accompany this prospectus. Current Upside Parameter rates are available from your financial representative and are always available online at www.corebridgefinancial.com/rila-renewals-and-rates. The rates applicable to your Purchase Payment will be stated in your Contract. For all Strategy Account Options other than those with a Lock Upside Parameter, you will receive an Index Credit Rate reflecting a percentage gain or loss on the Term End Date. For Strategy Account Options with a Lock Upside Parameter, if the Index Change meets or exceeds the Lock Threshold at Market Close on any day during the Term, you will receive an Index Credit Rate equal to the Lock Threshold as of that date, and thereafter will be credited with the Lock Fixed Rate until the next Contract Anniversary. At that point, the value within the Strategy Account Option will no longer be tied to Index performance. If the Index Change does not meet or exceed the Lock Threshold at Market Close on any day during the Term, you will receive an Index Credit Rate reflecting the positive or negative Index performance on the Term End Date, subject to the Buffer. Fixed Account Option. The Fixed Account Option credits a fixed rate of interest daily that compounds over one year to the annual interest rate we declared for that Term. The initial interest rate for a Purchase Payment allocated to the Fixed Account Option is set on the Contract Issue Date and is guaranteed for a 1-year Term. A new interest rate will be declared before the Term End Date and will be guaranteed for the new Term. We determine the annual interest rates for new Terms at our discretion, subject to a guaranteed minimum interest rate that will never be less than 0.25%.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money in a Strategy Account Option if the Index declines in value.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	There is no guarantee that Strategy Account Options that limit Index losses will always be offered. We reserve the right to add, replace or remove Strategy Account Options offered and limit the number of Strategy Account Options to only one. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you, including one that does not limit losses, which would mean risk of loss of the entire amount invested.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Fees, Expenses and Adjustments	LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Withdrawal Charges. If you take a Withdrawal from your Contract within six (6) years following the Contract Issue Date, you may be assessed a Withdrawal Charge of up to 8%, as a percentage of the Contract Value withdrawn. For example, if you make a Withdrawal during the Withdrawal Charge Period, you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a Negative Adjustment based on Interim Values of the Strategy Account Options, taxes or tax penalties.
Interim Value Adjustments. Your Contract Value in a Strategy Account Option will be adjusted to the Interim Value if all or a portion of Contract Value is removed from the
Strategy Account Option during the Term. The Interim Value could be less than your investment in a Strategy Account Option even if the Index is performing positively. Under extreme conditions, you could lose up to 100% of your investment in a Strategy Account
Option due to Interim Value. For example, if you allocate $100,000 to a Strategy Account
Option with a 3-year Term and later withdraw the entire amount before the 3 years have elapsed, you could lose up to $100,000 of your investment. The following transactions are subject to the Interim Value of Strategy Account Option:
•A fee or charge is deducted from the Strategy Account Option
•An amount is deducted from the Strategy Account Option due to a Surrender or
Withdrawal (including a systematic Withdrawal, RMDs, free Withdrawal amounts or any other Withdrawal);
•The Contract is annuitized; or
•The death benefit is paid.
You may obtain the Interim Value(s) of your Strategy Account Option(s) online at
www.corebridgefinancial.com/annuities or by contacting your financial representative.
Fee Table Fees, Charges and Adjustments
Are There Transaction Charges?	No, other than Surrender Charges and Interim Value adjustments.	Not Applicable
Are There Ongoing Fees and Expenses?
Yes.
Under the Strategy Account Options, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of an Upside Parameter.
This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses.
This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year, depending on whether you choose the optional Return of Purchase Payment Death Benefit. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
Fee Table Fees, Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Optional Return of Purchase Payment Death Benefit available for an additional charge[1]	0.20%	0.20%
1 As a percentage of Net Purchase Payments on each Contract Anniversary.
Because your Contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract or make any other transactions, which could add Withdrawal Charges and Negative Adjustments for
Interim Value that substantially increase costs.

	Lowest Annual Cost: $0	Highest Annual Cost: $200
	Assumes: •Investment of $100,000 •5% annual appreciation •No Optional benefits •No sales charges •No transfers or withdrawal •No adjustment for Interim Values	Assumes: •Investment of $100,000 •5% annual appreciation •Optional Return of Purchase Payment Death Benefit •No sales charges •No transfers or withdrawals •No adjustment for Interim Values

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Withdrawal Charges. If you take a Withdrawal from your Contract within six (6) years following the Contract Issue Date, you may be assessed a Withdrawal Charge of up to 8%, as a percentage of the Contract Value withdrawn. For example, if you make a Withdrawal during the Withdrawal Charge Period, you could pay a Withdrawal Charge of up to $8,000 on a $100,000 investment. This loss will be greater if there is a Negative Adjustment based on Interim Values of the Strategy Account Options, taxes or tax penalties.
Interim Value Adjustments. Your Contract Value in a Strategy Account Option will be adjusted to the Interim Value if all or a portion of Contract Value is removed from the
Strategy Account Option during the Term. The Interim Value could be less than your investment in a Strategy Account Option even if the Index is performing positively. Under extreme conditions, you could lose up to 100% of your investment in a Strategy Account
Option due to Interim Value. For example, if you allocate $100,000 to a Strategy Account
Option with a 3-year Term and later withdraw the entire amount before the 3 years have elapsed, you could lose up to $100,000 of your investment. The following transactions are subject to the Interim Value of Strategy Account Option:
•A fee or charge is deducted from the Strategy Account Option
•An amount is deducted from the Strategy Account Option due to a Surrender or
Withdrawal (including a systematic Withdrawal, RMDs, free Withdrawal amounts or any other Withdrawal);
•The Contract is annuitized; or
•The death benefit is paid.
You may obtain the Interim Value(s) of your Strategy Account Option(s) online at
www.corebridgefinancial.com/annuities or by contacting your financial representative.
Fee Table Fees, Charges and Adjustments

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No, other than Surrender Charges and Interim Value adjustments.	Not Applicable

Key Information, Transactions Subject to Contract Adjustment [Text Block]	No, other than Surrender Charges and Interim Value adjustments.
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes.
Under the Strategy Account Options, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of an Upside Parameter.
This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses.
This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year, depending on whether you choose the optional Return of Purchase Payment Death Benefit. Please refer to your Contract for information about the specific fees you will pay each year based on the options you have elected.
Fee Table Fees, Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Optional Return of Purchase Payment Death Benefit available for an additional charge[1]	0.20%	0.20%
1 As a percentage of Net Purchase Payments on each Contract Anniversary.
Because your Contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract or make any other transactions, which could add Withdrawal Charges and Negative Adjustments for
Interim Value that substantially increase costs.

	Lowest Annual Cost: $0	Highest Annual Cost: $200
	Assumes: •Investment of $100,000 •5% annual appreciation •No Optional benefits •No sales charges •No transfers or withdrawal •No adjustment for Interim Values	Assumes: •Investment of $100,000 •5% annual appreciation •Optional Return of Purchase Payment Death Benefit •No sales charges •No transfers or withdrawals •No adjustment for Interim Values

Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	0.20%
Optional Benefits Footnotes [Text Block]	1 As a percentage of Net Purchase Payments on each Contract Anniversary.
Index-Linked Option, Implicit Ongoing Fees [Text Block]	Yes.Under the Strategy Account Options, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of an Upside Parameter. This means that your returns may be lower than the Index’s returns.In return for accepting a limit on Index gains, you will receive some protection from Index losses.This implicit ongoing fee is not reflected in the tables below.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting a limit on Index gains, you will receive some protection from Index losses.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]	This implicit ongoing fee is not reflected in the tables below.
Lowest Annual Cost [Dollars]	$ 0
Highest Annual Cost [Dollars]	$ 200
Risks [Table Text Block]
	Risks	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?
Yes. You could lose money by investing in the Contract. If you invest in a Strategy
Account Option, under extreme circumstances, you could lose up to 90% of your investment in a Strategy Account Option with a Buffer Rate of 10% and 99% of your investment in a Strategy Account Option with a Lock Buffer Rate of 1% due to negative Index performance. The minimum guaranteed Buffer Rate that we offer under any Strategy Account Options other than those with Lock Upside Parameter is
10%. Buffer Rates for all Strategy Account Options other than those with Lock Upside
Parameter will not change from one Term to the next. The Lock Buffer Rates can change from one Term to the next subject to the minimum guaranteed Lock Buffer
Rate of 1%. There is no guarantee that Strategy Account Options that limit Index losses will always be offered. We reserve the right to add, replace or remove Strategy
Account Options offered and limit the number of Strategy Account Options to only one. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you, including one that does not limit losses, which would mean risk of loss of the entire amount invested.
Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the
Contract as a short-term investment or savings vehicle. A Withdrawal Charge may apply in certain circumstances and any Withdrawals may also be subject to federal and state income taxes and tax penalties. Withdrawals could result in significant reductions to your Contract
Value and to the death benefit, perhaps by more than the amount withdrawn. Withdrawals from a Strategy Account Option prior to the Term End Date may result in an adjustment for
Interim Value. Your Strategy Account Option Value will be transferred on the Term End
Date according to your instructions. If we do not receive transfer instructions from you within the appropriate time frame, we will automatically transfer or renew, as applicable, your Strategy Account Option and/or Fixed Account Option Value as follows:
•Any Contract Value in any expiring Strategy Account Option with a 1-year Term will remain in its current allocation for the next Term, subject to the Upside Parameter rates declared for that Term. If your Contract Value is invested in a Strategy Account Option with a 1-year Term that is no longer available for investment, the Contract Value in the expiring Strategy Account Option will automatically be transferred to the Fixed Account
Option, subject to the renewal interest rate, and will remain there until you provide transfer instructions. The Contract Value automatically transferred to the Fixed Account
Option in the absence of transfer instructions cannot be transferred to another available
Strategy Account Option until the next Contract Anniversary.
•Any Contract Value in an expiring Strategy Account Option with a multi-year Term or
Fixed Account Option will automatically be transferred or renewed to the Fixed Account
Option, subject to the applicable renewal interest rates and will remain there until you provide transfer instructions. The Contract Value automatically renewed or transferred to the Fixed Account Option in the absence of transfer instructions cannot be transferred to a Strategy Account Option until the next Contract Anniversary.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Indices for the Strategy Account Options under the Contract. Each Allocation Account will have its own unique risks. You should review the
Allocation Accounts before making an investment decision.
For investments in a Strategy Account Option, the Cap Rate, Dual Direction with Cap, Cap
Secure Rate, Participation and Cap Rates, Enhanced Participation and Cap Rates, Trigger
Rate, Dual Direction Trigger with Cap or Lock Threshold will limit positive Index performance (e.g., limited upside). For example:
•If the Strategy Account Option has a Cap Rate, and the Index Change is 15% and the
Cap Rate is 10%, the Index Credit Rate would be 10% on the Term End Date;
•If the Strategy Account Option has a Dual Direction with Cap, and the Index Change is
11% and the Cap Rate is 8%, the Index Credit Rate would be 8% on the Term End Date;
•If the Strategy Account Option has a Cap Secure Rate, and the annual Index Change is
15%, and the Cap Secure Rate is 8%, the adjusted annual Index performance is 8% on that Contract Anniversary. The adjusted annual Index performance on each Contract
Anniversary within the multi- year Term would be compounded to establish the Index
Credit Rate on the Term End Date. For example, if the adjusted annual Index performance is 5% on each Contract Anniversary for a 6-year Term, the Index Credit Rate on the Term End Date would be 34.01% ({(1+5%)6}-1=34.01%);
•If the Strategy Account Option has Participation and Cap Rates or Enhanced Participation
and Cap Rates, the Index Change is 20%, the Participation Rate is 105%, and the Cap
Rate is 10%, the Index Credit Rate would be 10% on the Term End Date;
•If the Strategy Account Option has a Trigger Rate, and the Index Change is greater than or equal to zero (for example, 12%), and the Trigger Rate is 4%, the Index Credit Rate
would be 4% on the Term End Date;
•If the Strategy Account Option has a Dual Direction Trigger with Cap, and the Index
Change is 22%, the Buffer Rate is 10%, the Cap Rate is 20%, and the Trigger Rate is
3%, your Index Credit Rate would be 20% on the Term End Date. Since the Index Change was positive and exceeded the absolute value of the Buffer Rate, the Trigger Rate does not apply. The Cap Rate applies limiting your Index Credit Rate to 20%. Alternatively, if the Index Change is 5%, the Buffer Rate is 10%, the Cap Rate is 15%, and the Trigger
Rate is 3%, your Index Credit Rate would be 3%. Since the Index Change was positive and did not exceed the absolute value of the Buffer Rate, the Trigger Rate applies limiting your Index Credit Rate to 3%; and
•If the Strategy Account Option has a Lock Threshold and the Index Change meets or exceeds the Lock Threshold at Market Close on any day during the Term, you will receive an Index Credit Rate equal to the Lock Threshold as of that date. For example, if the
Lock Threshold is 50% and the Index Change at Market Close on any day during the
Term is 50% or greater, you will receive an Index Credit Rate equal to 50% on that date, even if the Index Change on the Term End Date is 65%.
This may result in you earning less than the Index return.
For investments in a Strategy Account Option, the Buffer will limit negative Index Credit
Rates on the Term End Date (e.g., limited protection in the case of market decline). For example:
•If the Index Change is −25% and Buffer Rate is 10%, the Index Credit Rate would be
−15% (the amount that the Index Change exceeds the Buffer Rate) on the Term End
Date.
Each Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities comprising the Index. This will cause the Index return to underperform in comparison to a direct investment in a total return index.
You bear all loss that exceeds the Buffer.
Principal Risks of Investing in the Contract
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. The Company is solely responsible to the Owner for the Contract Value and the guaranteed benefits. The general obligations including the Fixed Account Option and Strategy Account Options under the Contract are supported by our general account and are subject to our claims paying ability. An Owner should look solely to our financial strength for our claims-paying ability.
More information about the Company, including our financial strength ratings, may be obtained at https://investors.corebridgefinancial.com/financials/Ratings/default.aspx.
Principal Risks of Investing in the Contract

Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]	You could lose money by investing in the Contract. If you invest in a Strategy Account Option, under extreme circumstances, you could lose up to 90% of your investment in a Strategy Account Option with a Buffer Rate of 10% and 99% of your investment in a Strategy Account Option with a Lock Buffer Rate of 1% due to negative Index performance. The minimum guaranteed Buffer Rate that we offer under any Strategy Account Options other than those with Lock Upside Parameter is 10%. Buffer Rates for all Strategy Account Options other than those with Lock Upside Parameter will not change from one Term to the next. The Lock Buffer Rates can change from one Term to the next subject to the minimum guaranteed Lock Buffer Rate of 1%. There is no guarantee that Strategy Account Options that limit Index losses will always be offered. We reserve the right to add, replace or remove Strategy Account Options offered and limit the number of Strategy Account Options to only one. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you, including one that does not limit losses, which would mean risk of loss of the entire amount invested.
Key Information, Contract Adjustment Risk [Text Block]	A Withdrawal Charge may apply in certain circumstances and any Withdrawals may also be subject to federal and state income taxes and tax penalties. Withdrawals could result in significant reductions to your Contract Value and to the death benefit, perhaps by more than the amount withdrawn. Withdrawals from a Strategy Account Option prior to the Term End Date may result in an adjustment for Interim Value. Your Strategy Account Option Value will be transferred on the Term End Date according to your instructions. If we do not receive transfer instructions from you within the appropriate time frame, we will automatically transfer or renew, as applicable, your Strategy Account Option and/or Fixed Account Option Value as follows:•Any Contract Value in any expiring Strategy Account Option with a 1-year Term will remain in its current allocation for the next Term, subject to the Upside Parameter rates declared for that Term. If your Contract Value is invested in a Strategy Account Option with a 1-year Term that is no longer available for investment, the Contract Value in the expiring Strategy Account Option will automatically be transferred to the Fixed Account Option, subject to the renewal interest rate, and will remain there until you provide transfer instructions. The Contract Value automatically transferred to the Fixed Account Option in the absence of transfer instructions cannot be transferred to another available Strategy Account Option until the next Contract Anniversary.•Any Contract Value in an expiring Strategy Account Option with a multi-year Term or Fixed Account Option will automatically be transferred or renewed to the Fixed Account Option, subject to the applicable renewal interest rates and will remain there until you provide transfer instructions. The Contract Value automatically renewed or transferred to the Fixed Account Option in the absence of transfer instructions cannot be transferred to a Strategy Account Option until the next Contract Anniversary.
Key Information, Default Reallocation Risk [Text Block]	If we do not receive transfer instructions from you within the appropriate time frame, we will automatically transfer or renew, as applicable, your Strategy Account Option and/or Fixed Account Option Value as follows:•Any Contract Value in any expiring Strategy Account Option with a 1-year Term will remain in its current allocation for the next Term, subject to the Upside Parameter rates declared for that Term. If your Contract Value is invested in a Strategy Account Option with a 1-year Term that is no longer available for investment, the Contract Value in the expiring Strategy Account Option will automatically be transferred to the Fixed Account Option, subject to the renewal interest rate, and will remain there until you provide transfer instructions. The Contract Value automatically transferred to the Fixed Account Option in the absence of transfer instructions cannot be transferred to another available Strategy Account Option until the next Contract Anniversary.•Any Contract Value in an expiring Strategy Account Option with a multi-year Term or Fixed Account Option will automatically be transferred or renewed to the Fixed Account Option, subject to the applicable renewal interest rates and will remain there until you provide transfer instructions. The Contract Value automatically renewed or transferred to the Fixed Account Option in the absence of transfer instructions cannot be transferred to a Strategy Account Option until the next Contract Anniversary.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Indices for the Strategy Account Options under the Contract. Each Allocation Account will have its own unique risks. You should review the Allocation Accounts before making an investment decision.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	For investments in a Strategy Account Option, the Buffer will limit negative Index Credit Rates on the Term End Date (e.g., limited protection in the case of market decline).
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]	Each Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities comprising the Index.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]	This may result in you earning less than the Index return.This will cause the Index return to underperform in comparison to a direct investment in a total return index.
Investment Restrictions [Text Block]	Yes.Transfer Restrictions. Contract Value allocated to a Strategy Account Option may only be transferred on the Term End Date. Contract Value allocated to the Fixed Account Option may not be transferred until the next Contract Anniversary. If you do not want to remain invested in the Fixed Account Option until the next Contract Anniversary, or in a Strategy Account Option until the Term End Date, your only options will be to take a Withdrawal from or Surrender the Contract, or exercise the Performance Capture feature (if available) and transfer your Strategy Account Option Value on the next Contract Anniversary. If you elect one of these options, the transaction will be based on the Interim Values of the Strategy Account Options. The Interim Value could be substantially less than the amount invested in the Strategy Account Option and could result in significant loss. All Withdrawals taken (and fees and charges deducted from your Contract) will reduce your Contract Value death benefit on a dollar-for-dollar basis and will trigger a Negative Adjustment which will lower your Strategy Base in the Strategy Account Option in the same proportion that the Interim Value is reduced (rather than a dollar-for-dollar basis) which may proportionately reduce the optional Return of Purchase Payment Death Benefit if elected. Such a reduction will reduce your Strategy Base for the remainder of the Term and the proportionate reduction may be greater than the dollar amount withdrawn, and the fee or charge deducted. Withdrawals and Surrenders may be subject to Withdrawal Charges, any applicable fees, and taxes (including a 10% Federal tax penalty before age 59½).Transfer requests must be provided before Market Close on the Term End Date (or Contract Anniversary after a Performance Capture or a Lock Threshold is met). If the Term End Date (or Contract Anniversary after a Performance Capture or a Lock Threshold is met) is not a Business Day, we must receive your instructions before Market Close on the Business Day before the Term End Date (or Contract Anniversary after a Performance Capture or a Lock Threshold is met).Performance Capture Restrictions. Manual Performance Capture is not allowed, and automatic Performance Capture settings cannot be changed, during the five (5) days prior to a Term End Date. Once a Performance Capture occurs, it cannot be revoked.Investment Restrictions.•Some Strategy Account Options may only be available on the Contract Issue Date. On the Term End Date, you will only be able to invest in the Strategy Account Option(s) available at that time.•When allocating Contract Value on a Term End Date among the available Allocation Accounts, you may not invest in any Strategy Account Option that has a Term that extends beyond the Latest Annuity Date. If there is no eligible Strategy Account Option, only the Fixed Account Option will be available to you for investment.•The Company reserves the right to stop offering all but one Strategy Account Option. We will provide you with written notice before adding, replacing, or removing a Strategy Account Option or IndexAvailability of Strategy Account Options and Indices. We reserve the right to add, replace or remove Strategy Account Options offered, change the Indices, and limit the number of offered Strategy Account Options to only one. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you. We may change the Strategy Account Options, the Upside Parameters rates, and the Lock Buffer Rates subject to the stated guaranteed minimum rates. There is no guarantee that a particular Strategy Account Option or Index will be available during the entire time that you own your Contract.Certain Strategy Account Options and Indices may not be available through your financial representative. See "Appendix H: Broker-Dealer Variations" in the prospectus. You may obtain information about the Strategy Account Options and Indices that are available to you by contacting your financial representative.
Key Information, Benefit Restrictions [Text Block]	Yes.•There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, Performance Capture feature, Extended Care Waiver, Terminal Illness Waiver).•Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.•Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.Availability of the optional Return of Purchase Payment Death Benefit. The optional Return of Purchase Payment Death Benefit may not be available through certain selling broker-dealer firms. See "Appendix H: Broker-Dealer Variations" in the prospectus. You should ask your financial representative if the optional Return of Purchase Payment Death Benefit is available under your Contract.
Tax Implications [Text Block]	•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchase the Contract through an IRA, there is no additional tax benefit under the Contract.•Earnings under your Contract are taxed at ordinary income tax rates when withdrawn. You may be subject to a tax penalty if you take a Withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your financial representative may receive compensation for selling this Contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this Contract with your financial representative’s firm.Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our Contracts over other annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should ask your financial representative about how they are compensated.
Exchanges [Text Block]	Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table
 The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and Surrendering or making Withdrawals from an Allocation Account or from the Contract. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.The first table describes fees and expenses that you will pay at the time that you buy the Contract, Surrender or make Withdrawals from an Allocation Account or from the Contract, or transfer Contract Value between Allocation Accounts. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of the amount withdrawn)[1]	8.00%
Transfer Fee	None
[1] The Withdrawal Charge percentage is deducted upon a Withdrawal of amounts in excess of the free Withdrawal amount (generally 10% of the previous Contract Anniversary Contract Value). Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges and exceptions, see “Fees, Charges and Adjustments – Withdrawal Charges” and “Access to Your Money”.The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from a Strategy Account Option or from the Contract before the expiration of a specified period.
Adjustments
Maximum Potential Loss Due to Interim Value Adjustment (as a percentage of Contract Value withdrawn from a Strategy Account Option)[1]	100%
1 We use the Interim Values for your Strategy Account Options if you make any Withdrawals (including required minimum distributions (“RMDs”), Surrenders (including “free look” withdrawals in states that require a refund of Contract Value rather than a refund of the Purchase Payment and free Withdrawal amounts), exercise the Performance Capture feature, pay optional death benefit fees, annuitize your Contract or a death benefit is paid from a Strategy Account Option on any date prior to the Term End Date. The maximum loss would occur if there is a total distribution for a Strategy Account Option at a time when the Index Value has declined to zero. If the Interim Value calculation applies to a transaction, the Buffer will not apply. See “Valuing Your Investment in a Strategy Account Option – Interim Values” for more information.The next table describes the fees and expenses that you will pay each year during the time that you own the Contract. If you choose to purchase the optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses
Optional Benefit Expense – Optional Return of Purchase Payment Death Benefit[1] (as a percentage of remaining Net Purchase Payments)	0.20%
[1] Charged annually based on remaining Net Purchase Payments. The fee will be deducted proportionally from the Allocation Accounts and charged on each Contract Anniversary. The fee is pro-rated upon death or Surrender. Deduction of the fee from a Strategy Account Option will trigger an Interim Value adjustment and Negative Adjustment.In addition to the fee described above, we may limit the amount you can earn on the Strategy Account Options. This means your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses.
Transaction Expenses [Table Text Block]	The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and Surrendering or making Withdrawals from an Allocation Account or from the Contract. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.The first table describes fees and expenses that you will pay at the time that you buy the Contract, Surrender or make Withdrawals from an Allocation Account or from the Contract, or transfer Contract Value between Allocation Accounts. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of the amount withdrawn)[1]	8.00%
Transfer Fee	None
[1] The Withdrawal Charge percentage is deducted upon a Withdrawal of amounts in excess of the free Withdrawal amount (generally 10% of the previous Contract Anniversary Contract Value). Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges and exceptions, see “Fees, Charges and Adjustments – Withdrawal Charges” and “Access to Your Money”.
Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%
Deferred Sales Load, Footnotes [Text Block]	The Withdrawal Charge percentage is deducted upon a Withdrawal of amounts in excess of the free Withdrawal amount (generally 10% of the previous Contract Anniversary Contract Value). Important exceptions and limitations may eliminate or reduce this charge. For a complete description of charges and exceptions, see “Fees, Charges and Adjustments – Withdrawal Charges” and “Access to Your Money”.
Transfer Fee, Maximum [Dollars]	$ 0
Contract Adjustments, Fee Table [Table Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from a Strategy Account Option or from the Contract before the expiration of a specified period.
Adjustments
Maximum Potential Loss Due to Interim Value Adjustment (as a percentage of Contract Value withdrawn from a Strategy Account Option)[1]	100%
1 We use the Interim Values for your Strategy Account Options if you make any Withdrawals (including required minimum distributions (“RMDs”), Surrenders (including “free look” withdrawals in states that require a refund of Contract Value rather than a refund of the Purchase Payment and free Withdrawal amounts), exercise the Performance Capture feature, pay optional death benefit fees, annuitize your Contract or a death benefit is paid from a Strategy Account Option on any date prior to the Term End Date. The maximum loss would occur if there is a total distribution for a Strategy Account Option at a time when the Index Value has declined to zero. If the Interim Value calculation applies to a transaction, the Buffer will not apply. See “Valuing Your Investment in a Strategy Account Option – Interim Values” for more information.
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract. If you choose to purchase the optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses
Optional Benefit Expense – Optional Return of Purchase Payment Death Benefit[1] (as a percentage of remaining Net Purchase Payments)	0.20%
[1] Charged annually based on remaining Net Purchase Payments. The fee will be deducted proportionally from the Allocation Accounts and charged on each Contract Anniversary. The fee is pro-rated upon death or Surrender. Deduction of the fee from a Strategy Account Option will trigger an Interim Value adjustment and Negative Adjustment.
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	In addition to the fee described above, we may limit the amount you can earn on the Strategy Account Options. This means your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
 Market Risk.  An investment in the Contract is subject to the risk of poor investment performance of the Strategy Account Options to which you have allocated Contract Value. You can lose money by investing in this Contract, including loss of principal and/or prior earnings. While limited protection from losses is provided under your Contract through a Buffer, you bear some level of the risk of decline in your Contract Value resulting from the performance of the Indexed Crediting Rate Strategies and the risk of losses may be significant. Under extreme circumstances, you could lose up to 90% of your investment in a Strategy Account Option with a 10% Buffer Rate and up to 80% of your investment in a Strategy Account Option with a 20% Buffer Rate. The minimum guaranteed Buffer Rate that we offer under any Strategy Account Options other than those with Lock Upside Parameter is 10%, and we will always offer at least one Strategy Account Option. There is no guarantee that Strategy Account Options that limit Index losses will always be offered. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you, including one that does not limit losses, which would mean risk of loss of the entire amount invested. If you take a withdrawal from a Strategy Account Option prior to the Term End Date, it will be based on the Interim Value and the Buffer will not apply. See “Early Withdrawal Risk,” below. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the federal deposit insurance corporation, the federal reserve board, or any other agency.Early Withdrawal Risk.  This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income protections mean that this Contract is more beneficial to investors with a long investment time horizon. You should carefully consider the risks associated with Withdrawals under the Contract. Withdrawals may be subject to significant Withdrawal Charges. If you make a Withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% Federal tax penalty. A Withdrawal may reduce the value of your standard and optional benefits. For instance, a Withdrawal will reduce the value of the death benefit. A Surrender will result in the termination of your Contract. We may defer payment of Withdrawals or Surrender for up to six months when permitted by law. If you make a Withdrawal or Surrender your Contract within six years after the Contract Issue Date, you may be assessed a Withdrawal Charge of up to 8% of the amount withdrawn in excess of the 10% annual free Withdrawal amount. In addition, Withdrawals during a Term could result in a greater reduction in your Contract Value than if you waited until the Term End Date. Withdrawals during a Term will proportionately reduce your Strategy Base, which could be significantly more than the dollar amount of your Withdrawal. The application of the Interim Value to Withdrawals taken prior to the Term End Date and proportional reductions to your Strategy Base, together with any Withdrawal Charges, could significantly reduce your Contract Value and reduce any gains on the Term End Date. The Interim Value is the amount in the Strategy Account Option that is available for transactions that occur during the Term, including Withdrawals (including RMDs), Surrenders, Withdrawals under the free look, (in states that require a refund of Contract Value rather than a refund of the Purchase Payment. See “Appendix E: State Variations”), free Withdrawal amounts, Performance Captures, optional death benefit fees, death benefit payments, and annuitization. The Interim Value could be less than your investment in a Strategy Account Option even if the Index is performing positively. Withdrawals or Surrenders that cause the Interim Value to be recalculated could result in the loss of principal investment and previously applied Index Credit Rates, and such losses could be as high as 100%. All Withdrawals taken, and fees and charges deducted, from a Strategy Account Option before a Term End Date (including fees and charges that are periodically deducted from your Contract) will reduce the Contract Value death benefit on a dollar-for-dollar basis and will trigger a Negative Adjustment which will lower your Strategy Base in the Strategy Account Option in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) which may proportionately reduce the optional Return of Purchase Payment Death Benefit if elected. Such a reduction will reduce your Strategy Base for the remainder of the Term and the proportionate reduction may be greater than the dollar amount of the amount withdrawn, or the fee or charge deducted. Withdrawals could result in significant reductions to your Contract Value and to the death benefit, perhaps by more than the amount withdrawn. Withdrawals taken before the Term End Date of a Strategy Account Option could also significantly reduce any Index Credit applied at the Term End Date. The Upside Parameters and Buffer are not applied until the Term End Date and do not apply in calculating your Interim Values. The Contract may not be appropriate if you intend to take Withdrawals from a Strategy Account Option prior to the Term End Date or from the Contract during the first six years. You should consult with your financial representative before making a Withdrawal.Our Financial Strength and Claims-Paying Ability Risk.  Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. Therefore, the guarantees under the Contract are subject to our financial strength and claims-paying ability. The assets in the Separate Account, like our General Account, are subject to our creditors. You need to consider our financial strength and claims-paying ability in meeting the guarantees under the Contract.Business Disruption Risk.  Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as, but not limited to, hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure, and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including service outages or other unavailability, may interfere with our ability to receive, pickup and process mail, to calculate the Index Change or process other Contract-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Indices or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.Cybersecurity Risk.  We rely heavily on interconnected computer systems and digital data to conduct our annuity business activities. Because our annuity business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with our websites (such as via denial of service attacks), and other operational disruptions, and unauthorized release of confidential customer information. Such systems failures, cyber-attacks, or other disruptions affecting us, any third-party administrator, the Index or Index issuers, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, impact our ability to calculate the Index Change, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities that comprise the Indices, which may cause the securities making up the Index to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, “AI Tools”) may increase our exposure to, or exacerbate the risks of, cyber-attacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners, the Indices or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your Contract and/or personal information.Allocation Account Availability Risk.  We reserve the right to add, remove and replace Allocation Accounts as available investment options. There is no guarantee that an Allocation Account you select for investment will always be available in the future or available with the same rates. There is no guarantee that any Strategy Account Option will always be available in the future. However, we will always offer at least one Strategy Account Option that is either currently offered or is similar to one that is currently offered as of the date of this prospectus. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you. We may change the Strategy Account Options, the Upside Parameters rates, and Lock Buffer Rates subject to the stated guaranteed minimum rates. There is no guarantee that a particular Strategy Account Option or Index will be available during the entire time that you own your Contract. Please note the Index for that Strategy Account Option remains subject to our right of substitution. See “Index Substitution Risk.” If we remove an Allocation Account, it will be closed such that no transfers will be allowed into that Allocation Account. If you are currently invested in an Allocation Account and it is removed, you may remain in that Allocation Account until the Term End Date. Liquidity Risk.  This Contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. The Contract is not designed to be a short-term investment and may not be appropriate for you if you intend to take early or frequent Withdrawals. •Transfer Limitations. The Contract restricts transfers between investment options, which will limit your ability to transfer your Contract Value in response to changes in market conditions or your personal circumstances. You may transfer Contract Value invested in an Allocation Account only on the Term End Date for that Allocation Account (or on the next Contract Anniversary after a Performance Capture occurs).•Withdrawal and Surrender Consequences. You may take a Withdrawal or Surrender at any time during the Accumulation Phase; however, there may be significant risks and negative consequences associated with any such Withdrawal or Surrender, including potential Withdrawal Charges, taxes and tax penalties, and negative impacts to the value of your investment. If you take a Withdrawal or Surrender before the Term End Date of a Strategy Account Option, it will reduce the Interim Value of your investment in that Strategy Account Option. All Withdrawals taken, and fees and charges deducted, from a Strategy Account Option before the Term End Date (including fees and charges that are periodically deducted from your Contract) will reduce the Contract Value death benefit on a dollar-for-dollar basis and will trigger a Negative Adjustment which will lower your Strategy Base in the Strategy Account Option in the same proportion that the Interim Value is reduced which may proportionately reduce the optional Return of Purchase Payment Death Benefit if elected. Such a reduction will reduce your Strategy Base for the remainder of the Term and the proportionate reduction may be greater than the dollar amount of the amount withdrawn, or the fee or charge deducted. Withdrawals could result in significant reductions to your Contract Value and to the death benefit, perhaps by more than the amount withdrawn. Withdrawals taken before the Term End Date of a Strategy Account Option could also result in forfeiture of Index Credit Rates or significantly reduce any Index Credit Rates applied at the Term End Date. See “Early Withdrawal Risk.” •Interim Values. There may be long periods of time when you can only perform a transaction under the Contract that is based on one or more Interim Values. For as long as you have multiple ongoing Terms for Strategy Account Options, there may be no time that any such transaction can be performed without the application of at least one Interim Value. See “Interim Value Risk.” •Taxes. Income taxes and certain tax restrictions may apply to any Withdrawal or Surrender. If taken before age 59½, a Withdrawal or Surrender may also be subject to a 10% federal tax penalty. •Delays in Payment. We generally make payment of any amount due from the Contract within seven (7) days from the date we receive all required information in Good Order. When permitted by law, however, we may defer payment of any Withdrawal or Surrender proceeds for up to six (6) months from the date we receive your request.Index Risk.  Strategy Account Option Value(s) will be impacted by the performance of the reference Index. Although you will not directly invest in the reference Index, you are indirectly exposed to the investment risks associated with an Index, such as market, equity and issuer risks. The following risks related to Index performance apply when you invest in a Strategy Account Option: •Negative Index Performance Could Result in Loss. The performance of any Index may fluctuate, sometimes rapidly and unpredictably. Both short-term and sustained negative Index performance, over one or multiple Terms, may cause you to lose principal or previous earnings. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Term or multiple Terms.•Index Change Calculations. We calculate Index Changes by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat even if the Index performed positively for certain time periods between those two specific points in time. This is true even for Strategy Account Options with multi-year Terms.•Dividends Excluded from Index Values. Each Index is a price return index, not a total return index, and therefore Index Values do not include income from any dividends or other distributions paid by a market index’s component companies. This will cause the Index to underperform in comparison to a direct investment in a total return index.•No Rights in the Index. When you invest in a Strategy Account Option, you are not investing directly in the Index or in the securities tracked by the Index, You have no rights with respect to the Index, the Index provider, or any aspect of the Index or any companies whose securities comprise the Index.•Evolving and Uncertain Economic Environment. In recent years, the financial markets have experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, the COVID-19 pandemic, geopolitical turmoil, rising inflation, changes in interest rates, and actions by governmental authorities. It is not possible to predict future performance of the markets. Depending on your individual circumstances, you may experience (perhaps significant) negative returns under the Contract. You should consult with your financial representative about how market conditions may impact your investment decisions under the Contract. •Exposure to Investment Risks. When you invest in a Strategy Account Option, you are indirectly exposed to the investment risks that could cause the stocks or other instruments that comprise the Index to decrease in value. The Indices are subject to a variety of investment risks, many of which are complicated and interrelated and all of which may adversely impact Index performance. If you invest in a Strategy Account Option with an Index that exposes you to higher investment risks, your risk of loss may be higher depending on the level of the Strategy Account Option’s downside protection. •Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable. •Equity Risk. Each Index is comprised of equity securities or other assets considered to represent a particular market or sector. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular market segment, or other asset classes. •Issuer Risk. The performance of each Index depends on the performance of individual securities that make-up the Index. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.•Risks Related to Specific Indices. In addition to the foregoing, each Index has its own unique risks, as follows: •The S&P 500® Price Return Index This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. Generally, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with small-capitalization (“small cap”) companies. •Nasdaq-100 Index® This Index is composed of equity securities issued by large-cap U.S. and non-U.S. companies, excluding financial companies. To the extent the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. The value of foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of U.S. issuers. •MSCI EAFE Index This Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding U.S. and Canada. In general, large-cap companies may be unable to respond quickly in response to changes in their industry and new competitive challenges and may not be able to attain the high growth rates of successful smaller companies. The securities of mid-cap companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). •Russell 2000® Index This Index is comprised of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of large-cap companies.Upside Parameter and Buffer Risk.  Each Strategy Account Option has an applicable Upside Parameter and Buffer for determining the Index Credit Rate applied to your Strategy Account Option Value. Each Strategy Account Options has an Upside Parameter that provides either a Cap, Cap Secure, Participation and Cap, Enhanced Participation and Cap, Dual Direction with Cap, Dual Direction Trigger with Cap, Trigger, or a Lock, and downside protection in the form of a Buffer (including the Dual Direction with Cap and Dual Direction Trigger with Cap). The Upside Parameters (except Lock), including their applicable rates, can change from one Term to the next, however, each Upside Parameter is subject to minimum guaranteed rates. The minimum guaranteed rates that may be established under the Contract for each of the types of limit on Index gains (other than Lock Upside Parameter) are: Cap Rate (no lower than 2%), Cap Secure Rate (no lower than 2%), Participation Rate (no lower than 100%) and Trigger Rate (no lower than 2%). The Lock Threshold for a Strategy Account Option with Lock Upside Parameter are guaranteed minimum rates under the Contract and will not change from one Term to the next.  The Lock Threshold percentages available are: 30, 40, 50, 75, and 100. •Upside Parameter Risk. If you invest Contract Value in a Strategy Account Option, the highest possible Index Credit Rate that you may achieve is limited by the applicable Upside Parameter. Because of these limits, the Index Credit Rate for a Strategy Account Option may be less than the positive Index Change. The Upside Parameters may therefore limit the positive Index Credit Rate, if any, that may be applied to your Contract Value for a given Term. We set the Upside Parameter rates each Term in our discretion, however, they will never be less than the minimum rates set forth in this prospectus. You bear the risk that we will not set the Upside Parameter rates higher than these minimums. •Lock Risk. Each Strategy Account Option with Lock Upside Parameter includes an automatic locking-in of an Index Credit Rate that is triggered by a target Index gain that is set on the Term Start Date (the “Lock Threshold”). If the Index Change does not meet the Lock Threshold at Market Close on any day during the Term, you will receive an Index Credit Rate equal to the Index Change on the Term End Date, subject to the Buffer. Under such circumstances, the Lock Threshold will have no impact on your gains or losses. If the positive Index Change meets or exceeds the Lock Threshold at Market Close on any day during the Term, you will receive an Index Credit Rate equal to the Lock Threshold as of that date. When that occurs, you will no longer participate in the Index performance, and you will not receive an additional Index Credit Rate on the Term End Date. If the Lock Threshold is met at Market Close on any day during the Term and positive Index performance continues until the next Contract Anniversary, the Lock Threshold limits the positive Index Credit Rate that would otherwise have been applied to your Contract Value. If the Lock Threshold is met at Market Close on any day during the Term, thereafter you will receive the Lock Fixed Rate, which is subject to a guaranteed minimum interest rate of 0.25%, until the next Contract Anniversary.•Buffer Risk. The Buffer provides only limited protection against negative Index performance. When you invest Contract Value in a Strategy Account Option, you bear the risk that negative Index performance may cause the Index Credit Rate to be negative even after the application of the Buffer. This would result in a negative Index Credit Rate and reduce your Strategy Account Option Value. Additionally, the Buffer provides downside protection only on the Term End Date, so your exposure to negative Index performance during a Term is greatest before the Term End Date. If negative Index performance exceeds the Buffer Rate, your negative Index performance will equal the negative Index performance in excess of the Buffer Rate. For example, with a Buffer Rate of 10%, you could lose 90% of your investment in the Strategy Account Option if negative Index performance on the Term End Date is 100%. The minimum guaranteed Buffer Rate that we will offer under any Strategy Account Options other than those with Lock Upside Parameter is 10%. Buffer Rates for all Strategy Account Options other than those with Lock Upside Parameter will not change from one Term to the next. The Lock Buffer Rates can change from one Term to another subject to the minimum guaranteed Lock Buffer Rate of 1%. With a minimum guaranteed Lock Buffer Rate of 1%, in extreme circumstances, you could lose 99% of your investment in a Strategy Account Option with Lock Upside Parameter.•Cap Secure Risk. For a Strategy Account Option with Cap Secure, since the gain or loss is established on the Term End Date based on Index performance on each Contract Anniversary, losses can accumulate so that you could lose a percentage in excess of the Buffer Rate in multiple years of the Term.•Dual Direction with Cap and Dual Direction Trigger with Cap Risk. For a Strategy Account Option with Dual Direction with Cap and a Strategy Account option with Dual Direction Trigger with Cap, you should note that, because there will be a positive Index Credit Rate as long as the negative Index Change does not exceed the Buffer, a negative Index Change on the Term End Date that exceeds the Buffer Rate (even slightly) can result in very different Index Credit Rates. For example, for a Strategy Account Option with Dual Direction with Cap with a 10% Buffer, if the negative Index Change is –10.00%, the Index Credit Rate will be 10%; whereas if the negative Index Change is -10.01%, the Index Credit Rate will be -0.01%. For a Strategy Account Option with Dual Direction Trigger with Cap with a 10% Buffer and a Trigger Rate of 3%, if the negative Index Change is –10.00%, the Index Credit Rate will be 3%. The Trigger Rate applies because the negative Index Change is within the Buffer. However, if the negative Index Change is –10.01%, the Index Credit Rate will be –0.01% because the negative Index Change exceeds the Buffer.Performance Capture Risk.  The Contract includes a “Performance Capture” feature for Strategy Account Options other than those with Lock Upside Parameter. If you exercise Performance Capture, your Interim Value for that Strategy Account Option on the Performance Capture Date is “captured” and will then earn an annual rate of interest credited daily at the Performance Capture Fixed Rate until the next Contract Anniversary. Performance Capture is subject to the following risks: •If you exercise Performance Capture, you will be capturing an Interim Value for the applicable Strategy Account Option. Interim Values may be unfavorable to you. See “Interim Value Risk.” •If you capture an Interim Value that is lower than the amount you invested in that Strategy Account Option on the Term Start Date, you may be capturing a loss. It is possible that you would have realized less loss or no loss if you exercised the Performance Capture at a different time or not at all. •On the Performance Capture Date, your Strategy Account Option Value will begin earning an annual rate with daily credited interest at the Performance Capture Fixed Rate until the next Contract Anniversary. Therefore, between the Performance Capture Date and the next Contract Anniversary, the value within the Strategy Account Option will no longer be tied to Index performance, and you will not receive an Index Credit Rate. The sooner after the Term Start Date a Performance Capture occurs the longer you will forego participating in Index performance. •If you exercise Performance Capture manually, we will “capture” the next calculated Interim Value after we receive your request in Good Order. Once we receive your request in Good Order, it is irrevocable. You won’t know the captured Interim Value in advance. The captured Interim Value may be lower or higher than the Interim Value that was calculated on the last day before you submitted your request. When you exercise Performance Capture automatically, you will not know the captured Interim Value in advance, the captured Interim Value will be triggered by the target Interim Value gain you have instructed us to capture. You may obtain the Interim Value(s) of your Strategy Account Option(s) online at www.corebridgefinancial.com/annuities or by contacting your financial representative. •You will not know the Interim Value at the time Performance Capture occurs and you may be “capturing” a loss. The loss may be significant. You should speak with your financial representative before exercising Performance Capture. •The Performance Capture Fixed Rate may change at each Contract Anniversary, subject to a guaranteed minimum interest rate of 0.25%. If you are invested in a Strategy Account Option with a multi-year Term, your Performance Captured Fixed Rate may change from one Contract Anniversary to the next within the Term. •We will not provide advice or notify you regarding whether you should exercise the Performance Capture or the best time to do so. We will not warn you if you exercise the Performance Capture at a time that may not be beneficial to you. We are not responsible for any losses related to your decision whether or not to exercise the Performance Capture. There may not be a best time to exercise the Performance Capture during a Term. See “Valuing Your Investment In A Strategy Account Option – Performance Capture.”Index Substitution Risk.  During a Term, if an Index is discontinued or if the calculation of the Index is substantially changed by the Index provider, or if Index Values should become unavailable for any reason, we may substitute the Index with a new Index, once we obtain all necessary regulatory approvals. We will notify you of any such substitution in writing. If we substitute an Index, we will select a new Index that we determine in our judgment is comparable to the original Index. You will have no right to reject the substitution of an Index. The performance of the new Index may differ significantly from the performance of the original Index. If we substitute the Index for a Strategy Account Option in which you are invested, your investment in the Contract is subject to the same terms and conditions as any other investment in a Strategy Account Option under the Contract. For example, you may not be permitted to transfer Contract Value prior to the Term End Date if an Index substitution occurs. If we substitute an Index during a Term, we will calculate the Index Change using the original Index up until the substitution date. After the substitution date, we will calculate the Index Change using the replacement Index, but with a revised Initial Index Value for the replacement Index. The revised Initial Index Value for the replacement Index will reflect the Index Change for the original Index from the Term Start Date to the substitution date. We will use a similar process if multiple substitutions occur during a Term. The substitution of an Index will have no impact on the Strategy Account Option’s Term, Upside Parameter, Buffer, or any other features or rates for that Strategy Account Option other than the Index to which the Strategy Account Option is linked. This example is intended to show how we would calculate the Index Change during a Term in which an Index was substituted. Index Change on substitution date for original Index
Initial Index Value for original Index	1000
Index Value for original Index on substitution date	1050
Index Change for original Index on substitution date	(1050 / 1000) – 1 = 5%
This 5% Index Change on the substitution date is then used to calculate the revised Initial Index Value for the replacement Index. Revised Initial Index Value for replacement Index
Index Change for original Index on substitution date	5%
Index Value for replacement Index on substitution date	1000
Revised Initial Index Value for replacement Index	1000/(100% +5%) = 952.38
The Index Change calculation for that Term is then based on the change between the revised Initial Index Value for the replacement Index, and the Final Index Value for the replacement Index. Assuming the Final Index Value for the replacement Index is 1010.52, then the Index Change on the Term End Date will be 6.10% ((1010.52 - 952.38) / 952.38). See “Valuing Your Investment In A Strategy Account Option – Index Substitutions.”Availability by Selling Broker-Dealer. The availability of the Strategy Account Options, Indices, and the optional Return of Purchase Payment Death Benefit described in this prospectus may vary by selling broker-dealer firm. For example, a firm may choose not to offer certain Strategy Account Options that are described in this prospectus. Only those Strategy Account Options and death benefit available through your firm will be part of your Contract and will be described in your firm’s marketing materials. For variations by selling broker-dealer firms see “Appendix H: Broker-Dealer Variations.” You should ask your financial representative for details about the specific Strategy Account Options and the death benefit available under your Contract.Interim Value Risk. On any day during the Term, other than the Term Start Date and Term End Date, we determine the Strategy Account Option Value for each Strategy Account Option by calculating its Interim Value. We calculate your Interim Value based on the value of a hypothetical portfolio of financial instruments designed to replicate the Strategy Account Option Value if it were held until the Term End Date. Such value could be less than your investment in the Strategy Account Option even if the Index is performing positively. This means that even if the Index Change is positive, it is possible that the Interim Value may not have increased. The Interim Value is the amount in the Strategy Account Option that is available for transactions that occur during the Term, including Withdrawals (including RMDs), Surrenders (including Free Looks in states that require a return of Contract Value rather than a return of Purchase Payment. See “Appendix E: State Variations”), free Withdrawal amounts, Performance Capture, optional death benefit fees, death benefit payments, and annuitization. The Interim Value could be less than your investment in a Strategy Account Option even if the Index is performing positively. Withdrawals or Surrenders that cause the Interim Value to be recalculated could result in the loss of principal investment and previously applied Index Credit Rates, and such losses could be as high as 100%. All Withdrawals taken, and fees and charges deducted, from a Strategy Account Option before the Term End Date (including fees and charges that are periodically deducted from your Contract) will reduce your Contract Value death benefit on a dollar- for- dollar basis and will trigger a Negative Adjustment which will lower your Strategy Base in the Strategy Account Option in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and may proportionately reduce the optional Return of Purchase Payment Death Benefit if elected. Such a reduction will reduce your Strategy Base for the remainder of the Term and the proportionate reduction may be greater than the dollar amount of the amount withdrawn, or the fee or charge deducted. The following transactions impact the Interim Value of a Strategy Account Option: •A fee or charge is deducted from the Strategy Account Option; or •An amount is deducted from the Strategy Account Option due to a Surrender or any Withdrawal; or •The Contract is annuitized; or •The death benefit is paid. •If you choose to allocate your Purchase Payment to a Strategy Account Option, an Index Credit will not be credited to your Contract Value until the Term End Date. This means that an Index Credit will not be credited to any amounts withdrawn prior to the Term End Date. This includes Contract Value applied to pay a death benefit or to begin an annuity income option. Except for the Term Start Date and the Term End Date, your Interim Value is the amount available for Withdrawals, Surrenders, annuitization and death benefits. You should consider the risk that it could be less than your original investment even when the applicable Index is performing positively.
Item 6. Description of Insurance Company, Registered Separate Account, and Investment Options [Line Items]
Exemption for Issuers of Securities Subject to Insurance Regulation [Flag]	true
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]
The Indices
Each Strategy Account Option credits interest based on the performance of one of the following Indices: S&P 500® Index. The S&P 500® Index was established by Standard & Poor’s. The S&P 500® Index includes 500 large cap stocks from leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500® Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities comprising the Index. This will cause the Index to underperform in comparison to a direct investment in a total return index. Nasdaq-100 Index®. The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market. The Index includes equities of companies across major industry groups including computer hardware and software, telecommunications, and retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. The Nasdaq-100 Index® is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities comprising the Index. This will cause the Index to underperform in comparison to a direct investment in a total return index. MSCI EAFE Index. The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia, and the Far East, excluding U.S. and Canada. Russell 2000® Index. The Russell 2000® Index is an equity index that measures the performance of the 2,000 smallest companies in the Russell 3,000® Index, which is made up of the 3,000 biggest U.S. stocks. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not affect the performance and characteristics of the true small-cap index. The Index Value is the closing value of the Index for that day. The Index Value on any day that is not a Business Day is the value of the Index at the end of the prior Business Day. We rely on the Index Values reported to us by a third-party when administering the Contract. The Indices track, directly or indirectly, the performance of a specific basket of stocks or other assets considered to represent a particular market or sector. By investing in a Strategy Account Option that is linked to the performance of an Index, you are not investing in the Index (it is not possible to invest directly in the Index) or the companies that comprise the indices and you have no rights with respect to the Index or any companies whose securities comprise the Index. The Indices are price return indices and therefore do not reflect dividends paid on the securities comprising the Index. See “Risk Factors – Index Risk.” Historical Index Returns The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical 10% buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance. The performance below is NOT the performance of any Strategy Account Option. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period and limit on Index gains and losses than the Strategy Account Options, and does not reflect Contract fees and charges, including Withdrawal Charges or Negative Adjustments to Interim Value, which reduce performance.
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]	We will credit positive, negative, or zero Index Credit, as applicable, at the Term End Date to amounts allocated to a Strategy Account Option based, in part, on the performance of the Index.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]	An investment in a Strategy Account Option is not an investment in the Index or any index fund.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]	You could lose a significant amount of money if the Index declines in value.
Index-Linked Option Details, Changes Possible [Text Block]	We reserve the right to add, replace or remove Strategy Account Options offered, change the Indices, and limit the number of offered Strategy Account Options to only one. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you. We may change the Strategy Account Options, the Upside Parameters rates, and Lock Buffer Rates subject to the stated guaranteed minimum rates. There is no guarantee that a particular Strategy Account Option or Index will be available during the entire time that you own your Contract.
Index-Linked Option Details, Features [Text Block]	Information regarding the features of each currently offered Strategy Account Option, including (i) the Index name, (ii) the type of Index, (iii) the Term, (iv) the Index Crediting Method, (v) the Current Buffer Rate, (vi) the Guaranteed Minimum Limit on Upside Parameter Rates, and (vii) the Availability of Performance Capture, is available in Appendix A to the prospectus. See “Appendix A: Investment Options Available Under the Contract.”
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]	www.corebridgefinancial.com/rila-renewals-and-rates
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Bar Chart Legend [Text Block]	The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 5% cap and a hypothetical 10% buffer. The chart illustrates the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Substitution [Text Block]	Index Substitutions During a Term, if an Index is discontinued or if the calculation of the Index is substantially changed by the Index provider, or if the Index Values should become unavailable for any reason, we may substitute the Index with a new Index once we obtain all necessary regulatory approvals. We will notify you of any such substitution in writing. We will seek to notify you at least 30 days prior to substituting an Index for any Strategy Account Option in which you are invested. However, in the event that it is necessary to substitute on less than 30 days’ notice due to circumstances outside of our control, we will provide notice of the substitution as soon as practicable. If we substitute an Index, we will select a new Index that we determine in our judgment is comparable to the original Index. We may look at factors which include, but are not limited to, asset class, index composition, strategy, and index liquidity. If we substitute an Index during a Term, we will calculate the Index Change using the original Index up until the substitution date. After the substitution date, we will calculate the Index Change using the replacement Index, but with a revised initial Index Value for the replacement Index. The revised initial Index Value for the replacement Index will reflect the Index Change for the original Index from the Term Start Date to the substitution date. We will use a similar process if multiple substitutions occur during a Term. The substitution of an Index will have no impact on the Strategy Account Option’s Term, Upside Parameter, Buffer, or any other features or rates for that Strategy Account Option other than the Index to which the Strategy Account Option is linked. This example is intended to show how we would calculate the Index Change during a Term in which an Index was substituted. Index Change on substitution date for original Index
Initial Index Value for original Index	1000
Index Value for original Index on substitution date	1050
Index Change for original Index on substitution date	(1050 / 1000) – 1 = 5%
This 5% Index Change on the substitution date is then used to calculate the revised Initial Index Value for the replacement Index. Revised Initial Index Value for replacement Index
Index Change for original Index on substitution date	5%
Index Value for replacement Index on substitution date	1000
Revised Initial Index Value for replacement Index	1000/(100% +5%) = 952.38
The Index Change calculation for that Term is then based on the change between the revised Initial Index Value for the replacement Index, and the Final Index Value for the replacement Index. Assuming the Final Index Value for the replacement Index is 1010.52, then the Index Change on the Term End Date will be 6.10% ((1010.52 - 952.38) / 952.38).
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	During a Term, if an Index is discontinued or if the calculation of the Index is substantially changed by the Index provider, or if the Index Values should become unavailable for any reason, we may substitute the Index with a new Index once we obtain all necessary regulatory approvals.
Index-Linked Option Details, Index Substitution Selection [Text Block]	If we substitute an Index, we will select a new Index that we determine in our judgment is comparable to the original Index. We may look at factors which include, but are not limited to, asset class, index composition, strategy, and index liquidity.
Index-Linked Option Details, Index Substitution Notification [Text Block]	We will notify you of any such substitution in writing. We will seek to notify you at least 30 days prior to substituting an Index for any Strategy Account Option in which you are invested. However, in the event that it is necessary to substitute on less than 30 days’ notice due to circumstances outside of our control, we will provide notice of the substitution as soon as practicable.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	If we substitute an Index during a Term, we will calculate the Index Change using the original Index up until the substitution date. After the substitution date, we will calculate the Index Change using the replacement Index, but with a revised initial Index Value for the replacement Index. The revised initial Index Value for the replacement Index will reflect the Index Change for the original Index from the Term Start Date to the substitution date. We will use a similar process if multiple substitutions occur during a Term. The substitution of an Index will have no impact on the Strategy Account Option’s Term, Upside Parameter, Buffer, or any other features or rates for that Strategy Account Option other than the Index to which the Strategy Account Option is linked. This example is intended to show how we would calculate the Index Change during a Term in which an Index was substituted. Index Change on substitution date for original Index
Initial Index Value for original Index	1000
Index Value for original Index on substitution date	1050
Index Change for original Index on substitution date	(1050 / 1000) – 1 = 5%
This 5% Index Change on the substitution date is then used to calculate the revised Initial Index Value for the replacement Index. Revised Initial Index Value for replacement Index
Index Change for original Index on substitution date	5%
Index Value for replacement Index on substitution date	1000
Revised Initial Index Value for replacement Index	1000/(100% +5%) = 952.38
The Index Change calculation for that Term is then based on the change between the revised Initial Index Value for the replacement Index, and the Final Index Value for the replacement Index. Assuming the Final Index Value for the replacement Index is 1010.52, then the Index Change on the Term End Date will be 6.10% ((1010.52 - 952.38) / 952.38).
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]
Valuing Your Investment in a Strategy Account Option
Strategy Account Option Value The value of your investment in a Strategy Account Option on any day during the Term is your Strategy Account Option Value. On the Term Start Date, the Strategy Account Option Value equals the Strategy Base. On the Term End Date, Your Strategy Account Option Value is calculated using the following formula: Strategy Account Option Value = Strategy Base x (1 + Index Credit Rate) •Index Credit Rate. The Index Credit Rate represents the percentage gain or loss that we apply to your Strategy Account Option on the Term End Date, the date a Lock Threshold is met at Market Close for a Strategy Account Option with Lock Upside Parameter, or a Performance Capture Date, depending on the Strategy Account Option you are invested in. Your gain or loss can also be expressed as a dollar amount, which we refer to as the Index Credit. The Index Credit Rate and the Index Credit may be positive, negative, or zero. If a Lock Threshold is met at Market Close for a Strategy Account Option with Lock Upside Parameter, you will not be locking-in Interim Value and the Index Credit Rate will not be based on the Interim Value. For all Strategy Account Options, the Index Credit equals the Index Credit Rate multiplied by the Strategy Base at the end of the day prior to application of the Index Credit Rate. •Strategy Base. Your Strategy Base generally represents your remaining investment in the Strategy Account Option (after a Withdrawal, fee or charge deducted from the Strategy Account Option). The following is an example of how we calculate your Strategy Account Option Value on the Term End Date: Assume you invest $10,000 in a Strategy Account Option. On the Term Start Date, your Strategy Base is $10,000. On the Term End Date, your Strategy Base is still $10,000 if there were no deductions for fees, charges or Withdrawals before the Term End Date. On the Term End Date, we will apply the Index Credit Rate to your Strategy Base to calculate your Strategy Account Option Value. •Assuming an Index Credit Rate of +10%, your Strategy Account Option Value would equal $11,000 (i.e., $10,000 x (1 + 10%) = $11,000). The Index Credit is +$1,000. •Assuming an Index Credit Rate of -10%, your Strategy Account Option Value would equal $9,000 (i.e., $10,000 x (1 + -10%) = $9,000). The Index Credit is -$1,000. Any fees or charges deducted on the Term End Date will be deducted on a dollar-for-dollar basis from your Strategy Account Option Value after the Index Credit is applied. See “Fees, Charges and Adjustments.” On any day between the Term Start Date and the Term End Date, your Strategy Account Option Value is equal to the Interim Value for the Strategy Account Option. See “Interim Values.”Negative Adjustments to Strategy Base On the Term Start Date, your Strategy Base equals the dollar amount that you allocated to that Strategy Account Option. Your Strategy Base for that Strategy Account Option will not change unless a fee or charge is deducted from that Strategy Account Option, or if you take any type of Withdrawal from that Strategy Account Option before the Term End Date, in which case your Strategy Base will be subject to a Negative Adjustment at that time. The Negative Adjustment is a proportionate reduction to your Strategy Base. It is derived by reducing your Strategy Base by the same percentage as the percentage reduction to your Interim Value due to the amount of the Withdrawal or the fee or charge deducted (which is deducted from the Interim Value on a dollar-for-dollar basis). A Negative Adjustment to your Strategy Base could result in less gain (if any) on the Term End Date, perhaps significantly less gain, because the Index Credit Rate will be applied to a lower Strategy Base. All Withdrawals taken, and fees and charges deducted, from a Strategy Account Option before the Term End Date will reduce the Contract Value death benefit on a dollar-for-dollar basis and will trigger a Negative Adjustment to your Strategy Base, including fees and charges that are periodically deducted from your Contract. A Negative Adjustment to your Strategy Base may be greater than or less than the amount withdrawn or the fee or charge deducted. There is no way to increase your Strategy Base during a Term, and therefore no way to reverse or offset the impact of a Negative Adjustment to your Strategy Base. For example, assume that your Strategy Base on the Term Start Date for a Strategy Account Option is $10,000. Further, assume on a given day before the Term End Date that there is a deduction as a result of fees or Withdrawals from that Strategy Account Option, on which day your Interim Value is $9,500 (before any deductions for fees or Withdrawals) and a total of $475 in fees or Withdrawals is deducted from that Strategy Account Option on that date. The $475 deduction would reduce your Interim Value to $9,025, representing a 5% reduction in your Interim Value (i.e., $475 / $9,500 = 5%). As such, your Strategy Base would likewise be reduced by 5% from $10,000 to $9,500 (i.e., ($10,000 x (1 + -5%) = $9,500), a Negative Adjustment to the Strategy Base of $500. Please note that in this example, the Negative Adjustment to the Strategy Base ($500) was greater than the reduction in the Interim Value (-$475). Continuing this example to the Term End Date, assume that there are no other deductions as a result of fees, charges, or Withdrawals from that Strategy Account Option before the Term End Date: •Assuming an Index Credit Rate of +10%, your Strategy Account Option Value would equal $10,450 (i.e., $9,500 x (1 + 10%) = $10,450). The Index Credit is +$950. In comparison, had your original Strategy Base of $10,000 not been subject to the Negative Adjustment earlier in this example, the Strategy Account Option Value would have equaled $11,000 (i.e., $10,000 x (1 + 10%) = $11,000), and the Index Credit would have been +$1,000. •Assuming an Index Credit Rate of -10%, your Strategy Account Option Value would equal $8,550 (i.e., $9,500 x (1 + -10%) = $8,550). The Index Credit is -$950. In comparison, had your original Strategy Base of $10,000 not been subject to the Negative Adjustment earlier in this example, the Strategy Account Option Value would have equaled $9,000 (i.e., $10,000 x (1 + -10%) = $9,000), and the Index Credit would have been -$1,000.Interim Values We calculate the Interim Value of your investment in a Strategy Account Option each day between the Term Start Date and the Term End Date. The Interim Value on a given day determines the amount available from that Strategy Account Option for Withdrawals, Surrender, and the other transactions listed below. The Interim Value is designed to shift investment risk from us to you to protect us from loss when having to pay out amounts from a Strategy Account Option prematurely. Withdrawals or Surrenders cause the Interim Value to be recalculated and could result in the loss of principal investment and previously applied Index Credit Rates, and such losses could be as high as 100%. All Withdrawals taken, and fees and charges deducted, from a Strategy Account Option before the Term End Date (including fees and charges that are periodically deducted from your Contract) will reduce the Contract Value death benefit on a dollar-for-dollar basis and will trigger a Negative Adjustment which will lower your Strategy Base in the Strategy Account Option in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and may proportionately reduce the optional Return of Purchase Payment Death Benefit if elected. Such a reduction will reduce your Strategy Base for the remainder of the Term and the proportionate reduction may be greater than the dollar amount of the amount withdrawn, or the fee or charge deducted. The Buffer is not reflected in the calculation of Interim Value. The Interim Value is calculated at the end of the Business Day. The Interim Value for a Strategy Account Option will generally change each day, and the change may be positive or negative compared to the last day (even when the Index has increased in value). You should understand that the Interim Value for a Strategy Account Option on a day will not impact your investment in that Strategy Account Option unless one of the following transactions occurs on that day: •A fee or charge is deducted from the Strategy Account Option; •An amount is deducted from the Strategy Account Option due to a Surrender or Withdrawal (including a systematic Withdrawal, required minimum distribution, free Withdrawal amounts or any other Withdrawal); •The Contract is annuitized; or •The death benefit is paid. In any of those circumstances, including the deduction of a periodic fee, the transaction will be processed based on the Interim Value for that Strategy Account Option on that day. If you have multiple ongoing Terms for Strategy Account Options that have different Term End Dates, the transactions listed above will be based on an Interim Value for some or all of your Strategy Account Options. For as long as you have multiple ongoing Terms for Strategy Account Options, there may be no time that any such transaction can be performed without the application of at least one Interim Value. When a transaction is processed based on an Interim Value, the Interim Value could reflect less gain or more loss (perhaps significantly less gain or more loss) than would be applied on the Term End Date. This means that there could be significantly less money available under your Contract for Withdrawals, a Surrender, annuitization and the death benefit. The application of an Interim Value may result in a loss to an Owner even if the reference Index at the time of Withdrawal or Surrender or other transaction listed above is higher than on the Term Start Date. Generally, the earlier a Withdrawal, Surrender, or distribution for an annuity income payment or death benefit payment occurs during the Term, the greater the amount of the Interim Value adjustment. If you use the Performance Capture to capture an Interim Value that is lower than the amount you invested in that Strategy Account Option on the Term Start Date, you may be capturing a loss. You may obtain the Interim Value(s) of your Strategy Account Option(s) online at www.corebridgefinancial.com/annuities or by contacting your financial representative. The Interim Value can fluctuate daily and the current value quoted may differ than the actual value at the time of adjustment. Our process for calculating Interim Values, including examples, is explained in detail in the Statement of Additional Information. Please see “Contract Adjustment” in the Statement of Additional Information for the formula used to calculate the Interim Value.Performance Capture The Contract includes a “Performance Capture” feature for Strategy Account Options other than those with a Lock Upside Parameter that allows you to “capture” the Interim Value of a Strategy Account Option prior to the Term End Date. If you exercise the Performance Capture feature, your Interim Value on the Performance Capture Date will be “captured.” If you elect a Strategy Account Option with Performance Capture, you may elect a manual Performance Capture and/or change your automatic Performance Capture settings, if available, before Market Close on any day prior to the five (5) days before the Term End Date. If you exercise Performance Capture for a Strategy Account Option, your Interim Value for that Strategy Account Option on the Performance Capture Date will be “captured” by the Company at the next Interim Value calculated at Market Close. You may exercise Performance Capture, as applicable, for one, some, or all of the Strategy Account Options for which it is available. If you have multiple ongoing Terms for the same Strategy Account Option, you may exercise Performance Capture for one, some, or all of them. You may decide not to exercise Performance Capture at all. Once a Performance Capture occurs during a Term, the “captured” value of your investment in the Strategy Account Option will be credited with a daily interest at the Performance Capture Fixed Rate until the next Contract Anniversary. If you exercise Performance Capture, you will be “capturing” an Interim Value. Interim Values fluctuate daily, positively or negatively, and may be unfavorable to you. If you capture an amount that is lower than the amount you invested in that Strategy Account Option on the Term Start Date, you may be capturing a loss. Captured amounts held in the applicable Strategy Account Option will not participate in any Index performance (positive or negative) after the date of capture. No Index Credit will be applied on the Term End Date of the Strategy Account Option for which you exercised Performance Capture. Depending on when you exercised Performance Capture, your investment might not participate in Index performance for up to one year. You may “manually” exercise Performance Capture, if available, on any day prior to the five (5) days before the Term End Date, in which case we will capture the next Interim Value calculated after we receive your request in Good Order. For certain Strategy Account Options, you may also exercise Performance Capture “automatically” based on a target performance gain that you provide us in advance, if available with the Strategy Account Option you choose. If you wish to enroll in this feature, you must provide us with instructions that identify a target performance gain percentage. After you enroll, Performance Capture will be automatically exercised if your Interim Value is greater than your Strategy Base by the percentage you specified. For instance, if you instruct us to exercise Performance Capture on any day that would capture at least a 5% gain, Performance Capture will be automatically exercised on any day that the Interim Value is at least 5% greater than your Strategy Base. The amount “captured” will not be the amount you initially allocated to the Strategy Account Option increased by the specified percentage if the Strategy Base has decreased due to Withdrawals or the deduction of fees and charges, and the Negative Adjustment. You may be “capturing” a loss. For example, if the amount initially allocated is $10,000, but the Strategy Base is $8,000 due to prior Withdrawals from that Strategy Account Option, then an Interim Value would automatically “capture” at $8,400 (1.05 x $8,000), not $10,500 (1.05 of $10,000). You may cancel or change your Performance Capture instructions before Market Close on any Business Day prior to the five (5) days before the Term End Date if Performance Capture has not occurred. If you submit instructions with your Contract application for Performance Capture to be automatically exercised for a Strategy Account Option, those instructions will apply to your Purchase Payment allocated to that Strategy Account Option. Those instructions will not apply to any other Strategy Account Option or any future Term. You must submit separate instructions to exercise Performance Capture automatically in those instances. If you exercise Performance Capture manually, you won’t know the captured Interim Value in advance. The captured Interim Value may be lower or higher than the Interim Value that was last calculated before you submitted your request. If you exercise Performance Capture automatically, you will not know the captured Interim Value in advance, but the captured Interim Value will be triggered by the target performance gain that you set in advance. We will not provide advice or notify you regarding whether you should exercise the Performance Capture feature or the optimal time for doing so. We will not warn you if you exercise the Performance Capture feature at a sub-optimal time. We are not responsible for any losses related to your decision to exercise the Performance Capture feature. You will not know the Interim Value at the time Performance Capture occurs and you may be “capturing” a loss. The Interim Value could be substantially less than the amount invested in the Strategy Account Option and could result in significant loss. You should speak with your financial representative before exercising Performance Capture. You should obtain the current Interim Value and discuss with your financial representative before executing a Performance Capture, although because of its daily fluctuation this value may be more or less than the value that will be “captured”. You may obtain the Interim Value(s) of your Strategy Account Option(s) online at www.corebridgefinancial.com/annuities or by contacting your financial representative. On the Performance Capture Date, the amount captured in the applicable Strategy Account will equal the captured Interim Value. Thereafter, until the next Contract Anniversary, that amount will be credited the Performance Capture Fixed Rate each day and will be reduced on a dollar-for-dollar basis for any fees, charges, or Withdrawals deducted. The Performance Capture feature is different from the Lock Upside Parameter. Also, the Strategy Account Options for which the Performance Capture feature is available are different from the Strategy Account Options that use Lock as an Upside Parameter. The Lock Upside Parameter is designed to limit your performance in positive Index performance if the Lock Threshold is met at Market Close on any day during the Term. If you select a Strategy Account Option with Lock Upside Parameter and the positive Index Change meets or exceeds the Lock Threshold on any day during the Term, you will receive an Index Credit Rate equal to the Lock Threshold as of that date. The table in “Appendix A: Investment Options Available Under the Contract” shows the Strategy Account Options that include Performance Capture as a feature versus the Strategy Account Options that include Lock as an Upside Parameter. Once you Performance Capture, the amount held in the applicable Strategy Account Option will remain there until the next Contract Anniversary unless withdrawn or annuitized. On the next Contract Anniversary, you may transfer the amount held in the applicable Strategy Account Option to any Allocation Account that is available for investment. We must receive your instructions at least five (5) days before the next Contract Anniversary. In the absence of instructions, the amount held in an applicable Strategy Account Option with a 1-year Term will be automatically renewed into the same Strategy Account Option for which you exercised Performance Capture and the amount held in an applicable Strategy Account Option with multi-year Term, will be transferred to the Fixed Account Option. If a Strategy Account Option with a 1-year Term is no longer available for investment, such amount will be transferred to the Fixed Account Option. Other information about Performance Capture: •Exercise of a Performance Capture is irrevocable. •The instructions for an automatic Performance Capture can be changed or revoked any day prior to the five (5) days before the Term End Date. •There is no limit on the number of times that you may exercise Performance Capture during the Accumulation Phase, but it may be exercised only once during any single Term for any single Strategy Account Option. •If you have multiple ongoing Terms for the same Strategy Account Option, you may exercise Performance Capture for one, some, or all of them. You may provide separate manual or automatic Performance Capture instructions for any such Term. •If you exercise Performance Capture multiple times (for different Strategy Account Options) within a one year period, amounts held in the applicable Strategy Account Option that are attributable to one exercise of Performance Capture will be treated as distinct from any amounts attributable to another exercise of Performance Capture for purposes of crediting interest; deducting fees, charges, and Withdrawals; and transferring amounts from the applicable Strategy Account Option on the next Contract Anniversary. •We may change the Performance Capture Fixed Rate at each Contract Anniversary, subject to a guaranteed minimum interest rate of 0.25%. If you are invested in a Strategy Account Option with a multi-year Term, your Performance Captured Fixed Rate may change from one Contract Anniversary to the next within the Term. Once a Strategy Account Option is Performance Captured, the Performance Capture Fixed Rate used to credit daily interest will not change before the next Contract Anniversary when the value is eligible for transfer. For any date on which a fee, charge, or Withdrawal is deducted from the applicable Strategy Account Option, daily interest will have been credited before the deduction of the fee, charge, or Withdrawal.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Adjustments Before the Term End Date for a Strategy Account Option, if you take a Withdrawal or Surrender, or if you exercise the Performance Capture, or if you annuitize the Contract, or if the Contract’s death benefit is paid, or if a fee or charge is deducted from that Strategy Account Option, the transaction will be based on the Interim Value of your investment in that Strategy Account Option. The Interim Value is designed to shift investment risk from us to you to protect us from loss when having to pay out amounts from a Strategy Account Option prematurely. The application of an adjustment for the Interim Value to such transactions could result in a loss beyond the Buffer for the Strategy Account Option. In extreme circumstances, for any Strategy Account Option, the total loss could be 100% (i.e., a complete loss of your principal and any prior earnings). Interim Values are calculated using a formula. Several factors may cause a positive or negative adjustment, such as the time remaining in the Term; the applicable Buffer Rate and Upside Parameter; market conditions (e.g., interest rates, volatility, dividends); and the market values of the hypothetical derivative instruments that we use to hedge our obligations. See “Valuing your Investment in a Strategy Account Option – Interim Values” and the “Statement of Additional Information” for more details, including examples illustrating the operation of Interim Values. If you take any type of Withdrawal from a Strategy Account Option before the Term End Date, your Strategy Base will be subject to a Negative Adjustment at that time. The Negative Adjustment is a proportionate reduction to your Strategy Base. It is derived by reducing your Strategy Base by the same percentage as the percentage reduction to your Interim Value due to the amount of the Withdrawal or the fee or charge deducted (which is deducted from the Interim Value on a dollar-for-dollar basis). A Negative Adjustment to your Strategy Base could result in less gain (if any) on the Term End Date, perhaps significantly less gain, because the Index Credit Rate will be applied to a lower Strategy Base. All Withdrawals taken, and fees and charges deducted, from a Strategy Account Option before the Term End Date will trigger a Negative Adjustment to your Strategy Base, including fees and charges that are periodically deducted from your Contract. A Negative Adjustment to your Strategy Base may be greater than or less than the amount withdrawn or the fee or charge deducted. There is no way to increase your Strategy Base during a Term, and therefore no way to reverse or offset the impact of a Negative Adjustment to your Strategy Base. See “Negative Adjustments to Strategy Base” for more details, including examples. You may obtain the Interim Value(s) of your Strategy Account Option(s) online at www.corebridgefinancial.com/annuities or by contacting your financial representative. Interim Values can fluctuate daily, and the current value quoted to you may differ from the actual value calculated at the time of a transaction.
Contract Adjustment, Applicable Transaction [Text Block]	Before the Term End Date for a Strategy Account Option, if you take a Withdrawal or Surrender, or if you exercise the Performance Capture, or if you annuitize the Contract, or if the Contract’s death benefit is paid, or if a fee or charge is deducted from that Strategy Account Option, the transaction will be based on the Interim Value of your investment in that Strategy Account Option.
Contract Adjustment, Waiver Circumstances [Text Block]	Systematic Withdrawal Program During the Accumulation Phase, you may elect to receive periodic Withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, Withdrawals are taken proportionally from all Allocation Accounts, and you may choose to take monthly, quarterly, semi-annual or annual Withdrawals from your Contract. Electronic transfer of these periodic Withdrawals to your bank account is available. Please contact our Annuity Service Center which can provide the necessary enrollment forms. A Withdrawal Charge may apply if the amount of the periodic Withdrawals in any year exceeds the free Withdrawal amount permitted each Contract Year. Upon notification of your death, we will terminate the Systematic Withdrawal Program. We reserve the right to modify, suspend or terminate the Systematic Withdrawal Program at any time. WAIVER OF WITHDRAWAL CHARGE We will waive Withdrawal Charges for the following:Extended Care Waiver If you are receiving extended care in a Qualified Facility for 90 consecutive days or longer, Withdrawal Charges may be waived in the event an Owner receives qualifying extended care. •Extended care must begin at least one year after the Contract Issue Date. •Extended care must be provided in a Qualified Facility for at least 90 consecutive days. •The Owner has 30 days to be confined again for the same/related cause for the period to be deemed uninterrupted (i.e., not required to satisfy another 90 consecutive days). •Coverage terminates on the earliest of the date on which any Owner turns age 86, or the date on which the Contract is terminated or Surrendered. •“Qualified Facility” means a facility located in the United States or its territories and that is an Assisted Living Facility, Hospital, or Nursing Facility that provides Medically Necessary care by a Qualified Medical Professional or Physician and is not an Excluded Facility as described below. Assisted Living Facility – A facility is an “Assisted Living Facility” if all of the following apply: •Is licensed and/or certified as an Assisted Living Facility; and •Is primarily engaged in providing continuous nursing services by or under the supervision of a Physician or a Qualified Medical Professional; and •Provides continuous room and board for an extended period of time. Hospital – A facility is a “Hospital” if any of the following apply: •Is licensed and operated as a hospital; or •Is accredited as a hospital by the Joint Commission on the Accreditation of Healthcare Organizations; or •Operates as a hospital under law. Nursing Facility – A facility is a “Nursing Facility” if all of the following apply: •Is licensed and/or certified as a Nursing Facility; and •Is solely engaged in providing continuous nursing service that is Medically Necessary by or under the supervision of a Physician or a Qualified Medical Professional; and •Administers a planned program of 24-hour observation and treatment by a Physician and/or Qualified Medical Professional; and •Provides continuous room and board for an extended period of time. Excluded Facility – A facility is an “Excluded Facility,” even if it meets the definition of Assisted Living Facility, Hospital, or Nursing Facility if it is one of the following: •Alcohol or chemical treatment center (or similar center); or •Home for the aged; or •Community living center; or •Senior living facility; or •Place that solely provides accommodations, room and/or board; or •Place that primarily provides personal care services to those whom do not need daily medical or nursing care; or •Place that provides in-home care. A “Qualified Medical Professional” or “Physician” is a person who is licensed in the United States by a state or federal licensing authority for such practitioners to diagnose and prescribe Medically Necessary care for a condition requiring Extended Care confinement in a Qualified Facility, acting within the scope of his or her license, and not a resident of the Owner’s household or related to the Owner by blood or marriage. The term “Medically Necessary” means appropriate and consistent with the diagnosis in accord with accepted standards of practice and which could not have been omitted without adversely affecting the individual’s condition. In order to use this waiver, you must submit the following documents to the Annuity Service Center: (1)A completed claim form that we will provide upon request; and (2)Any authorization required by us to obtain information and documentation from a third party; and (3)Written consent to the claim, in a form acceptable to us, of any applicable irrevocable Beneficiary, assignee or other required party. We reserve the right to require an examination of the Owner by a Qualified Medical Professional or Physician of our choice and to acquire a second opinion from such Qualified Medical Professional or Physician at our expense. In case of conflicting opinions, we may require, and will pay for, a third opinion from a different Qualified Medical Professional or Physician, mutually acceptable to the Owner and us, which shall be determinative. If any Owner is not an individual, this waiver of Withdrawal Charge provision will apply to the Annuitant or joint Annuitant.Terminal Illness Waiver We may waive any applicable Withdrawal Charge to partial Withdrawals or Surrenders if, at any time on and after the Contract Issue Date, you are initially diagnosed as having a Terminal Illness by a Qualified Physician. The term “Terminal Illness” means any disease or medical condition which a Qualified Physician expects will result in death within one year from the date of certification. A “Qualified Physician” is a person who is licensed to practice medicine in the United States by a state or federal licensing authority, specially trained to diagnose and treat the condition causing the Terminal Illness, acting within the scope of his or her license, and not a resident of the Owner’s household or related to the Owner by blood or marriage. In order to use this waiver, you must submit the following documents to the Annuity Service Center: (1)A completed claim form that we will provide upon request; and (2)Any authorization required by us to obtain information and documentation from a third party; and (3)Written consent to the claim, in a form acceptable to us, of any applicable irrevocable Beneficiary, assignee or other required party. (4)The diagnosis of Terminal Illness must be in the form of written documentation, signed by a Qualified Physician, supported by clinical, radiological or laboratory evidence of the Owner’s Terminal Illness. We reserve the right to require an examination of the Owner by a Qualified Physician of our choice and to acquire a second opinion from such Qualified Physician at our expense. In case of conflicting opinions, we may require, and will pay for, a third opinion from a different Qualified Physician, mutually acceptable to the Owner and us, which shall be determinative. If any Owner is not an individual, this waiver of Withdrawal Charge provision will apply to the Annuitant or joint Annuitant. See “Appendix E: State Variations” for state specific information regarding the availability of the Extended Care Waiver and Terminal Illness Waiver.
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]	The Interim Value is designed to shift investment risk from us to you to protect us from loss when having to pay out amounts from a Strategy Account Option prematurely. The application of an adjustment for the Interim Value to such transactions could result in a loss beyond the Buffer for the Strategy Account Option. In extreme circumstances, for any Strategy Account Option, the total loss could be 100% (i.e., a complete loss of your principal and any prior earnings).
Contract Adjustment, Relationship to Other Charges [Text Block]	Several factors may cause a positive or negative adjustment, such as the time remaining in the Term; the applicable Buffer Rate and Upside Parameter; market conditions (e.g., interest rates, volatility, dividends); and the market values of the hypothetical derivative instruments that we use to hedge our obligations. See “Valuing your Investment in a Strategy Account Option – Interim Values” and the “Statement of Additional Information” for more details, including examples illustrating the operation of Interim Values.
Contract Adjustment, Obtaining Current Value of an Adjustment [Text Block]	You may obtain the Interim Value(s) of your Strategy Account Option(s) online at www.corebridgefinancial.com/annuities or by contacting your financial representative.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	Interim Values can fluctuate daily, and the current value quoted to you may differ from the actual value calculated at the time of a transaction.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
  The following table summarizes information about the benefits available under the Contract.
The availability of Contract benefits may vary depending on the broker-dealer firm through which the Contract is sold. See “Appendix H: Broker-Dealer Variations” in the prospectus for additional information.Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Free Withdrawal Amount	Provides for an amount that may be withdrawn each Contract Year without incurring Withdrawal Charges.	None
•Only available during the Accumulation Phase.
•Withdrawals of Free Withdrawal Amount may be subject to
Negative Adjustments to Interim Value and taxes and tax
penalties.
•All Withdrawals count against Free Withdrawal Amount.
•Unused Free Withdrawal Amount is not available in future
Contract Years.

Performance Capture
By request in Good Order,
allows you to capture the
Interim Value of a Strategy
Account Option either
“manually” or
“automatically” based on a
target performance gain
that you provide us in
advance. Once a
Performance Capture occurs
during a Term, the
“captured” value of your
investment in the Strategy
Account Option will be
credited with a daily
interest at the Performance
Capture Fixed Rate until
the next Contract
Anniversary.
None
•We will not provide advice or notify you regarding whether
you should exercise Performance Capture or the optimal time
for doing so (if any).
•We will not warn you if you exercise Performance Capture at a sub-optimal time.
•You will not know the Interim Value in advance; the
captured Interim Value could be lower than you anticipated.
•We are not responsible for any losses or forgone gains
related to your decision whether or not to exercise
Performance Capture.
•You may not “manually” exercise Performance Capture or
change your instructions for an automatic Performance
Capture during the five (5) days before the Term End Date.
•Only available during the Accumulation Phase.
•Will not participate in Index performance (positive or
negative) for the remainder of the Term, including the Term
End Date.
•Buffer Rate and Upside Parameters will not apply on the
Term End Date after a Performance Capture is exercised.
•Only available during the Accumulation Phase
•You will not participate in Index performance (positive or
negative) for the remainder of the Term, including the Term
End Date.
•Capturing an Interim Value lower than your investment in
the Strategy Account Option will result in loss, no Buffer will apply, and the loss could be significant.
•Upon exercise, you may transfer into a new Allocation
Account at your next Contract Anniversary.
•May be exercised once per Term for each Strategy Account
Option.
•You must exercise for the full amount allocated to the
Strategy Account Option.
•Exercise is irrevocable.

Contract Value Death Benefit
Provides for a death benefit
upon death of the Owner
during the Accumulation
Phase equal to the greater
of the (1) Contract Value
or (2) Minimum
Withdrawal Value on the
Business Day we receive all
required documentation in
Good Order.
		None	•Automatically included in Contract at Contract Issue Date. •Only available during the Accumulation Phase •Contract Value reflects any applicable Interim Values. •Terminates upon Annuitization.
Standard Benefits (continued)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Extended Care Waiver	Waiver of Withdrawal Charges in the event of confinement to a Qualified Facility.	None
•Automatically included in Contract at Contract Issue Date.
•Only available during the Accumulation Phase.
•Extended care must begin at least one year after the
Contract Issue Date.
•Extended care must be provided in a Qualified Facility, as
defined in the Contract, for at least 90 consecutive days.
•Withdrawals under the benefit may be subject to Interim
Values and taxes and tax penalties.
•Withdrawals count against the Free Withdrawal Amount.

Terminal Illness Waiver	Waiver of Withdrawal Charges in the event of diagnosis as having a Terminal Illness by a Qualified Physician.	None
•Automatically included in Contract at Contract Issue Date.
•Only available during the Accumulation Phase.
•Owner must be diagnosed as having a Terminal Illness by a
Qualified Physician as defined by the benefit.
•Diagnosis must not pre-exist the Contract Issue Date.
•Withdrawals under the benefit may be subject to Interim
Values and taxes and tax penalties.
•Withdrawals count against the Free Withdrawal Amount.

Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Return of Purchase Payment Death Benefit	Provides for a death benefit upon death of the Owner during the Accumulation Phase equal to the greatest of the (1) Contract Value; (2) Minimum Withdrawal Value; or (3) Net Purchase Payments.	0.20% (annually based on remaining Net Purchase Payments).
•May be elected only at Contract Issue Date.
•Only available during the Accumulation Phase.
•Contract Value reflects any applicable Interim Values.
•Terminates upon Annuitization.
•Net Purchase Payment component is subject to proportionate
reductions for prior Withdrawals.
•Partial Withdrawals could significantly reduce the benefit, perhaps by more than the amount withdrawn.
•May not be available for election through the broker-dealer with which your financial representative is affiliated.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Free Withdrawal Amount	Provides for an amount that may be withdrawn each Contract Year without incurring Withdrawal Charges.	None
•Only available during the Accumulation Phase.
•Withdrawals of Free Withdrawal Amount may be subject to
Negative Adjustments to Interim Value and taxes and tax
penalties.
•All Withdrawals count against Free Withdrawal Amount.
•Unused Free Withdrawal Amount is not available in future
Contract Years.

Performance Capture
By request in Good Order,
allows you to capture the
Interim Value of a Strategy
Account Option either
“manually” or
“automatically” based on a
target performance gain
that you provide us in
advance. Once a
Performance Capture occurs
during a Term, the
“captured” value of your
investment in the Strategy
Account Option will be
credited with a daily
interest at the Performance
Capture Fixed Rate until
the next Contract
Anniversary.
None
•We will not provide advice or notify you regarding whether
you should exercise Performance Capture or the optimal time
for doing so (if any).
•We will not warn you if you exercise Performance Capture at a sub-optimal time.
•You will not know the Interim Value in advance; the
captured Interim Value could be lower than you anticipated.
•We are not responsible for any losses or forgone gains
related to your decision whether or not to exercise
Performance Capture.
•You may not “manually” exercise Performance Capture or
change your instructions for an automatic Performance
Capture during the five (5) days before the Term End Date.
•Only available during the Accumulation Phase.
•Will not participate in Index performance (positive or
negative) for the remainder of the Term, including the Term
End Date.
•Buffer Rate and Upside Parameters will not apply on the
Term End Date after a Performance Capture is exercised.
•Only available during the Accumulation Phase
•You will not participate in Index performance (positive or
negative) for the remainder of the Term, including the Term
End Date.
•Capturing an Interim Value lower than your investment in
the Strategy Account Option will result in loss, no Buffer will apply, and the loss could be significant.
•Upon exercise, you may transfer into a new Allocation
Account at your next Contract Anniversary.
•May be exercised once per Term for each Strategy Account
Option.
•You must exercise for the full amount allocated to the
Strategy Account Option.
•Exercise is irrevocable.

Contract Value Death Benefit
Provides for a death benefit
upon death of the Owner
during the Accumulation
Phase equal to the greater
of the (1) Contract Value
or (2) Minimum
Withdrawal Value on the
Business Day we receive all
required documentation in
Good Order.
		None	•Automatically included in Contract at Contract Issue Date. •Only available during the Accumulation Phase •Contract Value reflects any applicable Interim Values. •Terminates upon Annuitization.
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Extended Care Waiver	Waiver of Withdrawal Charges in the event of confinement to a Qualified Facility.	None
•Automatically included in Contract at Contract Issue Date.
•Only available during the Accumulation Phase.
•Extended care must begin at least one year after the
Contract Issue Date.
•Extended care must be provided in a Qualified Facility, as
defined in the Contract, for at least 90 consecutive days.
•Withdrawals under the benefit may be subject to Interim
Values and taxes and tax penalties.
•Withdrawals count against the Free Withdrawal Amount.

Terminal Illness Waiver	Waiver of Withdrawal Charges in the event of diagnosis as having a Terminal Illness by a Qualified Physician.	None
•Automatically included in Contract at Contract Issue Date.
•Only available during the Accumulation Phase.
•Owner must be diagnosed as having a Terminal Illness by a
Qualified Physician as defined by the benefit.
•Diagnosis must not pre-exist the Contract Issue Date.
•Withdrawals under the benefit may be subject to Interim
Values and taxes and tax penalties.
•Withdrawals count against the Free Withdrawal Amount.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Return of Purchase Payment Death Benefit	Provides for a death benefit upon death of the Owner during the Accumulation Phase equal to the greatest of the (1) Contract Value; (2) Minimum Withdrawal Value; or (3) Net Purchase Payments.	0.20% (annually based on remaining Net Purchase Payments).
•May be elected only at Contract Issue Date.
•Only available during the Accumulation Phase.
•Contract Value reflects any applicable Interim Values.
•Terminates upon Annuitization.
•Net Purchase Payment component is subject to proportionate
reductions for prior Withdrawals.
•Partial Withdrawals could significantly reduce the benefit, perhaps by more than the amount withdrawn.
•May not be available for election through the broker-dealer with which your financial representative is affiliated.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A: Investment Options Available Under the Contract
 Strategy Account Options The following is a list of Strategy Account Options currently available under the Contract. We may change the features of the Strategy Account Options listed below (including the Index and the current limits on Index gains and losses), offer new Strategy Account Options, and terminate existing Strategy Account Options. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Current Lock Buffer Rates are provided in the Rate Sheet Supplement that must accompany this prospectus. Information about current limits on Index gains and Index losses is available at www.corebridgefinancial.com/rila-renewals-and-rates. Note: If amounts are removed from a Strategy Account Option before the Term End Date, we will apply an Interim Value adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you waited until the Term End Date. See “Allocation Accounts – Strategy Account Options” in the prospectus for a description of the Strategy Account Options’ features. See “Valuing your Investment in a Strategy Account Option – Interim Value” and “Fees, Charges and Adjustments – Adjustments” in the prospectus for more information about Interim Value adjustments. The availability of Strategy Account Options may vary depending on the broker-dealer firm through which the Contract is sold. See "Appendix H: Broker-Dealer Variations” in the prospectus for additional information.
Index[1]	Type of Index	Term	Index Crediting Method[2]	Current Buffer Rate (if held until Term End Date)		Guaranteed Minimum Limit on Upside Parameter Rates (for the life of the Strategy Account Option)		Availability of Performance Capture
1-Year Term Strategy Account Options without Lock Upside Parameter
S&P 500® Index	Market Index	1-Year	Point-to-Point Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
S&P 500® Index	Market Index	1-Year	Point-to-Point Cap	20%	Buffer Rate	2%	Cap Rate	Manual or Automatic
S&P 500® Index	Market Index	1-Year	Point-to-Point Trigger	10%	Buffer Rate	2%	Trigger Rate	Manual
S&P 500® Index	Market Index	1-Year	Point-to-Point Dual Direction with Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
Nasdaq-100 Index®	Market Index	1-Year	Point-to-Point Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
Nasdaq-100 Index®	Market Index	1-Year	Point-to-Point Trigger	10%	Buffer Rate	2%	Trigger Rate	Manual
Nasdaq-100 Index®	Market Index	1-Year	Point-to-Point Dual Direction with Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
3-Year Strategy Account Options with Lock Upside Parameter
S&P 500® Index	Market Index	3-Year	Point-to-Point Lock 30%	See Rate Sheet Supplement		30%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	3-Year	Point-to-Point Lock 40%	See Rate Sheet Supplement		40%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	3-Year	Point-to-Point Lock 50%	See Rate Sheet Supplement		50%	Lock Threshold percentage	N/A
3-Year Strategy Account Options without Lock Upside Parameter
S&P 500® Index	Market Index	3-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	3-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Index[1]	Type of Index	Term	Index Crediting Method[2]	Current Buffer Rate (if held until Term End Date)		Guaranteed Minimum Limit on Upside Parameter Rates (for the life of the Strategy Account Option)		Availability of Performance Capture
3-Year Strategy Account Options without Lock Upside Parameter-continued
Nasdaq-100 Index®	Market Index	3-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
6-Year Strategy Account Options without Lock Upside Parameter
S&P 500® Index	Market Index	6-Year	Point-to-Point Dual Direction with Cap	10%	Buffer Rate	5%	Cap Rate	Manual or Automatic
S&P 500® Index	Market Index	6-Year	Point-to-Point Dual Direction with Cap	20%	Buffer Rate	5%	Cap Rate	Manual or Automatic
Nasdaq-100 Index®	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Nasdaq-100 Index®	Market Index	6-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
MSCI EAFE Index	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Russell 2000® Index	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Dual Direction Trigger with Cap*	20%	Buffer Rate	5%	Trigger Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Annual Application of Cap and Buffer Cap Secure	10%	Buffer Rate	2%	Cap Secure Rate	Manual
S&P 500® Index	Market Index	6-Year	Point-to-Point Participation and Cap	10%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Enhanced Participation and Cap	10%	Buffer Rate	101%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Enhanced Participation and Cap	20%	Buffer Rate	101%	Participation Rate	Manual or Automatic
						5%	Cap Rate
6-Year Strategy Account Options with Lock Upside Parameter
S&P 500® Index	Market Index	6-Year	Point-to-Point Lock 50%	See Rate Sheet Supplement		50%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	6-Year	Point-to-Point Lock 75%	See Rate Sheet Supplement		75%	Lock Threshold percentage	N/A
Index[1]	Type of Index	Term	Index Crediting Method[2]	Current Buffer Rate (if held until Term End Date)	Guaranteed Minimum Limit on Upside Parameter Rates (for the life of the Strategy Account Option)		Availability of Performance Capture
6-Year Strategy Account Options with Lock Upside Parameter-continued
S&P 500® Index	Market Index	6-Year	Point-to-Point Lock 100%	See Rate Sheet Supplement	100%	Lock Threshold percentage	N/A
[1] Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities comprising the Index. This will cause the Index to underperform in comparison to a direct investment in a total return Index. [2]If your Strategy Account Option utilizes a “Point-to-Point” crediting method, the calculation will be based on two Index Values. The Index Change will be calculated using the Index Value on the Term Start Date and Term End Date (unless you exercise a Performance Capture or Lock Threshold is met). The use of a Point-to-Point crediting method results in your Index Credit Rate being calculated at a single point in time, even for a Strategy Account Option with a multi-year Term. *The Strategy Account Option with Dual Direction Trigger with Cap is not available in California.The Lock Buffer Rates can change from one Term to the next subject to the minimum guaranteed Lock Buffer Rate of 1%. Buffer Rates for all Strategy Account Options other than those with Lock Upside Parameter will not change from one Term to the next for so long as that Strategy Account Option remains available under the Contract. The minimum guaranteed Buffer Rate that we offer under any Strategy Account Option other than those with Lock Upside Parameter is 10%. We reserve the right to add and remove Strategy Account Options as available investment options. As such, the Buffer Rates offered under the Contract for new Strategy Account Options may change from one Term to the next. There is no guarantee that Strategy Account Options that limit Index losses will always be offered. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you, including one that does not limit losses, which would mean risk of loss of the entire amount invested. The minimum guaranteed rates that may be established under the Contract for each type of limit on Index gains (other than Lock Upside Parameter) are: Cap Rate (no lower than 2%), Cap Secure Rate (no lower than 2%), Participation Rate (no lower than 100%) and Trigger Rate (no lower than 2%). The Lock Threshold for a Strategy Account Option with Lock Upside Parameter are guaranteed minimum rates under the Contract and will not change from one Term to the next. The Lock Threshold percentages available are: 30, 40, 50, 75, and 100.Strategy Account Options with Participation are no longer available for allocation as of April 28, 2025. For information regarding Strategy Account Options with Participation, see “Appendix F: Allocation Accounts No Longer Offered.”
Variable Option [Line Items]
Prospectuses Available [Text Block]
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Withdrawal Charge (as a percentage of the amount withdrawn)[1]	8.00%
Transfer Fee	None

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	Strategy Account Options The following is a list of Strategy Account Options currently available under the Contract. We may change the features of the Strategy Account Options listed below (including the Index and the current limits on Index gains and losses), offer new Strategy Account Options, and terminate existing Strategy Account Options. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Current Lock Buffer Rates are provided in the Rate Sheet Supplement that must accompany this prospectus. Information about current limits on Index gains and Index losses is available at www.corebridgefinancial.com/rila-renewals-and-rates. Note: If amounts are removed from a Strategy Account Option before the Term End Date, we will apply an Interim Value adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you waited until the Term End Date. See “Allocation Accounts – Strategy Account Options” in the prospectus for a description of the Strategy Account Options’ features. See “Valuing your Investment in a Strategy Account Option – Interim Value” and “Fees, Charges and Adjustments – Adjustments” in the prospectus for more information about Interim Value adjustments. The availability of Strategy Account Options may vary depending on the broker-dealer firm through which the Contract is sold. See "Appendix H: Broker-Dealer Variations” in the prospectus for additional information.
Index-Linked Options Available [Table Text Block]
Index[1]	Type of Index	Term	Index Crediting Method[2]	Current Buffer Rate (if held until Term End Date)		Guaranteed Minimum Limit on Upside Parameter Rates (for the life of the Strategy Account Option)		Availability of Performance Capture
1-Year Term Strategy Account Options without Lock Upside Parameter
S&P 500® Index	Market Index	1-Year	Point-to-Point Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
S&P 500® Index	Market Index	1-Year	Point-to-Point Cap	20%	Buffer Rate	2%	Cap Rate	Manual or Automatic
S&P 500® Index	Market Index	1-Year	Point-to-Point Trigger	10%	Buffer Rate	2%	Trigger Rate	Manual
S&P 500® Index	Market Index	1-Year	Point-to-Point Dual Direction with Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
Nasdaq-100 Index®	Market Index	1-Year	Point-to-Point Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
Nasdaq-100 Index®	Market Index	1-Year	Point-to-Point Trigger	10%	Buffer Rate	2%	Trigger Rate	Manual
Nasdaq-100 Index®	Market Index	1-Year	Point-to-Point Dual Direction with Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
3-Year Strategy Account Options with Lock Upside Parameter
S&P 500® Index	Market Index	3-Year	Point-to-Point Lock 30%	See Rate Sheet Supplement		30%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	3-Year	Point-to-Point Lock 40%	See Rate Sheet Supplement		40%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	3-Year	Point-to-Point Lock 50%	See Rate Sheet Supplement		50%	Lock Threshold percentage	N/A
3-Year Strategy Account Options without Lock Upside Parameter
S&P 500® Index	Market Index	3-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	3-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Index[1]	Type of Index	Term	Index Crediting Method[2]	Current Buffer Rate (if held until Term End Date)		Guaranteed Minimum Limit on Upside Parameter Rates (for the life of the Strategy Account Option)		Availability of Performance Capture
3-Year Strategy Account Options without Lock Upside Parameter-continued
Nasdaq-100 Index®	Market Index	3-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
6-Year Strategy Account Options without Lock Upside Parameter
S&P 500® Index	Market Index	6-Year	Point-to-Point Dual Direction with Cap	10%	Buffer Rate	5%	Cap Rate	Manual or Automatic
S&P 500® Index	Market Index	6-Year	Point-to-Point Dual Direction with Cap	20%	Buffer Rate	5%	Cap Rate	Manual or Automatic
Nasdaq-100 Index®	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Nasdaq-100 Index®	Market Index	6-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
MSCI EAFE Index	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Russell 2000® Index	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Dual Direction Trigger with Cap*	20%	Buffer Rate	5%	Trigger Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Annual Application of Cap and Buffer Cap Secure	10%	Buffer Rate	2%	Cap Secure Rate	Manual
S&P 500® Index	Market Index	6-Year	Point-to-Point Participation and Cap	10%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Enhanced Participation and Cap	10%	Buffer Rate	101%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Enhanced Participation and Cap	20%	Buffer Rate	101%	Participation Rate	Manual or Automatic
						5%	Cap Rate
6-Year Strategy Account Options with Lock Upside Parameter
S&P 500® Index	Market Index	6-Year	Point-to-Point Lock 50%	See Rate Sheet Supplement		50%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	6-Year	Point-to-Point Lock 75%	See Rate Sheet Supplement		75%	Lock Threshold percentage	N/A
Index[1]	Type of Index	Term	Index Crediting Method[2]	Current Buffer Rate (if held until Term End Date)	Guaranteed Minimum Limit on Upside Parameter Rates (for the life of the Strategy Account Option)		Availability of Performance Capture
6-Year Strategy Account Options with Lock Upside Parameter-continued
S&P 500® Index	Market Index	6-Year	Point-to-Point Lock 100%	See Rate Sheet Supplement	100%	Lock Threshold percentage	N/A
[1] Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities comprising the Index. This will cause the Index to underperform in comparison to a direct investment in a total return Index. [2]If your Strategy Account Option utilizes a “Point-to-Point” crediting method, the calculation will be based on two Index Values. The Index Change will be calculated using the Index Value on the Term Start Date and Term End Date (unless you exercise a Performance Capture or Lock Threshold is met). The use of a Point-to-Point crediting method results in your Index Credit Rate being calculated at a single point in time, even for a Strategy Account Option with a multi-year Term. *The Strategy Account Option with Dual Direction Trigger with Cap is not available in California.
Index-Linked Option Available, Price Return Index Underperforms [Text Block]	Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities comprising the Index. This will cause the Index to underperform in comparison to a direct investment in a total return Index.
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	The Lock Buffer Rates can change from one Term to the next subject to the minimum guaranteed Lock Buffer Rate of 1%. Buffer Rates for all Strategy Account Options other than those with Lock Upside Parameter will not change from one Term to the next for so long as that Strategy Account Option remains available under the Contract. The minimum guaranteed Buffer Rate that we offer under any Strategy Account Option other than those with Lock Upside Parameter is 10%. We reserve the right to add and remove Strategy Account Options as available investment options. As such, the Buffer Rates offered under the Contract for new Strategy Account Options may change from one Term to the next. There is no guarantee that Strategy Account Options that limit Index losses will always be offered. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you, including one that does not limit losses, which would mean risk of loss of the entire amount invested. The minimum guaranteed rates that may be established under the Contract for each type of limit on Index gains (other than Lock Upside Parameter) are: Cap Rate (no lower than 2%), Cap Secure Rate (no lower than 2%), Participation Rate (no lower than 100%) and Trigger Rate (no lower than 2%). The Lock Threshold for a Strategy Account Option with Lock Upside Parameter are guaranteed minimum rates under the Contract and will not change from one Term to the next. The Lock Threshold percentages available are: 30, 40, 50, 75, and 100.
Fixed Option [Line Items]
Fixed Options Available [Table Text Block]	Fixed Account Option The following is the Fixed Account Option currently available under the Contract. We may change the features of the Fixed Account Option listed below, offer new Fixed Account Options and terminate existing Fixed Account Options. We will provide you with at least 10 days written notice before doing so. See “Allocation Accounts – Fixed Account Option” in the prospectus for a description of the Fixed Account Option’s features.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Option	1-Year	0.25%
The availability of the Fixed Account Option may vary depending on the broker-dealer firm through which the Contract is sold. See "Appendix H: Broker-Dealer Variations” in the prospectus for additional information. Lock Fixed Rate and Performance Capture Fixed Rate For only a Strategy Account Option with Lock Upside Parameter, the Lock Fixed Rate is a short-term fixed rate that is applied to the Strategy Account Option Value from the date the Lock Threshold is met to the next Contract Anniversary. For all Strategy Account Options other than those with Lock Upside Parameter, the Performance Capture Fixed Rate is a short-term fixed rate that is applied to the Performance Capture amounts from the Performance Capture Date until the next Contract Anniversary. We may change the Lock Fixed Rate and Performance Capture Fixed Rate at any time at our discretion subject to the following annual guaranteed minimum interest rates:
Name	Term	Minimum Guaranteed Interest Rate
Lock Fixed Rate (Available only for Strategy Account Options with Lock Upside Parameter)	Applies from the date the Lock Threshold is met to the next Contract Anniversary	0.25%
Performance Capture Fixed Rate (Available for all Strategy Account Options other than those with Lock Upside Parameter)	Applies from the Performance Capture Date until the next Contract Anniversary	0.25%

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31a. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment (a)
Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Corebridge MarketLock® Annuity	11,969	$2,633,832,672.48	11,542	$2,359,648,895.84	$2,497,735.60	No
(b) The current limits on Index gains in effect for each Index-Linked Option during the twelve months ending on December 31 of the prior year are provided in Item 27 Exhibit (r).
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	CorebridgeMarketLock®Annuity
Non-variable Annuities, Number Outstanding	11,969
Non-variable Annuities, Total Value	$ 2,633,832,672.48
Non-variable Annuities, Number Sold	11,542
Non-variable Annuities, Gross Premiums	$ 2,359,648,895.84
Non-variable Annuities, Value Redeemed	$ 2,497,735.60
Corebridge MarketLock Annuity 333-277203 | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]
Death Benefits
 You must elect one of the death benefit options at the time you purchase your Contract. An optional death benefit is available for an additional fee. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you. Depending on the broker-dealer with which your financial representative is affiliated, election of the optional Return of Purchase Payment Death Benefit may be required. See “Appendix H: Broker-Dealer Variations.” You should check with your financial representative for the availability and additional restrictions. We do not pay a death benefit if (i) your Contract Value is reduced to zero or (ii) you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. See “Annuity Income Options.” We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.
Owner	Payable Upon the Death of
Natural persons	Owner (or first to die, if jointly owned)
Non-natural person (e.g., Trust)	Annuitant
Beneficiary Designation You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your Contract. You may change the Beneficiary at any time, unless otherwise specified below. •If your Contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary. •If the Owner is a non-natural person, then joint Annuitants, if any, shall be each other’s sole primary Beneficiary, except when the Owner is a charitable remainder trust. •If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether the Contract is an appropriate trust investment. Death Benefit Processing We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center. Satisfactory proof of death includes, but may not be limited to: (1)A certified copy of the death certificate; or (2)A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3)A written statement by a medical doctor who attended to the deceased at the time of death. When Death Benefits are Calculated All death benefit calculations are made no later than one Business Day after all required documentation is received in Good Order at the Annuity Service Center. The Contract Value will remain invested pursuant to the Owner’s latest allocation instructions on file subject to the limitations described in this prospectus until we receive notification of death and/or death claim paperwork in Good Order. Thereafter, a Beneficiary may elect one of the death benefit settlement options by contacting the Annuity Service Center. If we receive notification of the Owner’s death before any previously requested transaction is completed (including systematic transfer and Withdrawal programs), we will cancel the previously requested transaction. For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL, US Life and/or VALIC to the same Owner/Annuitant are in excess of the Purchase Payment Limit, we reserve the right to limit the death benefit amount that is in excess of the Contract Value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the Contract. The “Purchase Payment Limit” is the maximum Purchase Payment of $2,000,000 without prior Company approval. We may choose to accept Purchase Payments in excess of $2,000,000 at our sole discretion. Death Benefit Settlement Options Your Beneficiary must elect one of the following settlement options after providing required documentation, including satisfactory proof of death, in Good Order. •Lump sum payment, •Annuity Income Option, •Continue the Contract as the Spousal Beneficiary, or under a Beneficiary continuation option, if available, or •A payment option that is mutually agreeable. In general, the death benefit must be paid within five (5) years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary’s life expectancy or a shorter period. Payments associated with such election must begin within one (1) year of death. Federal tax law may limit the Beneficiary’s death benefit and payout options available after your death. See “Annuity Income Options.” DEATH BENEFIT OPTIONS
Corebridge MarketLock Annuity 333-277203 | Free Withdrawal Amount
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Free Withdrawal Amount
Purpose of Benefit [Text Block]	Provides for an amount that may be withdrawn each Contract Year without incurring Withdrawal Charges.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Only available during the Accumulation Phase.•Withdrawals of Free Withdrawal Amount may be subject to Negative Adjustments to Interim Value and taxes and tax penalties.•All Withdrawals count against Free Withdrawal Amount.•Unused Free Withdrawal Amount is not available in future Contract Years.
Name of Benefit [Text Block]	Free Withdrawal Amount
Corebridge MarketLock Annuity 333-277203 | Performance Capture
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Performance Capture
Purpose of Benefit [Text Block]	By request in Good Order, allows you to capture the Interim Value of a Strategy Account Option either “manually” or “automatically” based on a target performance gain that you provide us in advance. Once a Performance Capture occurs during a Term, the “captured” value of your investment in the Strategy Account Option will be credited with a daily interest at the Performance Capture Fixed Rate until the next Contract Anniversary.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•We will not provide advice or notify you regarding whether you should exercise Performance Capture or the optimal time for doing so (if any).•We will not warn you if you exercise Performance Capture at a sub-optimal time.•You will not know the Interim Value in advance; the captured Interim Value could be lower than you anticipated.•We are not responsible for any losses or forgone gains related to your decision whether or not to exercise Performance Capture.•You may not “manually” exercise Performance Capture or change your instructions for an automatic Performance Capture during the five (5) days before the Term End Date.•Only available during the Accumulation Phase.•Will not participate in Index performance (positive or negative) for the remainder of the Term, including the Term End Date.•Buffer Rate and Upside Parameters will not apply on the Term End Date after a Performance Capture is exercised.•Only available during the Accumulation Phase•You will not participate in Index performance (positive or negative) for the remainder of the Term, including the Term End Date.•Capturing an Interim Value lower than your investment in the Strategy Account Option will result in loss, no Buffer will apply, and the loss could be significant.•Upon exercise, you may transfer into a new Allocation Account at your next Contract Anniversary.•May be exercised once per Term for each Strategy Account Option.•You must exercise for the full amount allocated to the Strategy Account Option.•Exercise is irrevocable.
Name of Benefit [Text Block]	Performance Capture
Corebridge MarketLock Annuity 333-277203 | Contract Value Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Contract Value Death Benefit
Purpose of Benefit [Text Block]	Provides for a death benefit upon death of the Owner during the Accumulation Phase equal to the greater of the (1) Contract Value or (2) Minimum Withdrawal Value on the Business Day we receive all required documentation in Good Order.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Automatically included in Contract at Contract Issue Date.•Only available during the Accumulation Phase•Contract Value reflects any applicable Interim Values.•Terminates upon Annuitization.
Name of Benefit [Text Block]	Contract Value Death Benefit
Operation of Benefit [Text Block]	Contract Value Death Benefit The Contract Value death benefit is equal to the greater of the (1) Contract Value or (2) Minimum Withdrawal Value on the Business Day we receive all required documentation in Good Order. Depending on the broker-dealer with which your financial representative is affiliated, election of the optional Return of Purchase Payment Death Benefit may be required. See “Appendix H: Broker-Dealer Variations.” You should check with your financial representative for the availability and additional restrictions.
Corebridge MarketLock Annuity 333-277203 | Extended Care Waiver
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Extended Care Waiver
Purpose of Benefit [Text Block]	Waiver of Withdrawal Charges in the event of confinement to a Qualified Facility.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Automatically included in Contract at Contract Issue Date.•Only available during the Accumulation Phase.•Extended care must begin at least one year after the Contract Issue Date.•Extended care must be provided in a Qualified Facility, as defined in the Contract, for at least 90 consecutive days.•Withdrawals under the benefit may be subject to Interim Values and taxes and tax penalties.•Withdrawals count against the Free Withdrawal Amount.
Name of Benefit [Text Block]	Extended Care Waiver
Corebridge MarketLock Annuity 333-277203 | Terminal Illness Waiver
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Terminal Illness Waiver
Purpose of Benefit [Text Block]	Waiver of Withdrawal Charges in the event of diagnosis as having a Terminal Illness by a Qualified Physician.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Automatically included in Contract at Contract Issue Date.•Only available during the Accumulation Phase.•Owner must be diagnosed as having a Terminal Illness by a Qualified Physician as defined by the benefit.•Diagnosis must not pre-exist the Contract Issue Date.•Withdrawals under the benefit may be subject to Interim Values and taxes and tax penalties.•Withdrawals count against the Free Withdrawal Amount.
Name of Benefit [Text Block]	Terminal Illness Waiver
Corebridge MarketLock Annuity 333-277203 | Return of Purchase Payment Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Purchase Payment Death Benefit
Purpose of Benefit [Text Block]	Provides for a death benefit upon death of the Owner during the Accumulation Phase equal to the greatest of the (1) Contract Value; (2) Minimum Withdrawal Value; or (3) Net Purchase Payments.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]	•May be elected only at Contract Issue Date.•Only available during the Accumulation Phase.•Contract Value reflects any applicable Interim Values.•Terminates upon Annuitization.•Net Purchase Payment component is subject to proportionate reductions for prior Withdrawals.•Partial Withdrawals could significantly reduce the benefit, perhaps by more than the amount withdrawn.•May not be available for election through the broker-dealer with which your financial representative is affiliated.
Name of Benefit [Text Block]	Return of Purchase Payment Death Benefit
Operation of Benefit [Text Block]	Optional return of Purchase Payment Death Benefit For an additional fee, you may elect the Return of Purchase Payment Death Benefit which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment Death Benefit at the time you purchase your Contract, and you cannot change your election thereafter at any time. The fee for the Return of Purchase Payment Death Benefit is 0.20% (annually based on remaining Net Purchase Payments). The fee will be deducted proportionally from the Allocation Accounts and charged on each Contract Anniversary. The portion of the fee deducted from the Strategy Account Option(s) on an ongoing basis will trigger a Negative Adjustment and lower the Interim Value. Such ongoing deductions may have an adverse effect on Contract Value. The fee is pro-rated upon death or Surrender. You may pay for the optional Return of Purchase Payment Death Benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment Death Benefit can only be elected at Contract Issue Date prior to your 76th birthday. The Return of Purchase Payment Death Benefit is the greatest of the: (1)Contract Value; (2)Minimum Withdrawal Value; or (3)Net Purchase Payments. Withdrawals may reduce Net Purchase Payments by more than the amount withdrawn. For example, assume your Contract Value is $15,000, your Net Purchase Payment is $20,000 and you take a Withdrawal of $6,000. The $6,000 Withdrawal would reduce your Net Purchase Payment by $8,000 because Net Purchase Payments are reduced by the same proportion as the Contract Value is reduced by a Withdrawal, which in this example is 40% (40% x $20,000). See “Appendix D: Optional Return of Purchase Payment Death Benefit Examples.” Impact of Interim Value on Death Benefit If the Contract is invested in a Strategy Account Option, and the death benefit becomes payable before the Term End Date, the amount payable from that Strategy Account Option will be calculated based on the Interim Value of that Strategy Account Option. When a transaction is processed based on an Interim Value, the Interim Value could reflect less gain or more loss (perhaps significantly less gain or more loss) than would be applied on the Term End Date. This means that there could be significantly less money available under your Contract for both the Contract Value death benefit and the Return of Purchase Payment Death Benefit. The Interim Value could be substantially less than the amount initially invested in the Strategy Account Option and could result in significant loss.
Calculation Method of Benefit [Text Block]	The following examples demonstrate how Withdrawals impact the Return of Purchase Payment Death Benefit. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your Contract will actually perform. Example 1: Initial Values The values shown below are based on the assumption of a Purchase Payment of $250,000.
Values as of	Purchase Payment Invested	Contract Value	Net Purchase Payments (“NPP”)	Return of Purchase Payment Death Benefit
Contract Issue Date	$250,000	$250,000	$250,000	$250,000
Example 2: Impact of Withdrawals on Net Purchase Payments The values shown below are based on the assumptions stated in Example 1 above, in addition to the following: •A Withdrawal of $15,000 was taken in the third Contract Year. •A Withdrawal of $23,000 was taken in the fourth Contract Year.
Values as of	Assumed Contract Value	Withdrawal Taken	Contract Value after Withdrawal	Net Purchase Payments (“NPP”)	Assumed Payment Death Benefit
Contract Year 3	$300,000	$15,000	$285,000	$237,500	$285,000
3rd Contract Anniversary	$265,000	N/A	$265,000	$237,500	$265,000
Contract Year 4	$230,000	$23,000	$207,000	$213,750	$213,750
4th Contract Anniversary	$220,000	N/A	$220,000	$213,750	$220,000
•The Net Purchase Payments reduced in the same proportion by which the Contract Value is reduced by Withdrawal amount. ○In Contract Year 3, the reduction proportion was 5.0% ($15,000/$300,000); the reduced NPP was $237,500 ($250,000 x [1 – 5.0%]). The Return of Purchase Payment Death Benefit was $285,000. ○In Contract Year 4, the reduction proportion was 10.0% ($23,000/$230,000); the reduced NPP was $213,750 ($237,500 x [1 – 10.0%]). The Return of Purchase Payment Death Benefit was $213,750. Note: In Contract Year 3 the reduction proportion of 5.0% has less impact to the Net Purchase Payments because Contract Value was greater than NPP: The $15,000 Withdrawal reduced NPP by $12,500. Compared to Contract Year 4, the reduction proportion of 10.0% has a higher impact because Contract Value was less than the NPP: The $23,000 Withdrawal reduced NPP by $23,750.
Corebridge MarketLock Annuity 333-277203 | Spousal Continuation
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Spousal Continuation The Continuing Spouse may elect to continue the Contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the Contract. The “Continuing Spouse” is the original Owner’s spouse, at the time of death, who elects to continue the Contract after the death of the original Owner. Upon election of spousal continuation: •Generally, the Contract, its benefits and elected features, if any, remain the same. •The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the Contract. See “Fees, Charges and Adjustments.” •The Continuing Spouse may not terminate the Return of Purchase Payment Death Benefit if elected at the time the original Owner purchase the Contract. •The Continuing Spouse will be subject to the investment risk of the Strategy Account Options, as was the original Owner. Under current tax law, non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation. Upon a spousal continuation, we will contribute the Continuation Contribution, if any, to the Contract Value. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse’s death. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse’s written request to continue the Contract and satisfactory proof of death of the original Owner (“Continuation Date”) at the Annuity Service Center. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the Contract. If you elected the Return of Purchase Payment Death Benefit, the death benefit payable upon the Continuing Spouse’s death would differ depending on the Continuing Spouse’s age on the Continuation Date. See “Appendix C: Death Benefits Following Spousal Continuation” for a discussion of the death benefit calculations upon a Continuing Spouse’s death. Investments in Allocation Accounts Upon Spousal Continuation Upon spousal continuation, the Continuing Spouse must remain invested in the existing Allocation Account(s) in accordance with the general terms of the Contract where the Contract Value will remain until new allocation instructions are provided. Any Continuation Contribution will be applied proportionally among the existing Allocation Account(s). If a Term for an Allocation Account ends while the death claim is pending, Contract Value invested in a 1-year Term Strategy Account Option will be automatically transferred to the same Strategy Account Option for another Term. If the same 1-year Term Strategy Account Option is not available for investment, the Contract Value will be automatically transferred to the Fixed Account Option until the death claim can be processed. Contract Value invested in a multi-year Term Strategy Account Option or in the Fixed Account Option will be transferred or renewed to the Fixed Account Option. All such transfers will be subject to the current rates applicable for the new Term.The following details the Contract Value and Return of Purchase Payment Death Benefit payable upon the Continuing Spouse’s death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse’s date of death. Contract Value Death Benefit Payable upon Continuing Spouse’s Death The Contract Value death benefit, included in the Contract for no additional fee, will be equal to the Contract Value on the Business Day during which we receive all required documentation. Return of Purchase Payment Death Benefit Payable upon Continuing Spouse’s Death: If the Continuing Spouse is age 75 or younger on the Continuation Date, the death benefit will be the greatest of: a.Contract Value less fees if applicable; b.Minimum Withdrawal Value; or c.Continuation Net Purchase Payments. The Continuation Net Purchase Payment on the Continuation Date equals the death benefit that would have been paid on the Continuation Date if the Contract was not continued. The Continuation Net Purchase Payment is then reduced proportionately for Withdrawals taken after the Continuation Date. If the Continuing Spouse is age 76 or older on the Continuation Date, the death benefit is equal to the Contract Value and the Return of Purchase Payment Death Benefit fee will no longer be deducted as of the Continuation Date. We reserve the right to modify, suspend or terminate the spousal continuation provision (in its entirety or any component) at any time for prospectively issued contracts.
Corebridge MarketLock Annuity 333-277203 | Interim Value
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	CONTRACT ADJUSTMENTS If you make any Withdrawals (including required minimum distributions (“RMDs”), Surrenders (including “free look” withdrawals in states that require a refund of Contract Value rather than a refund of the Purchase Payment), and free Withdrawal amounts), exercise the Performance Capture feature, pay optional death benefit fees, annuitize your Contract or a death benefit is paid from a Strategy Account Option on any date prior to the Term End Date, your Contract Value in the Strategy Account Option will be its Interim Value. You could lose a significant amount of money due to the use of the Interim Value if amounts are removed from a Strategy Account Option prior to the Term End Date. Your Interim Value may be less than the amount invested and may be less than the amount you would receive had you held the investment in the Strategy Account Option until the Term End Date. The Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Interim Value would be lower the earlier a Withdrawal or Surrender is made during a Term.
Overview, Transactions Subject to Contract Adjustments [Text Block]	If you make any Withdrawals (including required minimum distributions (“RMDs”), Surrenders (including “free look” withdrawals in states that require a refund of Contract Value rather than a refund of the Purchase Payment), and free Withdrawal amounts), exercise the Performance Capture feature, pay optional death benefit fees, annuitize your Contract or a death benefit is paid from a Strategy Account Option on any date prior to the Term End Date, your Contract Value in the Strategy Account Option will be its Interim Value.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	Interim Value Adjustments. Your Contract Value in a Strategy Account Option will be adjusted to the Interim Value if all or a portion of Contract Value is removed from the Strategy Account Option during the Term. The Interim Value could be less than your investment in a Strategy Account Option even if the Index is performing positively. Under extreme conditions, you could lose up to 100% of your investment in a Strategy Account Option due to Interim Value. For example, if you allocate $100,000 to a Strategy Account Option with a 3-year Term and later withdraw the entire amount before the 3 years have elapsed, you could lose up to $100,000 of your investment. The following transactions are subject to the Interim Value of Strategy Account Option:•A fee or charge is deducted from the Strategy Account Option•An amount is deducted from the Strategy Account Option due to a Surrender or Withdrawal (including a systematic Withdrawal, RMDs, free Withdrawal amounts or any other Withdrawal);•The Contract is annuitized; or•The death benefit is paid.You may obtain the Interim Value(s) of your Strategy Account Option(s) online at www.corebridgefinancial.com/annuities or by contacting your financial representative.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, if you allocate $100,000 to a Strategy Account Option with a 3-year Term and later withdraw the entire amount before the 3 years have elapsed, you could lose up to $100,000 of your investment. The following transactions are subject to the Interim Value of Strategy Account Option:•A fee or charge is deducted from the Strategy Account Option•An amount is deducted from the Strategy Account Option due to a Surrender or Withdrawal (including a systematic Withdrawal, RMDs, free Withdrawal amounts or any other Withdrawal);•The Contract is annuitized; or•The death benefit is paid.You may obtain the Interim Value(s) of your Strategy Account Option(s) online at www.corebridgefinancial.com/annuities or by contacting your financial representative.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	100.00%
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	If amounts are removed from a Strategy Account Option before the Term End Date, you could lose a significant amount of money due to the Interim Value adjustment. The availability of Strategy Account Options may vary by the broker-dealer with which your financial representative is affiliated. See “Appendix H: Broker-Dealer Variations.” You should ask your financial representative for details about the specific Strategy Account Options available under your Contract.
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Maximum Potential Loss [Percent]	100.00%
Corebridge MarketLock Annuity 333-277203 | Buffer Rate 10
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	90.00%
Corebridge MarketLock Annuity 333-277203 | Fixed Account Option
Fixed Option Details [Line Items]
Fixed Option Details, Name	Fixed Account Option
Fixed Option Details, Description [Text Block]	Fixed Account Option The Fixed Account Option credits a fixed rate of interest daily that compounds over one year to the annual interest rate we declared for that Term. Information regarding the features of the Fixed Account Option, including (i) its name, (ii) its Term and (iii) its minimum guaranteed interest rate, is available in an appendix to this prospectus. See “Appendix A: Investment Options Available Under the Contract.” The initial interest rate for a Purchase Payment allocated to the Fixed Account Option is set on the Contract Issue Date and is guaranteed for a 1-year Term. A new interest rate will be declared before the Term End Date and will be guaranteed for the new Term. We determine the annual interest rates for new Terms at our discretion, subject to a guaranteed minimum interest rate that will never be less than 0.25%. Interest will be credited on a daily basis during the Term. The daily rate is calculated as [((1+Annual Interest Rate) ^ (1/365)) - 1]. In a leap year, the daily rate is calculated as [((1+Annual Interest Rate) ^ (1/366)) - 1]. The Fixed Account Option will serve as the default allocation option in the absence of your instructions or if your allocation to a Strategy Account Option is no longer available. We will send you a notice at least ten (10) days prior to the Term End Date (or Contract Anniversary after a Performance Capture or a Lock Threshold is met) explaining how you may obtain the Strategy Account Options available to you for transfer on the Term End Date (or Contract Anniversary after a Performance Capture or a Lock Threshold is met) and the renewal interest rates and current Strategy Account Option rates declared for the next Term. See “Transfers Between Allocation Accounts” for information on how you may provide instructions on reallocating Contract Value on a Term End Date (or the Contract Anniversary after a Performance Capture or a Lock Threshold is met). Interests in the Fixed Account Option are not registered under the Securities Act of 1933, as amended, and the Fixed Account Option is not registered as an “investment company” under the Investment Company Act of 1940, as amended.
Fixed Option Details, Additional Information [Text Block]	See “Transfers Between Allocation Accounts” for information on how you may provide instructions on reallocating Contract Value on a Term End Date (or the Contract Anniversary after a Performance Capture or a Lock Threshold is met). Interests in the Fixed Account Option are not registered under the Securities Act of 1933, as amended, and the Fixed Account Option is not registered as an “investment company” under the Investment Company Act of 1940, as amended.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	The Fixed Account Option credits a fixed rate of interest daily that compounds over one year to the annual interest rate we declared for that Term. Information regarding the features of the Fixed Account Option, including (i) its name, (ii) its Term and (iii) its minimum guaranteed interest rate, is available in an appendix to this prospectus. See “Appendix A: Investment Options Available Under the Contract.” The initial interest rate for a Purchase Payment allocated to the Fixed Account Option is set on the Contract Issue Date and is guaranteed for a 1-year Term. A new interest rate will be declared before the Term End Date and will be guaranteed for the new Term. We determine the annual interest rates for new Terms at our discretion, subject to a guaranteed minimum interest rate that will never be less than 0.25%. Interest will be credited on a daily basis during the Term. The daily rate is calculated as [((1+Annual Interest Rate) ^ (1/365)) - 1]. In a leap year, the daily rate is calculated as [((1+Annual Interest Rate) ^ (1/366)) - 1].
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]	0.25%
Fixed Option Details, Default Reallocation [Text Block]	The Fixed Account Option will serve as the default allocation option in the absence of your instructions or if your allocation to a Strategy Account Option is no longer available.
Fixed Option Details, Notification of Availability [Text Block]	We will send you a notice at least ten (10) days prior to the Term End Date (or Contract Anniversary after a Performance Capture or a Lock Threshold is met) explaining how you may obtain the Strategy Account Options available to you for transfer on the Term End Date (or Contract Anniversary after a Performance Capture or a Lock Threshold is met) and the renewal interest rates and current Strategy Account Option rates declared for the next Term.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Account Option The following is the Fixed Account Option currently available under the Contract. We may change the features of the Fixed Account Option listed below, offer new Fixed Account Options and terminate existing Fixed Account Options. We will provide you with at least 10 days written notice before doing so. See “Allocation Accounts – Fixed Account Option” in the prospectus for a description of the Fixed Account Option’s features.
Fixed Option Available, Name	Fixed Account Option
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.25%
Corebridge MarketLock Annuity 333-277203 | Lock Fixed Rate
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Lock Fixed Rate and Performance Capture Fixed Rate For only a Strategy Account Option with Lock Upside Parameter, the Lock Fixed Rate is a short-term fixed rate that is applied to the Strategy Account Option Value from the date the Lock Threshold is met to the next Contract Anniversary. For all Strategy Account Options other than those with Lock Upside Parameter, the Performance Capture Fixed Rate is a short-term fixed rate that is applied to the Performance Capture amounts from the Performance Capture Date until the next Contract Anniversary. We may change the Lock Fixed Rate and Performance Capture Fixed Rate at any time at our discretion subject to the following annual guaranteed minimum interest rates:
Fixed Option Available, Name	Lock Fixed Rate(Available only for Strategy Account Options with Lock Upside Parameter)
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.25%
Corebridge MarketLock Annuity 333-277203 | Performance Capture Fixed Rate
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Lock Fixed Rate and Performance Capture Fixed Rate For only a Strategy Account Option with Lock Upside Parameter, the Lock Fixed Rate is a short-term fixed rate that is applied to the Strategy Account Option Value from the date the Lock Threshold is met to the next Contract Anniversary. For all Strategy Account Options other than those with Lock Upside Parameter, the Performance Capture Fixed Rate is a short-term fixed rate that is applied to the Performance Capture amounts from the Performance Capture Date until the next Contract Anniversary. We may change the Lock Fixed Rate and Performance Capture Fixed Rate at any time at our discretion subject to the following annual guaranteed minimum interest rates:
Fixed Option Available, Name	Performance Capture Fixed Rate(Available for all Strategy Account Options other than those with Lock Upside Parameter)
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.25%
Corebridge MarketLock Annuity 333-277203 | Strategy Account Options
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Impact of Contract Fees [Text Block]	All Withdrawals taken, and fees and charges deducted, from a Strategy Account Option before the Term End Date (including fees and charges that are periodically deducted from your Contract) will reduce your Contract Value death benefit on a dollar- for- dollar basis and will trigger a Negative Adjustment which will lower your Strategy Base in the Strategy Account Option in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and may proportionately reduce the optional Return of Purchase Payment Death Benefit if elected. Such a reduction will reduce your Strategy Base for the remainder of the Term and the proportionate reduction may be greater than the dollar amount of the amount withdrawn, or the fee or charge deducted. The following transactions impact the Interim Value of a Strategy Account Option: •A fee or charge is deducted from the Strategy Account Option; or •An amount is deducted from the Strategy Account Option due to a Surrender or any Withdrawal; or •The Contract is annuitized; or •The death benefit is paid. •If you choose to allocate your Purchase Payment to a Strategy Account Option, an Index Credit will not be credited to your Contract Value until the Term End Date. This means that an Index Credit will not be credited to any amounts withdrawn prior to the Term End Date. This includes Contract Value applied to pay a death benefit or to begin an annuity income option. Except for the Term Start Date and the Term End Date, your Interim Value is the amount available for Withdrawals, Surrenders, annuitization and death benefits. You should consider the risk that it could be less than your original investment even when the applicable Index is performing positively.
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]	Strategy Account Options You can allocate your Purchase Payment and Contract Value to one or more of the Strategy Account Option(s) offered under the Contract, in addition to the Fixed Account Option. We will credit positive, negative, or zero Index Credit, as applicable, at the Term End Date to amounts allocated to a Strategy Account Option based, in part, on the performance of the Index. An investment in a Strategy Account Option is not an investment in the Index or any index fund. You could lose a significant amount of money if the Index declines in value. If amounts are removed from a Strategy Account Option before the Term End Date, you could lose a significant amount of money due to the Interim Value adjustment. The availability of Strategy Account Options may vary by the broker-dealer with which your financial representative is affiliated. See “Appendix H: Broker-Dealer Variations.” You should ask your financial representative for details about the specific Strategy Account Options available under your Contract. We reserve the right to add, replace or remove Strategy Account Options offered, change the Indices, and limit the number of offered Strategy Account Options to only one. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you. We may change the Strategy Account Options, the Upside Parameters rates, and Lock Buffer Rates subject to the stated guaranteed minimum rates. There is no guarantee that a particular Strategy Account Option or Index will be available during the entire time that you own your Contract. Information regarding the features of each currently offered Strategy Account Option, including (i) the Index name, (ii) the type of Index, (iii) the Term, (iv) the Index Crediting Method, (v) the Current Buffer Rate, (vi) the Guaranteed Minimum Limit on Upside Parameter Rates, and (vii) the Availability of Performance Capture, is available in Appendix A to the prospectus. See “Appendix A: Investment Options Available Under the Contract.” The Term for a Strategy Account Option may be one, three, or six years. Before selecting a Strategy Account Option for investment, you should consider in consultation with your financial professional which Term lengths may be appropriate for you based on your liquidity needs, investment horizon and financial goals. Investing in Strategy Account Options with shorter Terms will provide more opportunities for Index Credits and transferring Contract Value; however, assuming the same Index and limit on Index loss, Strategy Account Options with shorter Terms generally tend to have less potential for gain. Conversely, investing in Strategy Account Options with longer Terms will provide fewer opportunities for Index Credits and transferring Contract Value; however, assuming the same Index and limit on Index loss, Strategy Account Options with longer Terms generally tend to have more potential for gain. Amounts must remain in a Strategy Account Option (other than those with Lock Upside Parameter when a Lock Threshold has been met) until the Term End Date to be credited with an Index Credit Rate. A Withdrawal from the Strategy Account Option during a Term could result in a possible Negative Adjustment to the Interim Value in addition to potential Withdrawal Charges and tax consequences. When you invest in a Strategy Account Option, your investment begins on the Term Start Date and generally ends on the Term End Date. On the Term End Date, we apply gain or loss to your Contract based on how the Strategy Account Option performed. The Strategy Account Option’s performance is linked to the performance of an Index. See “The Indices.” The Index’s performance is measured by calculating the Index Change. For example, regardless of how the Index otherwise performed between the Term Start Date and the Term End Date: •If the Initial Index Value is 1000 and the Final Index Value is 1100, the Index Change would be +10% (i.e., ((1100/1000) – 1 = 10%). •If the Initial Index Value is 1000 and the Final Index Value is 900, the Index Change would be -10% (i.e., ((900/1000) – 1 = -10%). For a Strategy Account Option with Cap Secure Upside Parameter, the Index Changes are calculated on Contract Anniversaries. For a Strategy Account Option with Lock Upside Parameter, the Index Change may be calculated before the Term End Date. See examples later in this section for more information. The amount of gain or loss applied to your investment will depend on the Index Change and the Strategy Account Option’s upside and downside parameters. For example: Applying Upside Parameters: When the Index Change is positive, your Strategy Account Option Value increases. The extent to which you participate in the positive Index performance depends on the Strategy Account Option’s Upside Parameter. The applicable Upside Parameter will limit the positive Index performance credited to the Strategy Account Option at the Term End Date. For each Strategy Account Option available for investment, the rates of the Upside Parameters that we are currently offering for new Terms are available at the following website address: www.corebridgefinancial.com/rila-renewals-and-rates. The rates of the Upside Parameters posted on that website address are incorporated by reference into the prospectus. •If you select a Strategy Account Option with a Cap, and Index performance exceeds the Cap Rate, you will receive the Cap Rate. For example, if the Index Change is 15% and your Cap Rate is 10%, you will receive an Index Credit Rate of 10% on the Term End Date. The Cap Rate will not change during a Term, but can change from one Term to the next. We will not establish a Cap Rate below 2%. •If you select a Strategy Account Option with Cap Secure, Cap Secure limits your participation in positive Index performance each Contract Anniversary of a multi-year Term Strategy Account Option up to and including the Cap Secure Rate. The Cap Secure Rate will remain the same for the entire multi-year Term. If you select a Strategy Account Option with a Cap Secure, and Index performance exceeds the Cap Secure Rate in any year, only the Cap Secure Rate will apply for that year. The Index Credit Rate is applied at the Term End Date based upon the values measured on each Contract Anniversary (including the Term End Date). For example, if the annual Index Change is 15% and your Cap Secure Rate is 8%, your adjusted annual Index performance is 8% on that Contract Anniversary. The adjusted annual Index performance on each Contract Anniversary within the multi- year term would be compounded to establish the Index Credit Rate on the Term End Date. For example, if the adjusted annual Index performance is 5% on each Contract Anniversary for a six-year term, the Index Credit Rate on the Term End Date would be 34.01% ({(1+5%)^6}-1 = 34.01%). The Cap Secure Rate will not change during a Term, but can change from one Term to the next. We will not establish a Cap Secure Rate below 2%. •If you select a Strategy Account Option with Participation and Cap or Enhanced Participation and Cap, the Participation Rate augments your participation in positive Index performance on the Term End Date by a percentage equal to the Participation Rate, with the result subject to a maximum of the Cap Rate. If Index performance is positive on the Term End Date, the Participation Rate is multiplied by Index Change and then the Index Credit Rate is the lesser of that result or the Cap Rate. For example, with a 100% Participation Rate and 20% Cap Rate, if the Index Change is 10% on the Term End Date, we first multiply the Participation Rate of 100% by the Index Change of 10%, which equals 10%. Since 10% is less than the 20% Cap Rate, the Index Credit Rate is 10%. Therefore, you will receive an Index Credit Rate of 10%. Alternatively, with a 150% Participation Rate and Cap Rate of 10%, if the Index Change is 10% on the Term End Date, we first multiply the Participation Rate of 150% by the Index Change of 10%, which equals 15%. Since 15% exceeds the 10% Cap Rate, the Index Credit Rate is capped at 10%. Therefore, you will receive an Index Credit Rate of 10%. The Participation Rate and Cap Rate will not change during a Term, but can change from one Term to the next. For a Strategy Account Option with Participation and Cap, we will not establish a Participation Rate below 100% or Cap Rate below 5%. For a Strategy Account Option with Enhanced Participation and Cap, we will not establish a Participation Rate below 101% or Cap Rate below 5%. •If you select a Strategy Account Option with a Trigger and the Index Change on the Term End Date is equal to or greater than zero, your Strategy Account Option Value increases up to the Trigger Rate. Due to the operation of the Trigger, you may not fully participate in positive Index performance. For example, if the Index Change is 2% and the Trigger Rate is 4%, your Index Credit Rate would be 4% because the Index Change was greater than zero. However, if the Index Change is 12% and the Trigger Rate is 4%, your Index Credit Rate would be 4% because the Index Change was greater than the Trigger Rate. The Trigger Rate will not change during a Term, but can change from one Term to the next. We will not establish a Trigger Rate below 2%. •If you select a Strategy Account Option with Lock, when the Index Change meets or exceeds the Lock Threshold at Market Close on any day during the Term, your Strategy Base increases by the Lock Threshold. Due to the operation of the Lock, you may not fully participate in positive Index performance. After we apply the Index Credit Rate, you will be credited with the Lock Fixed Rate until the next Contract Anniversary. If the Index Change does not meet or exceed the Lock Threshold at Market Close on any day during the Term, but is positive on the Term End Date, you will receive an Index Credit Rate equal to the Index Change on the Term End Date. For example, if the Lock Threshold is 50% and the Index Change at Market Close on any day during the Term is 50% or greater, you will receive an Index Credit Rate equal to 50% even if the Index Change is higher than 50% on the Term End Date. The Lock Threshold for a Strategy Account Option with Lock Upside Parameter are guaranteed minimum rates under the Contract and will not change from one Term to the next. The Lock Threshold percentages available are: 30, 40, 50, 75, and 100. The minimum guaranteed rates that may be established under the Contract for each type of limit on Index gains (other than Lock Upside Parameter) are: Cap Rate (no lower than 2%), Cap Secure Rate (no lower than 2%), Participation Rate (no lower than 100%), and Trigger Rate (no lower than 2%). The Lock Thresholds for Strategy Account Options with Lock Upside Parameters are guaranteed minimum rates under the Contract and will not change from one Term to the next. The Lock Threshold percentages available are: 30, 40, 50, 75, and 100. We determine the rates for the Upside Parameter (other than the Lock Thresholds) for each new Term at our discretion, subject to the guaranteed minimums stated above. We consider a number of factors when declaring rates for the Upside Parameters. Generally, we seek to manage our risk associated with our obligations, in part, by trading call and put options and other derivative instruments on the available Indices. The costs of these instruments impact the rates we declare, and those costs can be impacted by market conditions and forces. We also consider sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You bear the risk that we may declare lower rates for future Terms, and that such rates could be as low as the guaranteed minimum rates for that Strategy Account Option. Rates offered for new Terms may be different from those offered to new investors or offered to you at Contract issuance. Before selecting a Strategy Account Option for investment, you should consider in consultation with your financial professional the limits on Index gains that may be appropriate for you based on your risk tolerance, investment horizon and financial goals. Generally, assuming the same Index and Term length, a Strategy Account Option that provides less potential for Index gains will tend to have more protection from Index losses. Conversely, assuming the same Index and Term length, a Strategy Account Option that provides more potential for Index gains will generally tend to have less protection from Index losses. Applying the Downside Parameter (Buffer): When the Index Change is negative, the Buffer will limit the negative Index Credit to the Strategy Account Option at the Term End Date. •If you elect a Strategy Account Option with Dual Direction with Cap, when the Index Change on the Term End Date is negative but within or equal to the Buffer Rate, your Contract gains value up to the absolute value of any negative Index performance. Your Contract will incur loss for negative Index performance beyond the Buffer Rate. For example, if the Index Change is –10% and your Buffer Rate is 10%, your Index Credit Rate would be 10%. Alternatively, if the Index Change is -13% and your Buffer Rate is 10%, your Index Credit Rate would be -3%. •If you elect a Strategy Account Option with Dual Direction Trigger with Cap, when the Index Change on the Term End Date is negative but does not exceed the Buffer Rate, your Contract gains value equal to the Trigger Rate. Your Contract will incur a loss only for negative Index performance that exceeds the Buffer Rate. For example, if the Index Change is –6%, your Buffer Rate is 10%, and your Trigger Rate is 3%, your Index Credit Rate would be 3% reflecting the Trigger Rate because the negative Index performance did not exceed the Buffer Rate. Alternatively, if the Index Change is –13%, your Buffer Rate is 10%, and your Trigger Rate is 3%, your Index Credit Rate would be –3% reflecting the portion of loss beyond the Buffer Rate. The Trigger Rate does not apply because the negative Index performance exceeded the Buffer Rate. •If you elect a Strategy Account Option with Cap Secure, the Buffer is applied to the Index performance for each year of the multi-year Term. If the Index performance in multiple years is negative, losses in excess of the Buffer Rate for multiple years can compound and will impact the Index Credit on the Term End Date. For example, if the annual Index Change is -15% and your Buffer Rate is 10%, your adjusted annual Index performance is -5% on that Contract Anniversary. The adjusted annual Index performance on each Contract Anniversary within the multi- year term would be compounded to establish the Index Credit Rate on the Term End Date. For example, if the adjusted annual Index performance is -5% on each Contract Anniversary for a six-year term, the Index Credit Rate on the Term End Date would be -26.49% ({(1-5%)^6}-1 = -26.49%). •For all Strategy Account Options other than those with Dual Direction with Cap, Dual Direction Trigger with Cap or Cap Secure, when the Index Change on the Term End Date is negative, your Contract will incur a loss only to the extent that the Strategy Account Option’s Buffer does not protect you from loss. The Buffer provided by a Strategy Account Option will depend on its Buffer Rate. We currently only offer Strategy Account Options with Buffers as the downside protection. Due to the operation of the Buffer, your Contract will incur loss for negative Index performance beyond the Buffer Rate. If the negative Index performance does not go beyond the Buffer Rate, you will not incur any loss because of that negative Index performance. For example, if the Index Change is negative 15% and your Buffer Rate is 10%, your Index Credit Rate would be negative 5%.•There is no guarantee that Strategy Account Options that limit Index losses will always be offered. We reserve the right to add, replace or remove Strategy Account Options offered and limit the number of Strategy Account Options to only one. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you, including one that does not limit losses, which would mean risk of loss of the entire amount invested. The minimum guaranteed Buffer Rate that we offer under any Strategy Account Options other than those with Lock Upside Parameter is 10%. Buffer Rates for all Strategy Account Options other than those with Lock Upside Parameter will not change during a Term or from one Term to the next. The Lock Buffer Rates can change from one Term to the next subject to the minimum guaranteed Lock Buffer Rate of 1%. The current Lock Buffer Rates listed in the Rate Sheet Supplement that must accompany this prospectus can be superseded at any time. At least 10 days before we change the current Lock Buffer Rates for the new Term, the new Rate Sheet Supplement will be filed with the Securities and Exchange Commission. You may obtain the latest copy of the Rate Sheet Supplement by visiting www.corebridgefinancial.com/rila-documents or calling (800) 445-7862. All Rate Sheet Supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-277203. Current Lock Buffer Rates will also be available from your financial representative and available online at www.corebridgefinancial.com/rila-renewals-and-rates. For past Lock Buffer Rates, see "Appendix G: Historical Lock Buffer Rates" or call the Annuity Service Center at (800) 445-7862. We set the Buffer Rates for each Strategy Account Option at our sole discretion. We consider various factors in determining the Buffer Rates, including the cost of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. Before selecting a Strategy Account Option for investment, you should consider in consultation with your financial professional the limits on Index losses that may be appropriate for you based on your risk tolerance, investment horizon and financial goals. Generally, assuming the same Index and Term length, a Strategy Account Option that provides more protection from Index losses will tend to have less potential for Index gains. Conversely, assuming the same Index and Term length, a Strategy Account Option that provides less protection from Index losses will generally tend to have more potential for Index gains. Each of these parameters are described in additional detail below. For more information about how gains and losses are calculated on the Term End Date, as well as about Interim Values and Performance Capture, including examples, see “Valuing your Investment in a Strategy Account Option.” We will always offer at least one Strategy Account Option that is either currently offered or is substantially similar to one that is currently offered as of the date of this prospectus. Please note the Index for that Strategy Account Option remains subject to our right of substitution. See “Valuing your Investment in a Strategy Account Option – Index Substitutions.” We may not offer any other Strategy Account Options for investment in the future. You may not be able to invest in a particular Strategy Account Option in the future, even if it was previously made available to you.
Corebridge MarketLock Annuity 333-277203 | Strategy Account Options | Interim Value
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]	If you take any type of Withdrawal from a Strategy Account Option before the Term End Date, your Strategy Base will be subject to a Negative Adjustment at that time. The Negative Adjustment is a proportionate reduction to your Strategy Base. It is derived by reducing your Strategy Base by the same percentage as the percentage reduction to your Interim Value due to the amount of the Withdrawal or the fee or charge deducted (which is deducted from the Interim Value on a dollar-for-dollar basis). A Negative Adjustment to your Strategy Base could result in less gain (if any) on the Term End Date, perhaps significantly less gain, because the Index Credit Rate will be applied to a lower Strategy Base. All Withdrawals taken, and fees and charges deducted, from a Strategy Account Option before the Term End Date will trigger a Negative Adjustment to your Strategy Base, including fees and charges that are periodically deducted from your Contract. A Negative Adjustment to your Strategy Base may be greater than or less than the amount withdrawn or the fee or charge deducted. There is no way to increase your Strategy Base during a Term, and therefore no way to reverse or offset the impact of a Negative Adjustment to your Strategy Base. See “Negative Adjustments to Strategy Base” for more details, including examples.
Corebridge MarketLock Annuity 333-277203 | Strategy Account Options | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]	Applying Upside Parameters: When the Index Change is positive, your Strategy Account Option Value increases. The extent to which you participate in the positive Index performance depends on the Strategy Account Option’s Upside Parameter. The applicable Upside Parameter will limit the positive Index performance credited to the Strategy Account Option at the Term End Date. For each Strategy Account Option available for investment, the rates of the Upside Parameters that we are currently offering for new Terms are available at the following website address: www.corebridgefinancial.com/rila-renewals-and-rates. The rates of the Upside Parameters posted on that website address are incorporated by reference into the prospectus. •If you select a Strategy Account Option with a Cap, and Index performance exceeds the Cap Rate, you will receive the Cap Rate. For example, if the Index Change is 15% and your Cap Rate is 10%, you will receive an Index Credit Rate of 10% on the Term End Date. The Cap Rate will not change during a Term, but can change from one Term to the next. We will not establish a Cap Rate below 2%. •If you select a Strategy Account Option with Cap Secure, Cap Secure limits your participation in positive Index performance each Contract Anniversary of a multi-year Term Strategy Account Option up to and including the Cap Secure Rate. The Cap Secure Rate will remain the same for the entire multi-year Term. If you select a Strategy Account Option with a Cap Secure, and Index performance exceeds the Cap Secure Rate in any year, only the Cap Secure Rate will apply for that year. The Index Credit Rate is applied at the Term End Date based upon the values measured on each Contract Anniversary (including the Term End Date). For example, if the annual Index Change is 15% and your Cap Secure Rate is 8%, your adjusted annual Index performance is 8% on that Contract Anniversary. The adjusted annual Index performance on each Contract Anniversary within the multi- year term would be compounded to establish the Index Credit Rate on the Term End Date. For example, if the adjusted annual Index performance is 5% on each Contract Anniversary for a six-year term, the Index Credit Rate on the Term End Date would be 34.01% ({(1+5%)^6}-1 = 34.01%). The Cap Secure Rate will not change during a Term, but can change from one Term to the next. We will not establish a Cap Secure Rate below 2%. •If you select a Strategy Account Option with Participation and Cap or Enhanced Participation and Cap, the Participation Rate augments your participation in positive Index performance on the Term End Date by a percentage equal to the Participation Rate, with the result subject to a maximum of the Cap Rate. If Index performance is positive on the Term End Date, the Participation Rate is multiplied by Index Change and then the Index Credit Rate is the lesser of that result or the Cap Rate. For example, with a 100% Participation Rate and 20% Cap Rate, if the Index Change is 10% on the Term End Date, we first multiply the Participation Rate of 100% by the Index Change of 10%, which equals 10%. Since 10% is less than the 20% Cap Rate, the Index Credit Rate is 10%. Therefore, you will receive an Index Credit Rate of 10%. Alternatively, with a 150% Participation Rate and Cap Rate of 10%, if the Index Change is 10% on the Term End Date, we first multiply the Participation Rate of 150% by the Index Change of 10%, which equals 15%. Since 15% exceeds the 10% Cap Rate, the Index Credit Rate is capped at 10%. Therefore, you will receive an Index Credit Rate of 10%. The Participation Rate and Cap Rate will not change during a Term, but can change from one Term to the next. For a Strategy Account Option with Participation and Cap, we will not establish a Participation Rate below 100% or Cap Rate below 5%. For a Strategy Account Option with Enhanced Participation and Cap, we will not establish a Participation Rate below 101% or Cap Rate below 5%. •If you select a Strategy Account Option with a Trigger and the Index Change on the Term End Date is equal to or greater than zero, your Strategy Account Option Value increases up to the Trigger Rate. Due to the operation of the Trigger, you may not fully participate in positive Index performance. For example, if the Index Change is 2% and the Trigger Rate is 4%, your Index Credit Rate would be 4% because the Index Change was greater than zero. However, if the Index Change is 12% and the Trigger Rate is 4%, your Index Credit Rate would be 4% because the Index Change was greater than the Trigger Rate. The Trigger Rate will not change during a Term, but can change from one Term to the next. We will not establish a Trigger Rate below 2%. •If you select a Strategy Account Option with Lock, when the Index Change meets or exceeds the Lock Threshold at Market Close on any day during the Term, your Strategy Base increases by the Lock Threshold. Due to the operation of the Lock, you may not fully participate in positive Index performance. After we apply the Index Credit Rate, you will be credited with the Lock Fixed Rate until the next Contract Anniversary. If the Index Change does not meet or exceed the Lock Threshold at Market Close on any day during the Term, but is positive on the Term End Date, you will receive an Index Credit Rate equal to the Index Change on the Term End Date. For example, if the Lock Threshold is 50% and the Index Change at Market Close on any day during the Term is 50% or greater, you will receive an Index Credit Rate equal to 50% even if the Index Change is higher than 50% on the Term End Date. The Lock Threshold for a Strategy Account Option with Lock Upside Parameter are guaranteed minimum rates under the Contract and will not change from one Term to the next. The Lock Threshold percentages available are: 30, 40, 50, 75, and 100. The minimum guaranteed rates that may be established under the Contract for each type of limit on Index gains (other than Lock Upside Parameter) are: Cap Rate (no lower than 2%), Cap Secure Rate (no lower than 2%), Participation Rate (no lower than 100%), and Trigger Rate (no lower than 2%). The Lock Thresholds for Strategy Account Options with Lock Upside Parameters are guaranteed minimum rates under the Contract and will not change from one Term to the next. The Lock Threshold percentages available are: 30, 40, 50, 75, and 100. We determine the rates for the Upside Parameter (other than the Lock Thresholds) for each new Term at our discretion, subject to the guaranteed minimums stated above. We consider a number of factors when declaring rates for the Upside Parameters. Generally, we seek to manage our risk associated with our obligations, in part, by trading call and put options and other derivative instruments on the available Indices. The costs of these instruments impact the rates we declare, and those costs can be impacted by market conditions and forces. We also consider sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors. You bear the risk that we may declare lower rates for future Terms, and that such rates could be as low as the guaranteed minimum rates for that Strategy Account Option. Rates offered for new Terms may be different from those offered to new investors or offered to you at Contract issuance. Before selecting a Strategy Account Option for investment, you should consider in consultation with your financial professional the limits on Index gains that may be appropriate for you based on your risk tolerance, investment horizon and financial goals. Generally, assuming the same Index and Term length, a Strategy Account Option that provides less potential for Index gains will tend to have more protection from Index losses. Conversely, assuming the same Index and Term length, a Strategy Account Option that provides more potential for Index gains will generally tend to have less protection from Index losses.
Corebridge MarketLock Annuity 333-277203 | Strategy Account Options | Negative Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]	Applying the Downside Parameter (Buffer): When the Index Change is negative, the Buffer will limit the negative Index Credit to the Strategy Account Option at the Term End Date. •If you elect a Strategy Account Option with Dual Direction with Cap, when the Index Change on the Term End Date is negative but within or equal to the Buffer Rate, your Contract gains value up to the absolute value of any negative Index performance. Your Contract will incur loss for negative Index performance beyond the Buffer Rate. For example, if the Index Change is –10% and your Buffer Rate is 10%, your Index Credit Rate would be 10%. Alternatively, if the Index Change is -13% and your Buffer Rate is 10%, your Index Credit Rate would be -3%. •If you elect a Strategy Account Option with Dual Direction Trigger with Cap, when the Index Change on the Term End Date is negative but does not exceed the Buffer Rate, your Contract gains value equal to the Trigger Rate. Your Contract will incur a loss only for negative Index performance that exceeds the Buffer Rate. For example, if the Index Change is –6%, your Buffer Rate is 10%, and your Trigger Rate is 3%, your Index Credit Rate would be 3% reflecting the Trigger Rate because the negative Index performance did not exceed the Buffer Rate. Alternatively, if the Index Change is –13%, your Buffer Rate is 10%, and your Trigger Rate is 3%, your Index Credit Rate would be –3% reflecting the portion of loss beyond the Buffer Rate. The Trigger Rate does not apply because the negative Index performance exceeded the Buffer Rate. •If you elect a Strategy Account Option with Cap Secure, the Buffer is applied to the Index performance for each year of the multi-year Term. If the Index performance in multiple years is negative, losses in excess of the Buffer Rate for multiple years can compound and will impact the Index Credit on the Term End Date. For example, if the annual Index Change is -15% and your Buffer Rate is 10%, your adjusted annual Index performance is -5% on that Contract Anniversary. The adjusted annual Index performance on each Contract Anniversary within the multi- year term would be compounded to establish the Index Credit Rate on the Term End Date. For example, if the adjusted annual Index performance is -5% on each Contract Anniversary for a six-year term, the Index Credit Rate on the Term End Date would be -26.49% ({(1-5%)^6}-1 = -26.49%). •For all Strategy Account Options other than those with Dual Direction with Cap, Dual Direction Trigger with Cap or Cap Secure, when the Index Change on the Term End Date is negative, your Contract will incur a loss only to the extent that the Strategy Account Option’s Buffer does not protect you from loss. The Buffer provided by a Strategy Account Option will depend on its Buffer Rate. We currently only offer Strategy Account Options with Buffers as the downside protection. Due to the operation of the Buffer, your Contract will incur loss for negative Index performance beyond the Buffer Rate. If the negative Index performance does not go beyond the Buffer Rate, you will not incur any loss because of that negative Index performance. For example, if the Index Change is negative 15% and your Buffer Rate is 10%, your Index Credit Rate would be negative 5%.
Index-Linked Option Details, Crediting Methodology Example [Text Block]	8. Downside Parameter: Calculating Loss Using the Buffer for all Strategy Account Options except Dual Direction with Cap and Dual Direction Trigger with Cap On the Term End Date for a Strategy Account Option other than those with Cap Secure, if the Index Change is negative, we use the Buffer to calculate your loss, if any. The Buffer Rate represents the percentage of your investment that is protected from loss. For instance, assuming a Buffer Rate of 10%, in extreme circumstances it is possible that you could lose 90% of your investment as a result of negative Index performance. With a Lock Buffer Rate of 1%, in extreme circumstances, it is possible you could lose 99% of your investment as a result of negative Index performance. A Buffer provides downside protection against negative Index performance up to the Buffer Rate. If the Index Change on the Term End Date is negative, the value of your investment will decrease if the Index Change exceeds the Buffer Rate. For a Strategy Account Option with Cap Secure Upside Parameter, if the Index Change is negative on a Contract Anniversary, we use the Buffer to calculate your loss for that year, if any. The Buffer Rate represents the percentage of your investment that is protected from negative Index performance in each Contract Year. We calculate your Index Credit Rate on the Term End Date by compounding the annual Index performance during the Term. Losses can accumulate so that you could lose a percentage in excess of the Buffer Rate in multiple years of the Term. For example, if the Index Change each Contract Anniversary during a six-year Term is -45%, then each year Contract Anniversary the annual Index performance would be -35% assuming a 10% Buffer Rate, but at the end of the six-year Term the Index Credit Rate would be -92.46%. We calculate your Index Credit Rate using the Buffer as follows: •If the negative Index Change is less than the Buffer Rate, your Index Credit Rate will equal 0%. Under these circumstances, the Buffer would provide complete protection from loss related to the negative Index performance. •If the negative Index Change exceeds the Buffer Rate, your Index Credit Rate will be a percentage equal to the excess negative Index Change over the Buffer Rate. Under these circumstances, the Buffer would provide only partial protection from loss related to the negative Index performance. The Buffer provides limited downside protection. You assume the risk of loss for negative Index performance in excess of the Buffer Rate. Your losses could be significant. The Buffer is applied to the performance on the Term End Date (or on each Contract Anniversary for Strategy Account Options with Cap Secure). The illustration below includes three examples of how the Buffer applies when the Index Change is negative. Each example assumes a Buffer Rate of 10%. Hypothetical Examples of the Buffer
(Assuming a Buffer Rate of 10%) •In the first example, the Index Change is -1%, which does not go beyond the Buffer Rate, so the Buffer would completely protect you from loss related to the negative Index performance. Your Index Credit Rate would be 0%. •In the second example, the Index Change is -10%, which is equal to the Buffer Rate, so the Buffer would protect you from loss related to the negative Index performance. Your Index Credit Rate would be 0%. •In the third example, the Index Change is -13%, which exceeds the Buffer Rate, so the Buffer would only partially protect you from loss related to the negative Index performance. Your Index Credit Rate would be -3%.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	In the first example, the Index Change is -1%, which does not go beyond the Buffer Rate, so the Buffer would completely protect you from loss related to the negative Index performance. Your Index Credit Rate would be 0%. •In the second example, the Index Change is -10%, which is equal to the Buffer Rate, so the Buffer would protect you from loss related to the negative Index performance. Your Index Credit Rate would be 0%. •In the third example, the Index Change is -13%, which exceeds the Buffer Rate, so the Buffer would only partially protect you from loss related to the negative Index performance. Your Index Credit Rate would be -3%.
Corebridge MarketLock Annuity 333-277203 | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes.You could lose money by investing in the Contract. If you invest in a Strategy Account Option, under extreme circumstances, you could lose up to 90% of your investment in a Strategy Account Option with a Buffer Rate of 10% and 99% of your investment in a Strategy Account Option with a Lock Buffer Rate of 1% due to negative Index performance. The minimum guaranteed Buffer Rate that we offer under any Strategy Account Options other than those with Lock Upside Parameter is 10%. Buffer Rates for all Strategy Account Options other than those with Lock Upside Parameter will not change from one Term to the next. The Lock Buffer Rates can change from one Term to the next subject to the minimum guaranteed Lock Buffer Rate of 1%. There is no guarantee that Strategy Account Options that limit Index losses will always be offered. We reserve the right to add, replace or remove Strategy Account Options offered and limit the number of Strategy Account Options to only one. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you, including one that does not limit losses, which would mean risk of loss of the entire amount invested.
Corebridge MarketLock Annuity 333-277203 | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the Contract as a short-term investment or savings vehicle. A Withdrawal Charge may apply in certain circumstances and any Withdrawals may also be subject to federal and state income taxes and tax penalties. Withdrawals could result in significant reductions to your Contract Value and to the death benefit, perhaps by more than the amount withdrawn. Withdrawals from a Strategy Account Option prior to the Term End Date may result in an adjustment for Interim Value. Your Strategy Account Option Value will be transferred on the Term End Date according to your instructions. If we do not receive transfer instructions from you within the appropriate time frame, we will automatically transfer or renew, as applicable, your Strategy Account Option and/or Fixed Account Option Value as follows:•Any Contract Value in any expiring Strategy Account Option with a 1-year Term will remain in its current allocation for the next Term, subject to the Upside Parameter rates declared for that Term. If your Contract Value is invested in a Strategy Account Option with a 1-year Term that is no longer available for investment, the Contract Value in the expiring Strategy Account Option will automatically be transferred to the Fixed Account Option, subject to the renewal interest rate, and will remain there until you provide transfer instructions. The Contract Value automatically transferred to the Fixed Account Option in the absence of transfer instructions cannot be transferred to another available Strategy Account Option until the next Contract Anniversary.•Any Contract Value in an expiring Strategy Account Option with a multi-year Term or Fixed Account Option will automatically be transferred or renewed to the Fixed Account Option, subject to the applicable renewal interest rates and will remain there until you provide transfer instructions. The Contract Value automatically renewed or transferred to the Fixed Account Option in the absence of transfer instructions cannot be transferred to a Strategy Account Option until the next Contract Anniversary.
Corebridge MarketLock Annuity 333-277203 | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Indices for the Strategy Account Options under the Contract. Each Allocation Account will have its own unique risks. You should review the Allocation Accounts before making an investment decision.For investments in a Strategy Account Option, the Cap Rate, Dual Direction with Cap, Cap Secure Rate, Participation and Cap Rates, Enhanced Participation and Cap Rates, Trigger Rate, Dual Direction Trigger with Cap or Lock Threshold will limit positive Index performance (e.g., limited upside). For example:•If the Strategy Account Option has a Cap Rate, and the Index Change is 15% and the Cap Rate is 10%, the Index Credit Rate would be 10% on the Term End Date;•If the Strategy Account Option has a Dual Direction with Cap, and the Index Change is 11% and the Cap Rate is 8%, the Index Credit Rate would be 8% on the Term End Date;•If the Strategy Account Option has a Cap Secure Rate, and the annual Index Change is 15%, and the Cap Secure Rate is 8%, the adjusted annual Index performance is 8% on that Contract Anniversary. The adjusted annual Index performance on each Contract Anniversary within the multi- year Term would be compounded to establish the Index Credit Rate on the Term End Date. For example, if the adjusted annual Index performance is 5% on each Contract Anniversary for a 6-year Term, the Index Credit Rate on the Term End Date would be 34.01% ({(1+5%)6}-1=34.01%);•If the Strategy Account Option has Participation and Cap Rates or Enhanced Participation and Cap Rates, the Index Change is 20%, the Participation Rate is 105%, and the Cap Rate is 10%, the Index Credit Rate would be 10% on the Term End Date;•If the Strategy Account Option has a Trigger Rate, and the Index Change is greater than or equal to zero (for example, 12%), and the Trigger Rate is 4%, the Index Credit Rate would be 4% on the Term End Date;•If the Strategy Account Option has a Dual Direction Trigger with Cap, and the Index Change is 22%, the Buffer Rate is 10%, the Cap Rate is 20%, and the Trigger Rate is 3%, your Index Credit Rate would be 20% on the Term End Date. Since the Index Change was positive and exceeded the absolute value of the Buffer Rate, the Trigger Rate does not apply. The Cap Rate applies limiting your Index Credit Rate to 20%. Alternatively, if the Index Change is 5%, the Buffer Rate is 10%, the Cap Rate is 15%, and the Trigger Rate is 3%, your Index Credit Rate would be 3%. Since the Index Change was positive and did not exceed the absolute value of the Buffer Rate, the Trigger Rate applies limiting your Index Credit Rate to 3%; and•If the Strategy Account Option has a Lock Threshold and the Index Change meets or exceeds the Lock Threshold at Market Close on any day during the Term, you will receive an Index Credit Rate equal to the Lock Threshold as of that date. For example, if the Lock Threshold is 50% and the Index Change at Market Close on any day during the Term is 50% or greater, you will receive an Index Credit Rate equal to 50% on that date, even if the Index Change on the Term End Date is 65%.This may result in you earning less than the Index return.For investments in a Strategy Account Option, the Buffer will limit negative Index Credit Rates on the Term End Date (e.g., limited protection in the case of market decline). For example:•If the Index Change is −25% and Buffer Rate is 10%, the Index Credit Rate would be −15% (the amount that the Index Change exceeds the Buffer Rate) on the Term End Date.Each Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities comprising the Index.This will cause the Index return to underperform in comparison to a direct investment in a total return index.You bear all loss that exceeds the Buffer.
Corebridge MarketLock Annuity 333-277203 | Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. An investment in the Contract is subject to the risk of poor investment performance of the Strategy Account Options to which you have allocated Contract Value. You can lose money by investing in this Contract, including loss of principal and/or prior earnings. While limited protection from losses is provided under your Contract through a Buffer, you bear some level of the risk of decline in your Contract Value resulting from the performance of the Indexed Crediting Rate Strategies and the risk of losses may be significant. Under extreme circumstances, you could lose up to 90% of your investment in a Strategy Account Option with a 10% Buffer Rate and up to 80% of your investment in a Strategy Account Option with a 20% Buffer Rate. The minimum guaranteed Buffer Rate that we offer under any Strategy Account Options other than those with Lock Upside Parameter is 10%, and we will always offer at least one Strategy Account Option. There is no guarantee that Strategy Account Options that limit Index losses will always be offered. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you, including one that does not limit losses, which would mean risk of loss of the entire amount invested. If you take a withdrawal from a Strategy Account Option prior to the Term End Date, it will be based on the Interim Value and the Buffer will not apply. See “Early Withdrawal Risk,” below. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the federal deposit insurance corporation, the federal reserve board, or any other agency.
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]	There is no guarantee that Strategy Account Options that limit Index losses will always be offered. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you, including one that does not limit losses, which would mean risk of loss of the entire amount invested.
Corebridge MarketLock Annuity 333-277203 | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income protections mean that this Contract is more beneficial to investors with a long investment time horizon. You should carefully consider the risks associated with Withdrawals under the Contract. Withdrawals may be subject to significant Withdrawal Charges. If you make a Withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% Federal tax penalty. A Withdrawal may reduce the value of your standard and optional benefits. For instance, a Withdrawal will reduce the value of the death benefit. A Surrender will result in the termination of your Contract. We may defer payment of Withdrawals or Surrender for up to six months when permitted by law. If you make a Withdrawal or Surrender your Contract within six years after the Contract Issue Date, you may be assessed a Withdrawal Charge of up to 8% of the amount withdrawn in excess of the 10% annual free Withdrawal amount. In addition, Withdrawals during a Term could result in a greater reduction in your Contract Value than if you waited until the Term End Date. Withdrawals during a Term will proportionately reduce your Strategy Base, which could be significantly more than the dollar amount of your Withdrawal. The application of the Interim Value to Withdrawals taken prior to the Term End Date and proportional reductions to your Strategy Base, together with any Withdrawal Charges, could significantly reduce your Contract Value and reduce any gains on the Term End Date. The Interim Value is the amount in the Strategy Account Option that is available for transactions that occur during the Term, including Withdrawals (including RMDs), Surrenders, Withdrawals under the free look, (in states that require a refund of Contract Value rather than a refund of the Purchase Payment. See “Appendix E: State Variations”), free Withdrawal amounts, Performance Captures, optional death benefit fees, death benefit payments, and annuitization. The Interim Value could be less than your investment in a Strategy Account Option even if the Index is performing positively. Withdrawals or Surrenders that cause the Interim Value to be recalculated could result in the loss of principal investment and previously applied Index Credit Rates, and such losses could be as high as 100%. All Withdrawals taken, and fees and charges deducted, from a Strategy Account Option before a Term End Date (including fees and charges that are periodically deducted from your Contract) will reduce the Contract Value death benefit on a dollar-for-dollar basis and will trigger a Negative Adjustment which will lower your Strategy Base in the Strategy Account Option in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) which may proportionately reduce the optional Return of Purchase Payment Death Benefit if elected. Such a reduction will reduce your Strategy Base for the remainder of the Term and the proportionate reduction may be greater than the dollar amount of the amount withdrawn, or the fee or charge deducted. Withdrawals could result in significant reductions to your Contract Value and to the death benefit, perhaps by more than the amount withdrawn. Withdrawals taken before the Term End Date of a Strategy Account Option could also significantly reduce any Index Credit applied at the Term End Date. The Upside Parameters and Buffer are not applied until the Term End Date and do not apply in calculating your Interim Values. The Contract may not be appropriate if you intend to take Withdrawals from a Strategy Account Option prior to the Term End Date or from the Contract during the first six years. You should consult with your financial representative before making a Withdrawal.
Corebridge MarketLock Annuity 333-277203 | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Not Invested in Index or Tracked Securities [Text Block]	No Rights in the Index. When you invest in a Strategy Account Option, you are not investing directly in the Index or in the securities tracked by the Index, You have no rights with respect to the Index, the Index provider, or any aspect of the Index or any companies whose securities comprise the Index.
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	Negative Index Performance Could Result in Loss. The performance of any Index may fluctuate, sometimes rapidly and unpredictably. Both short-term and sustained negative Index performance, over one or multiple Terms, may cause you to lose principal or previous earnings. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Term or multiple Terms.
Index-Linked Option Reallocation Risk [Text Block]	Index Change Calculations. We calculate Index Changes by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat even if the Index performed positively for certain time periods between those two specific points in time. This is true even for Strategy Account Options with multi-year Terms.
Corebridge MarketLock Annuity 333-277203 | Index Exclusion of Dividends Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Dividends Excluded from Index Values. Each Index is a price return index, not a total return index, and therefore Index Values do not include income from any dividends or other distributions paid by a market index’s component companies. This will cause the Index to underperform in comparison to a direct investment in a total return index.
Corebridge MarketLock Annuity 333-277203 | Index Substitution Risk [Member]
Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]	Index Substitution Risk. During a Term, if an Index is discontinued or if the calculation of the Index is substantially changed by the Index provider, or if Index Values should become unavailable for any reason, we may substitute the Index with a new Index, once we obtain all necessary regulatory approvals. We will notify you of any such substitution in writing. If we substitute an Index, we will select a new Index that we determine in our judgment is comparable to the original Index. You will have no right to reject the substitution of an Index. The performance of the new Index may differ significantly from the performance of the original Index. If we substitute the Index for a Strategy Account Option in which you are invested, your investment in the Contract is subject to the same terms and conditions as any other investment in a Strategy Account Option under the Contract. For example, you may not be permitted to transfer Contract Value prior to the Term End Date if an Index substitution occurs. If we substitute an Index during a Term, we will calculate the Index Change using the original Index up until the substitution date. After the substitution date, we will calculate the Index Change using the replacement Index, but with a revised Initial Index Value for the replacement Index. The revised Initial Index Value for the replacement Index will reflect the Index Change for the original Index from the Term Start Date to the substitution date. We will use a similar process if multiple substitutions occur during a Term. The substitution of an Index will have no impact on the Strategy Account Option’s Term, Upside Parameter, Buffer, or any other features or rates for that Strategy Account Option other than the Index to which the Strategy Account Option is linked. This example is intended to show how we would calculate the Index Change during a Term in which an Index was substituted. Index Change on substitution date for original Index
Initial Index Value for original Index	1000
Index Value for original Index on substitution date	1050
Index Change for original Index on substitution date	(1050 / 1000) – 1 = 5%
This 5% Index Change on the substitution date is then used to calculate the revised Initial Index Value for the replacement Index. Revised Initial Index Value for replacement Index
Index Change for original Index on substitution date	5%
Index Value for replacement Index on substitution date	1000
Revised Initial Index Value for replacement Index	1000/(100% +5%) = 952.38
The Index Change calculation for that Term is then based on the change between the revised Initial Index Value for the replacement Index, and the Final Index Value for the replacement Index. Assuming the Final Index Value for the replacement Index is 1010.52, then the Index Change on the Term End Date will be 6.10% ((1010.52 - 952.38) / 952.38). See “Valuing Your Investment In A Strategy Account Option – Index Substitutions.”
Corebridge MarketLock Annuity 333-277203 | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to the Company. The Company is solely responsible to the Owner for the Contract Value and the guaranteed benefits. The general obligations including the Fixed Account Option and Strategy Account Options under the Contract are supported by our general account and are subject to our claims paying ability. An Owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://investors.corebridgefinancial.com/financials/Ratings/default.aspx.
Corebridge MarketLock Annuity 333-277203 | Contract Changes Risk [Member]
Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]	Index Risk. Strategy Account Option Value(s) will be impacted by the performance of the reference Index. Although you will not directly invest in the reference Index, you are indirectly exposed to the investment risks associated with an Index, such as market, equity and issuer risks. The following risks related to Index performance apply when you invest in a Strategy Account Option: •Negative Index Performance Could Result in Loss. The performance of any Index may fluctuate, sometimes rapidly and unpredictably. Both short-term and sustained negative Index performance, over one or multiple Terms, may cause you to lose principal or previous earnings. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Term or multiple Terms.•Index Change Calculations. We calculate Index Changes by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat even if the Index performed positively for certain time periods between those two specific points in time. This is true even for Strategy Account Options with multi-year Terms.•Dividends Excluded from Index Values. Each Index is a price return index, not a total return index, and therefore Index Values do not include income from any dividends or other distributions paid by a market index’s component companies. This will cause the Index to underperform in comparison to a direct investment in a total return index.•No Rights in the Index. When you invest in a Strategy Account Option, you are not investing directly in the Index or in the securities tracked by the Index, You have no rights with respect to the Index, the Index provider, or any aspect of the Index or any companies whose securities comprise the Index.•Evolving and Uncertain Economic Environment. In recent years, the financial markets have experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, the COVID-19 pandemic, geopolitical turmoil, rising inflation, changes in interest rates, and actions by governmental authorities. It is not possible to predict future performance of the markets. Depending on your individual circumstances, you may experience (perhaps significant) negative returns under the Contract. You should consult with your financial representative about how market conditions may impact your investment decisions under the Contract. •Exposure to Investment Risks. When you invest in a Strategy Account Option, you are indirectly exposed to the investment risks that could cause the stocks or other instruments that comprise the Index to decrease in value. The Indices are subject to a variety of investment risks, many of which are complicated and interrelated and all of which may adversely impact Index performance. If you invest in a Strategy Account Option with an Index that exposes you to higher investment risks, your risk of loss may be higher depending on the level of the Strategy Account Option’s downside protection. •Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable. •Equity Risk. Each Index is comprised of equity securities or other assets considered to represent a particular market or sector. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular market segment, or other asset classes. •Issuer Risk. The performance of each Index depends on the performance of individual securities that make-up the Index. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.•Risks Related to Specific Indices. In addition to the foregoing, each Index has its own unique risks, as follows: •The S&P 500® Price Return Index This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. Generally, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with small-capitalization (“small cap”) companies. •Nasdaq-100 Index® This Index is composed of equity securities issued by large-cap U.S. and non-U.S. companies, excluding financial companies. To the extent the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. The value of foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of U.S. issuers. •MSCI EAFE Index This Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding U.S. and Canada. In general, large-cap companies may be unable to respond quickly in response to changes in their industry and new competitive challenges and may not be able to attain the high growth rates of successful smaller companies. The securities of mid-cap companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty). •Russell 2000® Index This Index is comprised of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of large-cap companies.
Restrictions on Transfers Risk [Text Block]	Transfer Limitations. The Contract restricts transfers between investment options, which will limit your ability to transfer your Contract Value in response to changes in market conditions or your personal circumstances. You may transfer Contract Value invested in an Allocation Account only on the Term End Date for that Allocation Account (or on the next Contract Anniversary after a Performance Capture occurs).
Corebridge MarketLock Annuity 333-277203 | Financial Strength and Claims Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Our Financial Strength and Claims-Paying Ability Risk. Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. Therefore, the guarantees under the Contract are subject to our financial strength and claims-paying ability. The assets in the Separate Account, like our General Account, are subject to our creditors. You need to consider our financial strength and claims-paying ability in meeting the guarantees under the Contract.
Corebridge MarketLock Annuity 333-277203 | Business Disruption Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption Risk. Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as, but not limited to, hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure, and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including service outages or other unavailability, may interfere with our ability to receive, pickup and process mail, to calculate the Index Change or process other Contract-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Indices or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Corebridge MarketLock Annuity 333-277203 | Cybersecurity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our annuity business activities. Because our annuity business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with our websites (such as via denial of service attacks), and other operational disruptions, and unauthorized release of confidential customer information. Such systems failures, cyber-attacks, or other disruptions affecting us, any third-party administrator, the Index or Index issuers, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, impact our ability to calculate the Index Change, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities that comprise the Indices, which may cause the securities making up the Index to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, “AI Tools”) may increase our exposure to, or exacerbate the risks of, cyber-attacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our distribution partners, the Indices or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your Contract and/or personal information.
Corebridge MarketLock Annuity 333-277203 | Allocation Account Availability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Allocation Account Availability Risk. We reserve the right to add, remove and replace Allocation Accounts as available investment options. There is no guarantee that an Allocation Account you select for investment will always be available in the future or available with the same rates. There is no guarantee that any Strategy Account Option will always be available in the future. However, we will always offer at least one Strategy Account Option that is either currently offered or is similar to one that is currently offered as of the date of this prospectus. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you. We may change the Strategy Account Options, the Upside Parameters rates, and Lock Buffer Rates subject to the stated guaranteed minimum rates. There is no guarantee that a particular Strategy Account Option or Index will be available during the entire time that you own your Contract. Please note the Index for that Strategy Account Option remains subject to our right of substitution. See “Index Substitution Risk.” If we remove an Allocation Account, it will be closed such that no transfers will be allowed into that Allocation Account. If you are currently invested in an Allocation Account and it is removed, you may remain in that Allocation Account until the Term End Date.
Corebridge MarketLock Annuity 333-277203 | Liquidity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Liquidity Risk. This Contract may be appropriate if you are looking for retirement income or you want to meet other long-term financial objectives. The Contract is not designed to be a short-term investment and may not be appropriate for you if you intend to take early or frequent Withdrawals. •Transfer Limitations. The Contract restricts transfers between investment options, which will limit your ability to transfer your Contract Value in response to changes in market conditions or your personal circumstances. You may transfer Contract Value invested in an Allocation Account only on the Term End Date for that Allocation Account (or on the next Contract Anniversary after a Performance Capture occurs).•Withdrawal and Surrender Consequences. You may take a Withdrawal or Surrender at any time during the Accumulation Phase; however, there may be significant risks and negative consequences associated with any such Withdrawal or Surrender, including potential Withdrawal Charges, taxes and tax penalties, and negative impacts to the value of your investment. If you take a Withdrawal or Surrender before the Term End Date of a Strategy Account Option, it will reduce the Interim Value of your investment in that Strategy Account Option. All Withdrawals taken, and fees and charges deducted, from a Strategy Account Option before the Term End Date (including fees and charges that are periodically deducted from your Contract) will reduce the Contract Value death benefit on a dollar-for-dollar basis and will trigger a Negative Adjustment which will lower your Strategy Base in the Strategy Account Option in the same proportion that the Interim Value is reduced which may proportionately reduce the optional Return of Purchase Payment Death Benefit if elected. Such a reduction will reduce your Strategy Base for the remainder of the Term and the proportionate reduction may be greater than the dollar amount of the amount withdrawn, or the fee or charge deducted. Withdrawals could result in significant reductions to your Contract Value and to the death benefit, perhaps by more than the amount withdrawn. Withdrawals taken before the Term End Date of a Strategy Account Option could also result in forfeiture of Index Credit Rates or significantly reduce any Index Credit Rates applied at the Term End Date. See “Early Withdrawal Risk.” •Interim Values. There may be long periods of time when you can only perform a transaction under the Contract that is based on one or more Interim Values. For as long as you have multiple ongoing Terms for Strategy Account Options, there may be no time that any such transaction can be performed without the application of at least one Interim Value. See “Interim Value Risk.” •Taxes. Income taxes and certain tax restrictions may apply to any Withdrawal or Surrender. If taken before age 59½, a Withdrawal or Surrender may also be subject to a 10% federal tax penalty. •Delays in Payment. We generally make payment of any amount due from the Contract within seven (7) days from the date we receive all required information in Good Order. When permitted by law, however, we may defer payment of any Withdrawal or Surrender proceeds for up to six (6) months from the date we receive your request.
Corebridge MarketLock Annuity 333-277203 | Upside Parameter and Buffer Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Upside Parameter and Buffer Risk. Each Strategy Account Option has an applicable Upside Parameter and Buffer for determining the Index Credit Rate applied to your Strategy Account Option Value. Each Strategy Account Options has an Upside Parameter that provides either a Cap, Cap Secure, Participation and Cap, Enhanced Participation and Cap, Dual Direction with Cap, Dual Direction Trigger with Cap, Trigger, or a Lock, and downside protection in the form of a Buffer (including the Dual Direction with Cap and Dual Direction Trigger with Cap). The Upside Parameters (except Lock), including their applicable rates, can change from one Term to the next, however, each Upside Parameter is subject to minimum guaranteed rates. The minimum guaranteed rates that may be established under the Contract for each of the types of limit on Index gains (other than Lock Upside Parameter) are: Cap Rate (no lower than 2%), Cap Secure Rate (no lower than 2%), Participation Rate (no lower than 100%) and Trigger Rate (no lower than 2%). The Lock Threshold for a Strategy Account Option with Lock Upside Parameter are guaranteed minimum rates under the Contract and will not change from one Term to the next. The Lock Threshold percentages available are: 30, 40, 50, 75, and 100. •Upside Parameter Risk. If you invest Contract Value in a Strategy Account Option, the highest possible Index Credit Rate that you may achieve is limited by the applicable Upside Parameter. Because of these limits, the Index Credit Rate for a Strategy Account Option may be less than the positive Index Change. The Upside Parameters may therefore limit the positive Index Credit Rate, if any, that may be applied to your Contract Value for a given Term. We set the Upside Parameter rates each Term in our discretion, however, they will never be less than the minimum rates set forth in this prospectus. You bear the risk that we will not set the Upside Parameter rates higher than these minimums. •Lock Risk. Each Strategy Account Option with Lock Upside Parameter includes an automatic locking-in of an Index Credit Rate that is triggered by a target Index gain that is set on the Term Start Date (the “Lock Threshold”). If the Index Change does not meet the Lock Threshold at Market Close on any day during the Term, you will receive an Index Credit Rate equal to the Index Change on the Term End Date, subject to the Buffer. Under such circumstances, the Lock Threshold will have no impact on your gains or losses. If the positive Index Change meets or exceeds the Lock Threshold at Market Close on any day during the Term, you will receive an Index Credit Rate equal to the Lock Threshold as of that date. When that occurs, you will no longer participate in the Index performance, and you will not receive an additional Index Credit Rate on the Term End Date. If the Lock Threshold is met at Market Close on any day during the Term and positive Index performance continues until the next Contract Anniversary, the Lock Threshold limits the positive Index Credit Rate that would otherwise have been applied to your Contract Value. If the Lock Threshold is met at Market Close on any day during the Term, thereafter you will receive the Lock Fixed Rate, which is subject to a guaranteed minimum interest rate of 0.25%, until the next Contract Anniversary.•Buffer Risk. The Buffer provides only limited protection against negative Index performance. When you invest Contract Value in a Strategy Account Option, you bear the risk that negative Index performance may cause the Index Credit Rate to be negative even after the application of the Buffer. This would result in a negative Index Credit Rate and reduce your Strategy Account Option Value. Additionally, the Buffer provides downside protection only on the Term End Date, so your exposure to negative Index performance during a Term is greatest before the Term End Date. If negative Index performance exceeds the Buffer Rate, your negative Index performance will equal the negative Index performance in excess of the Buffer Rate. For example, with a Buffer Rate of 10%, you could lose 90% of your investment in the Strategy Account Option if negative Index performance on the Term End Date is 100%. The minimum guaranteed Buffer Rate that we will offer under any Strategy Account Options other than those with Lock Upside Parameter is 10%. Buffer Rates for all Strategy Account Options other than those with Lock Upside Parameter will not change from one Term to the next. The Lock Buffer Rates can change from one Term to another subject to the minimum guaranteed Lock Buffer Rate of 1%. With a minimum guaranteed Lock Buffer Rate of 1%, in extreme circumstances, you could lose 99% of your investment in a Strategy Account Option with Lock Upside Parameter.•Cap Secure Risk. For a Strategy Account Option with Cap Secure, since the gain or loss is established on the Term End Date based on Index performance on each Contract Anniversary, losses can accumulate so that you could lose a percentage in excess of the Buffer Rate in multiple years of the Term.•Dual Direction with Cap and Dual Direction Trigger with Cap Risk. For a Strategy Account Option with Dual Direction with Cap and a Strategy Account option with Dual Direction Trigger with Cap, you should note that, because there will be a positive Index Credit Rate as long as the negative Index Change does not exceed the Buffer, a negative Index Change on the Term End Date that exceeds the Buffer Rate (even slightly) can result in very different Index Credit Rates. For example, for a Strategy Account Option with Dual Direction with Cap with a 10% Buffer, if the negative Index Change is –10.00%, the Index Credit Rate will be 10%; whereas if the negative Index Change is -10.01%, the Index Credit Rate will be -0.01%. For a Strategy Account Option with Dual Direction Trigger with Cap with a 10% Buffer and a Trigger Rate of 3%, if the negative Index Change is –10.00%, the Index Credit Rate will be 3%. The Trigger Rate applies because the negative Index Change is within the Buffer. However, if the negative Index Change is –10.01%, the Index Credit Rate will be –0.01% because the negative Index Change exceeds the Buffer.
Corebridge MarketLock Annuity 333-277203 | Performance Capture Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Performance Capture Risk. The Contract includes a “Performance Capture” feature for Strategy Account Options other than those with Lock Upside Parameter. If you exercise Performance Capture, your Interim Value for that Strategy Account Option on the Performance Capture Date is “captured” and will then earn an annual rate of interest credited daily at the Performance Capture Fixed Rate until the next Contract Anniversary. Performance Capture is subject to the following risks: •If you exercise Performance Capture, you will be capturing an Interim Value for the applicable Strategy Account Option. Interim Values may be unfavorable to you. See “Interim Value Risk.” •If you capture an Interim Value that is lower than the amount you invested in that Strategy Account Option on the Term Start Date, you may be capturing a loss. It is possible that you would have realized less loss or no loss if you exercised the Performance Capture at a different time or not at all. •On the Performance Capture Date, your Strategy Account Option Value will begin earning an annual rate with daily credited interest at the Performance Capture Fixed Rate until the next Contract Anniversary. Therefore, between the Performance Capture Date and the next Contract Anniversary, the value within the Strategy Account Option will no longer be tied to Index performance, and you will not receive an Index Credit Rate. The sooner after the Term Start Date a Performance Capture occurs the longer you will forego participating in Index performance. •If you exercise Performance Capture manually, we will “capture” the next calculated Interim Value after we receive your request in Good Order. Once we receive your request in Good Order, it is irrevocable. You won’t know the captured Interim Value in advance. The captured Interim Value may be lower or higher than the Interim Value that was calculated on the last day before you submitted your request. When you exercise Performance Capture automatically, you will not know the captured Interim Value in advance, the captured Interim Value will be triggered by the target Interim Value gain you have instructed us to capture. You may obtain the Interim Value(s) of your Strategy Account Option(s) online at www.corebridgefinancial.com/annuities or by contacting your financial representative. •You will not know the Interim Value at the time Performance Capture occurs and you may be “capturing” a loss. The loss may be significant. You should speak with your financial representative before exercising Performance Capture. •The Performance Capture Fixed Rate may change at each Contract Anniversary, subject to a guaranteed minimum interest rate of 0.25%. If you are invested in a Strategy Account Option with a multi-year Term, your Performance Captured Fixed Rate may change from one Contract Anniversary to the next within the Term. •We will not provide advice or notify you regarding whether you should exercise the Performance Capture or the best time to do so. We will not warn you if you exercise the Performance Capture at a time that may not be beneficial to you. We are not responsible for any losses related to your decision whether or not to exercise the Performance Capture. There may not be a best time to exercise the Performance Capture during a Term. See “Valuing Your Investment In A Strategy Account Option – Performance Capture.”
Corebridge MarketLock Annuity 333-277203 | Availability by Selling Broker Dealer Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Availability by Selling Broker-Dealer. The availability of the Strategy Account Options, Indices, and the optional Return of Purchase Payment Death Benefit described in this prospectus may vary by selling broker-dealer firm. For example, a firm may choose not to offer certain Strategy Account Options that are described in this prospectus. Only those Strategy Account Options and death benefit available through your firm will be part of your Contract and will be described in your firm’s marketing materials. For variations by selling broker-dealer firms see “Appendix H: Broker-Dealer Variations.” You should ask your financial representative for details about the specific Strategy Account Options and the death benefit available under your Contract.
Corebridge MarketLock Annuity 333-277203 | Interim Value Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Interim Value Risk. On any day during the Term, other than the Term Start Date and Term End Date, we determine the Strategy Account Option Value for each Strategy Account Option by calculating its Interim Value. We calculate your Interim Value based on the value of a hypothetical portfolio of financial instruments designed to replicate the Strategy Account Option Value if it were held until the Term End Date. Such value could be less than your investment in the Strategy Account Option even if the Index is performing positively. This means that even if the Index Change is positive, it is possible that the Interim Value may not have increased. The Interim Value is the amount in the Strategy Account Option that is available for transactions that occur during the Term, including Withdrawals (including RMDs), Surrenders (including Free Looks in states that require a return of Contract Value rather than a return of Purchase Payment. See “Appendix E: State Variations”), free Withdrawal amounts, Performance Capture, optional death benefit fees, death benefit payments, and annuitization. The Interim Value could be less than your investment in a Strategy Account Option even if the Index is performing positively. Withdrawals or Surrenders that cause the Interim Value to be recalculated could result in the loss of principal investment and previously applied Index Credit Rates, and such losses could be as high as 100%. All Withdrawals taken, and fees and charges deducted, from a Strategy Account Option before the Term End Date (including fees and charges that are periodically deducted from your Contract) will reduce your Contract Value death benefit on a dollar- for- dollar basis and will trigger a Negative Adjustment which will lower your Strategy Base in the Strategy Account Option in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and may proportionately reduce the optional Return of Purchase Payment Death Benefit if elected. Such a reduction will reduce your Strategy Base for the remainder of the Term and the proportionate reduction may be greater than the dollar amount of the amount withdrawn, or the fee or charge deducted. The following transactions impact the Interim Value of a Strategy Account Option: •A fee or charge is deducted from the Strategy Account Option; or •An amount is deducted from the Strategy Account Option due to a Surrender or any Withdrawal; or •The Contract is annuitized; or •The death benefit is paid. •If you choose to allocate your Purchase Payment to a Strategy Account Option, an Index Credit will not be credited to your Contract Value until the Term End Date. This means that an Index Credit will not be credited to any amounts withdrawn prior to the Term End Date. This includes Contract Value applied to pay a death benefit or to begin an annuity income option. Except for the Term Start Date and the Term End Date, your Interim Value is the amount available for Withdrawals, Surrenders, annuitization and death benefits. You should consider the risk that it could be less than your original investment even when the applicable Index is performing positively.
Corebridge MarketLock Annuity 333-277203 | Buffer Rate Return Limit [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]	90.00%
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]	80.00%
Index-Linked Option Risk, Minimum Limit on Index Losses [Percent]	10.00%
Corebridge MarketLock Annuity 333-277203 | Buffer Rate Return Limit [Member] | Negative Return [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	If the Index Change is −25% and Buffer Rate is 10%, the Index Credit Rate would be −15% (the amount that the Index Change exceeds the Buffer Rate) on the Term End Date.
Corebridge MarketLock Annuity 333-277203 | Buffer Rate Return Limit [Member] | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Buffer Risk. The Buffer provides only limited protection against negative Index performance. When you invest Contract Value in a Strategy Account Option, you bear the risk that negative Index performance may cause the Index Credit Rate to be negative even after the application of the Buffer. This would result in a negative Index Credit Rate and reduce your Strategy Account Option Value. Additionally, the Buffer provides downside protection only on the Term End Date, so your exposure to negative Index performance during a Term is greatest before the Term End Date. If negative Index performance exceeds the Buffer Rate, your negative Index performance will equal the negative Index performance in excess of the Buffer Rate. For example, with a Buffer Rate of 10%, you could lose 90% of your investment in the Strategy Account Option if negative Index performance on the Term End Date is 100%. The minimum guaranteed Buffer Rate that we will offer under any Strategy Account Options other than those with Lock Upside Parameter is 10%. Buffer Rates for all Strategy Account Options other than those with Lock Upside Parameter will not change from one Term to the next. The Lock Buffer Rates can change from one Term to another subject to the minimum guaranteed Lock Buffer Rate of 1%. With a minimum guaranteed Lock Buffer Rate of 1%, in extreme circumstances, you could lose 99% of your investment in a Strategy Account Option with Lock Upside Parameter.
Corebridge MarketLock Annuity 333-277203 | Cap Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Cap: Cap limits your participation in positive Index performance on the Term End Date up to and including the Cap Rate. If you select a Strategy Account Option with a Cap, and Index performance exceeds the Cap Rate, you will receive the Cap Rate. For example, if the Index Change is 15% and your Cap Rate is 10%, you will receive an Index Credit Rate of 10% on the Term End Date. The Cap Rate can change from one Term to the next. We will not establish a Cap Rate below 2%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Change is 15% and your Cap Rate is 10%, you will receive an Index Credit Rate of 10% on the Term End Date. The Cap Rate can change from one Term to the next. We will not establish a Cap Rate below 2%.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Strategy Account Option has a Cap Rate, and the Index Change is 15% and the Cap Rate is 10%, the Index Credit Rate would be 10% on the Term End Date;
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	2.00%
Corebridge MarketLock Annuity 333-277203 | Cap Rate Return Limit [Member] | Strategy Account Options | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	1. Upside Parameter: Calculating Gain for a Strategy Account Option with Cap On the Term End Date for a Strategy Account Option with Cap, if the Index Change is positive or zero, we use the Cap Rate to calculate your gain, if any. We calculate your Index Credit Rate using the Cap as follows: •If the Index Change is positive and less than or equal to the Cap Rate, your Index Credit Rate will equal the Index Change. •If the Index Change is positive and exceeds the Cap Rate, your Index Credit Rate will equal the Cap Rate. •If the Index Change is zero, your Index Credit Rate will equal zero. •If the Index Change is negative, your Index Credit Rate will be offset by the Buffer. You will not participate in any Index performance beyond the Cap Rate. The Cap Rate limits the upside potential of your investment. For each Strategy Account Option with Cap, we may declare a new Cap Rate for new Terms, subject to the applicable guaranteed minimum Cap Rate. The illustration below includes two examples of how we calculate the Index Credit Rate on the Term End Date using a Cap. Both examples assume a Cap Rate of 5%. Hypothetical Examples of the Cap
(Assuming a Cap Rate of 5%) •In the first example, the Index Change is +2%, which does not exceed the Cap Rate, so your Index Credit Rate would be +2%. •In the second example, the Index Change is +12%, which exceeds the Cap Rate, so your Index Credit Rate would be equal to the Cap Rate of +5%.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	In the first example, the Index Change is +2%, which does not exceed the Cap Rate, so your Index Credit Rate would be +2%. •In the second example, the Index Change is +12%, which exceeds the Cap Rate, so your Index Credit Rate would be equal to the Cap Rate of +5%.
Corebridge MarketLock Annuity 333-277203 | Participation Rate Return Limit [Member] | Postive Return [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	100.00%
Corebridge MarketLock Annuity 333-277203 | Trigger | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Trigger: Trigger allows you to receive an Index Credit Rate equal to the Trigger Rate if Index performance is greater than or equal to zero on the Term End Date. If you select a Strategy Account option with a Trigger, and Index performance exceeds the Trigger Rate, you will receive the Trigger Rate. For example, if the Index Change is 2% and the Trigger Rate is 4%, your Index Credit Rate would be 4% because the Index Change was greater than zero. However, if the Index Change is 12% and the Trigger Rate is 4%, your Index Credit Rate would be 4% because the Index Change was greater than the Trigger Rate. The Trigger Rate can change from one Term to the next. We will not establish a Trigger Rate below 2%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Change is 2% and the Trigger Rate is 4%, your Index Credit Rate would be 4% because the Index Change was greater than zero. However, if the Index Change is 12% and the Trigger Rate is 4%, your Index Credit Rate would be 4% because the Index Change was greater than the Trigger Rate. The Trigger Rate can change from one Term to the next. We will not establish a Trigger Rate below 2%.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Strategy Account Option has a Trigger Rate, and the Index Change is greater than or equal to zero (for example, 12%), and the Trigger Rate is 4%, the Index Credit Rate would be 4% on the Term End Date;
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	2.00%
Corebridge MarketLock Annuity 333-277203 | Trigger | Strategy Account Options | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	2. Upside Parameter: Calculating Gain for a Strategy Account Option with Trigger On the Term End Date for a Strategy Account Option with Trigger, if the Index Change is greater than or equal to zero, we use the Trigger Rate to calculate your gain. We calculate your Index Credit Rate using the Trigger as follows: •If the Index Change is positive and less than or equal to the Trigger Rate, your Index Credit Rate will equal the Trigger Rate. •If the Index Change is positive and exceeds the Trigger Rate, your Index Credit Rate will equal the Trigger Rate. •If the Index Change is zero, your Index Credit Rate will equal the Trigger Rate. •If the Index Change is negative, your Index Credit Rate will be offset by the Buffer. You will not participate in any Index performance beyond the Trigger Rate. The Trigger Rate limits the upside potential of your investment. For each Strategy Account Option with Trigger, we may declare a new Trigger Rate for new Terms, subject to the applicable guaranteed minimum Trigger Rate. The illustration below includes two examples of how we calculate the Index Credit Rate on the Term End Date using a Trigger. Both examples assume a Trigger Rate of 4%. Hypothetical Examples of the Trigger
(Assuming a Trigger Rate of 4%) •In the first example, the Index Change is +2%, which is less than or equal to the Trigger Rate, so your Index Credit Rate would be equal to the Trigger Rate of +4%. •In the second example, the Index Change is +12%, which exceeds the Trigger Rate, so your Index Credit Rate would be equal to the Trigger Rate of +4%.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	In the first example, the Index Change is +2%, which is less than or equal to the Trigger Rate, so your Index Credit Rate would be equal to the Trigger Rate of +4%. •In the second example, the Index Change is +12%, which exceeds the Trigger Rate, so your Index Credit Rate would be equal to the Trigger Rate of +4%.
Corebridge MarketLock Annuity 333-277203 | Dual Direction With Cap | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Dual Direction with Cap: Dual Direction with Cap allows you to participate in positive Index performance on the Term End Date up to the Cap Rate, or the absolute value of any negative Index performance up to and including the Buffer Rate. If the positive Index performance exceeds the Cap Rate, your positive Index performance will equal the Cap Rate. For example, if the Index Change is 11% and your Cap Rate is 8%, your Index Credit Rate would be 8%. Since the Index Change was positive, the Buffer would not come into play. If the negative Index performance was within or equal to the Buffer Rate, you gain the absolute value of the negative Index performance. For example, if the Index Change is –10% and your Buffer Rate is 10%, your Index Credit Rate would be 10%. Alternatively, if the Index Change is -13% and your Buffer Rate is 10%, your Index Credit Rate would be -3%. The Cap Rate can change from one Term to the next. We will not establish a Cap Rate below 2%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Change is 11% and your Cap Rate is 8%, your Index Credit Rate would be 8%. Since the Index Change was positive, the Buffer would not come into play. If the negative Index performance was within or equal to the Buffer Rate, you gain the absolute value of the negative Index performance. For example, if the Index Change is –10% and your Buffer Rate is 10%, your Index Credit Rate would be 10%. Alternatively, if the Index Change is -13% and your Buffer Rate is 10%, your Index Credit Rate would be -3%. The Cap Rate can change from one Term to the next. We will not establish a Cap Rate below 2%.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Strategy Account Option has a Dual Direction with Cap, and the Index Change is 11% and the Cap Rate is 8%, the Index Credit Rate would be 8% on the Term End Date;
Corebridge MarketLock Annuity 333-277203 | Dual Direction With Cap | Strategy Account Options | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	3. Upside Parameter: Calculating Gain for a Strategy Account Option with Dual Direction with Cap On the Term End Date for a Strategy Account Option with Dual Direction with Cap, if the Index Change is positive, zero, or negative up to the Buffer Rate, we use the Cap Rate or the absolute value of the Index Change to calculate your gain, if any. The absolute value of a number is simply that number without regard to it being positive or negative. For example, the absolute value of –10% is 10. •If the Index Change is between the Cap Rate, and the Buffer Rate (or equal to either), your Index Credit will equal the absolute value of the Index Change. •If the Index Change is positive and exceeds the Cap Rate, your Index Credit Rate will equal the Cap Rate. •If the Index Change is zero, your Index Credit Rate will equal zero. You will not participate in any Index performance beyond the Cap Rate when the Index Change is positive. The Cap Rate limits the upside potential of your investment. For each Strategy Account Option with Cap, we may declare a new Cap Rate for new Terms, subject to the applicable guaranteed minimum Cap Rate. The illustration below includes four examples of how we calculate the Index Credit Rate on the Term End Date using a Dual Direction with Cap. All examples assume a Cap Rate of 5% and a Buffer Rate of 10%. Hypothetical Examples of the Dual Direction Buffer with Cap
(Assuming a Cap Rate of 5% and a Buffer Rate of 10%) •In the first example, the Index Change is +2%, which does not exceed the Cap Rate, so your Index Credit Rate would be +2%. •In the second example, the Index Change is +12%, which exceeds the Cap Rate, so your Index Credit Rate would be equal to the Cap Rate of +5%. •In the third example, the Index Change is -7%, and within or equal to the Buffer Rate, so your Index Credit Rate would be the absolute value of the negative Index Change, not limited by the Cap Rate, up to the Buffer Rate. Your Index Credit Rate would be +7%. •In the fourth example, the Index Change is -12%, which exceeds the Buffer Rate, so the Buffer would only partially protect you from loss related to the negative Index performance. Your Index Credit Rate would be -2%.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	In the first example, the Index Change is +2%, which does not exceed the Cap Rate, so your Index Credit Rate would be +2%. •In the second example, the Index Change is +12%, which exceeds the Cap Rate, so your Index Credit Rate would be equal to the Cap Rate of +5%. •In the third example, the Index Change is -7%, and within or equal to the Buffer Rate, so your Index Credit Rate would be the absolute value of the negative Index Change, not limited by the Cap Rate, up to the Buffer Rate. Your Index Credit Rate would be +7%. •In the fourth example, the Index Change is -12%, which exceeds the Buffer Rate, so the Buffer would only partially protect you from loss related to the negative Index performance. Your Index Credit Rate would be -2%.
Corebridge MarketLock Annuity 333-277203 | Dual Direction With Cap | Strategy Account Options | Negative Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	9. Downside Parameter: Calculating Loss Using the Buffer for Dual Direction with Cap On the Term End Date for a Strategy Account Option with Dual Direction with Cap, if the Index Change is negative but less than or equal to the Buffer Rate, then the Index Credit Rate will equal the absolute value of the negative Index Change. If the negative Index performance exceeds the Buffer Rate, your negative Index performance will equal the negative Index performance in excess of the Buffer Rate. For negative performance within the Buffer Rate, Dual Direction with Cap provides downside protection against the negative Index performance up to the Buffer Rate, and credits you with the absolute value of the negative Index performance. For instance, assuming a Buffer Rate of 10%, Index performance of -5% would mean your Index Credit Rate will equal a positive 5%. If the Index Change on the Term End Date exceeds the Buffer Rate, Index performance will equal only the negative performance in excess of the Buffer Rate. To continue with our example, we will presume a Buffer Rate of 10%. This time, assume the Index performance is -12%. Your Index Credit Rate in this instance would be -2%. We calculate your Index Credit Rate using the Buffer as follows: •If the Index Change is negative and up to and including the Buffer Rate, then the Index Credit will be the absolute value of the negative Index Change, not limited by the Cap Rate, up to and including the Buffer Rate. •If the Index Change is negative and exceeds the Buffer Rate, your negative Index performance will equal the negative Index performance in excess of the Buffer Rate. The Buffer provides limited downside protection. You assume the risk of loss for negative Index performance in excess of the Buffer Rate. Your losses could be significant. The Buffer is measured over the Term, which can be more than one year. The illustration below includes three examples of how the Dual Direction with Cap applies when the Index Change is negative. Each example assumes a Buffer Rate of 10% and a Cap Rate of 8%. Hypothetical Examples of the Dual Direction with Cap
(Assuming a Buffer Rate of 10%) •In the first example, the Index Change is -2%, which does not go beyond the Buffer Rate. The Dual Direction with Cap would provide a positive Index Credit Rate. Your Index Credit Rate would be +2%. •In the second example, the Index Change is -10%, which is equal to the Buffer Rate and does not go beyond the Buffer Rate. The Dual Direction with Cap would provide a positive Index Credit Rate. Your Index Credit Rate would be 10% because the negative performance is within the Buffer Rate and is not limited by the 8% Cap Rate. •In the third example, the Index Change is -13%, which exceeds the Buffer Rate, so the Buffer would only partially protect you from loss related to the negative Index performance. Your Index Credit Rate would be -3%.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	In the first example, the Index Change is -2%, which does not go beyond the Buffer Rate. The Dual Direction with Cap would provide a positive Index Credit Rate. Your Index Credit Rate would be +2%. •In the second example, the Index Change is -10%, which is equal to the Buffer Rate and does not go beyond the Buffer Rate. The Dual Direction with Cap would provide a positive Index Credit Rate. Your Index Credit Rate would be 10% because the negative performance is within the Buffer Rate and is not limited by the 8% Cap Rate. •In the third example, the Index Change is -13%, which exceeds the Buffer Rate, so the Buffer would only partially protect you from loss related to the negative Index performance. Your Index Credit Rate would be -3%.
Corebridge MarketLock Annuity 333-277203 | Dual Direction With Cap | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Dual Direction with Cap and Dual Direction Trigger with Cap Risk. For a Strategy Account Option with Dual Direction with Cap and a Strategy Account option with Dual Direction Trigger with Cap, you should note that, because there will be a positive Index Credit Rate as long as the negative Index Change does not exceed the Buffer, a negative Index Change on the Term End Date that exceeds the Buffer Rate (even slightly) can result in very different Index Credit Rates. For example, for a Strategy Account Option with Dual Direction with Cap with a 10% Buffer, if the negative Index Change is –10.00%, the Index Credit Rate will be 10%; whereas if the negative Index Change is -10.01%, the Index Credit Rate will be -0.01%. For a Strategy Account Option with Dual Direction Trigger with Cap with a 10% Buffer and a Trigger Rate of 3%, if the negative Index Change is –10.00%, the Index Credit Rate will be 3%. The Trigger Rate applies because the negative Index Change is within the Buffer. However, if the negative Index Change is –10.01%, the Index Credit Rate will be –0.01% because the negative Index Change exceeds the Buffer.
Corebridge MarketLock Annuity 333-277203 | Participation And Cap | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Participation and Cap/Enhanced Participation and Cap: Participation and Cap/Enhanced Participation and Cap limits your participation in positive Index performance on the Term End Date at a percentage equal to the Participation Rate, up to a maximum of the Cap Rate. If Index performance is positive on the Term End Date, the Participation Rate is multiplied by Index Change and then the Index Credit Rate is the lesser of that number or the Cap Rate. For example, with a 100% Participation Rate and a 20% Cap Rate, if the Index Change is 10% on the Term End Date, we first multiply the Participation Rate of 100% by the Index Change of 10%, which equals 10%. Since 10% is less than the 20% Cap Rate, the Index Credit Rate is 10%. Therefore, you will receive an Index Credit Rate of 10%. Alternatively, with a 150% Participation Rate and 10% Cap Rate, if the Index Change is 10% on the Term End Date, we first multiply the Participation Rate of 150% by the Index Change of 10%, which equals 15%. Since 15% exceeds the 10% Cap Rate, the Index Credit Rate is capped at 10%. Therefore, you will receive an Index Credit Rate of 10%. While a Strategy Account Option with Enhanced Participation and Cap operates identically to a Strategy Account Option with Participation and Cap in terms of mechanics, a Strategy Account Option with Enhanced Participation and Cap provides a higher guaranteed minimum Participation Rate. Participation Rates and Cap Rates for a Strategy Account Option with Enhanced Participation and Cap and a Strategy Account Option with Participation and Cap may vary and are set independently. The Cap Rate for a Strategy Account Option with Enhanced Participation and Cap may be lower than the Cap Rate for a Strategy Account Option with Participation and Cap. In such cases, the maximum Index Credit Rate you can earn under a Strategy Account Option with Enhanced Participation and Cap may be limited, even if its Participation Rate is higher than a Strategy Account Option with Participation and Cap. Because the Cap Rate limits participation in positive Index performance, a higher Participation Rate may not result in a higher Index Credit Rate applied at the Term End Date. As a result, you may receive a lower Index Credit Rate on a Strategy Account Option with Enhanced Participation and Cap than you would on a Strategy Account Option with Participation and Cap. You should review the current rates for a Strategy Account Option with Enhanced Participation and Cap and a Strategy Account Option with Participation and Cap and consult with your financial representative to determine which best aligns with your individual investment objectives. For a Strategy Account Option with Participation and Cap, we will not establish a Participation Rate below 100%, or a Cap Rate below 5%. For a Strategy Account Option with Enhanced Participation and Cap, we will not establish a Participation Rate below 101%, or a cap Rate below 5%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, with a 100% Participation Rate and a 20% Cap Rate, if the Index Change is 10% on the Term End Date, we first multiply the Participation Rate of 100% by the Index Change of 10%, which equals 10%. Since 10% is less than the 20% Cap Rate, the Index Credit Rate is 10%. Therefore, you will receive an Index Credit Rate of 10%. Alternatively, with a 150% Participation Rate and 10% Cap Rate, if the Index Change is 10% on the Term End Date, we first multiply the Participation Rate of 150% by the Index Change of 10%, which equals 15%. Since 15% exceeds the 10% Cap Rate, the Index Credit Rate is capped at 10%. Therefore, you will receive an Index Credit Rate of 10%. While a Strategy Account Option with Enhanced Participation and Cap operates identically to a Strategy Account Option with Participation and Cap in terms of mechanics, a Strategy Account Option with Enhanced Participation and Cap provides a higher guaranteed minimum Participation Rate. Participation Rates and Cap Rates for a Strategy Account Option with Enhanced Participation and Cap and a Strategy Account Option with Participation and Cap may vary and are set independently. The Cap Rate for a Strategy Account Option with Enhanced Participation and Cap may be lower than the Cap Rate for a Strategy Account Option with Participation and Cap. In such cases, the maximum Index Credit Rate you can earn under a Strategy Account Option with Enhanced Participation and Cap may be limited, even if its Participation Rate is higher than a Strategy Account Option with Participation and Cap. Because the Cap Rate limits participation in positive Index performance, a higher Participation Rate may not result in a higher Index Credit Rate applied at the Term End Date. As a result, you may receive a lower Index Credit Rate on a Strategy Account Option with Enhanced Participation and Cap than you would on a Strategy Account Option with Participation and Cap. You should review the current rates for a Strategy Account Option with Enhanced Participation and Cap and a Strategy Account Option with Participation and Cap and consult with your financial representative to determine which best aligns with your individual investment objectives. For a Strategy Account Option with Participation and Cap, we will not establish a Participation Rate below 100%, or a Cap Rate below 5%. For a Strategy Account Option with Enhanced Participation and Cap, we will not establish a Participation Rate below 101%, or a cap Rate below 5%.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Strategy Account Option has Participation and Cap Rates or Enhanced Participation and Cap Rates, the Index Change is 20%, the Participation Rate is 105%, and the Cap Rate is 10%, the Index Credit Rate would be 10% on the Term End Date;
Corebridge MarketLock Annuity 333-277203 | Participation And Cap | Strategy Account Options | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	5. Upside Parameter: Calculating Gain for a Strategy Account Option with Participation and Cap and a Strategy Account Option with Enhanced Participation and Cap On the Term End Date for a Strategy Account Option with Participation and Cap and a Strategy Account Option with Enhanced Participation and Cap, if the Index Change on the Term End Date is positive, the value of your investment will increase. If the Index Change is zero, the value of your investment will neither increase nor decrease. We calculate your Index Credit Rate by multiplying the Index Change by the Participation Rate and then applying the Cap. You participate in a percentage of the positive Index performance subject to a Cap, which may limit the upside potential of your investment. •A Participation Rate equal to 100% means that you will fully participate in positive Index performance subject to a Cap. •We will never declare a Participation Rate less than 100%. •A Participation Rate greater than 100% would have the effect of increasing your gains relative to the Index Change subject to a Cap. •If the Index Change is zero, your Index Credit Rate will equal zero. •If the Index Change is negative, your Index Credit Rate will be offset by the Buffer. For each Strategy Account Option with Participation and Cap and for each Strategy Account Option with Enhanced Participation and Cap, we may declare a new Participation Rate and/or Cap Rate for new Terms, subject to the applicable guaranteed minimum Participation Rate and Cap Rate. The illustration below includes two examples of how we calculate the Index Credit Rate on the Term End Date of a six year Term using Participation and Cap. Hypothetical Examples of the Participation and Cap
(Assuming a Cap Rate of 200% and Participation Rates as listed)   •In the first example, the Index Change is 100%, the Participation Rate is 150% and the Cap Rate is 200%, so your Index Credit Rate would be +150%. We calculate your Index Credit Rate by (i) first, multiplying the Index Change (100%) x Participation Rate (150%) = 150% and (ii) then applying the Cap Rate. Since 150% does not exceed the Cap Rate (200%), your Index Credit Rate would be 150%. Here, the Participation Rate had the effect of increasing your gains relative to the Index Change. •In the second example, the Index Change is 250%, the Participation Rate is 150% and the Cap Rate is 200%, so your Index Credit Rate would be +200%. We calculate your Index Credit Rate by (i) first, multiplying the Index Change (250%) x Participation Rate (150%) = 375% and (ii) then applying the Cap Rate. Since 375% exceeds the Cap Rate (200%), your Index Credit Rate would be 200%. Here, the Cap Rate had the effect of decreasing your gains relative to the Index Change.The Cap Rate for a Strategy Account Option with Enhanced Participation and Cap may be lower than the Cap Rate for a Strategy Account Option with Participation and Cap. In such cases, the maximum Index Credit Rate you can earn under a Strategy Account Option with Enhanced Participation and Cap may be limited, even if its Participation Rate is higher. Because the Cap Rate limits participation in positive Index performance, a higher Participation Rate may not result in a higher Index Credit Rate applied at the Term End Date. As a result, you may receive a lower Index Credit Rate on a Strategy Account Option with Enhanced Participation and Cap than you would on a Strategy Account Option with Participation and Cap. The illustration below includes two examples of how we calculate the Index Credit Rate on the Term End Date of a six year Term using Enhanced Participation and Cap. Hypothetical Examples of the Enhanced Participation and Cap
(Assuming a Cap Rate of 100% and Participation Rates as listed) •In the first example, the Index Change is 150%, the Participation Rate is 200% and the Cap Rate is 100%, so your Index Credit Rate would be +100%. We calculate your Index Credit Rate by (i) first, multiplying the Index Change (150%) x Participation Rate (200%) = 300% and then (ii) applying the Cap Rate. Since 300% exceeds the Cap Rate (100%), your Index Credit Rate would be 100%. Here, the Cap Rate had the effect of decreasing your gains relative to the Index Change and although the Participation Rate was higher than that of the example above for a Strategy Account Option with Participation and Rate (Participation Rate of 200% vs. Participation Rate of 150%), your Index Credit Rate was lower because the Cap Rate was lower (Cap Rate of 100% vs. Cap Rate of 200%). •In the second example, the Index Change is 30%, the Participation Rate is 250% and the Cap Rate is 100%, so your Index Credit Rate would be +75%. We calculate your Index Credit Rate by (i) first, multiplying the Index Change (30%) x Participation Rate (250%) = 75% and (ii) then applying the Cap Rate. Since 75% does not exceed the Cap Rate (100%), your Index Credit Rate would be 75%. Here, the Participation Rate had the effect of increasing your gains relative to the Index Change.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	In the first example, the Index Change is 100%, the Participation Rate is 150% and the Cap Rate is 200%, so your Index Credit Rate would be +150%. We calculate your Index Credit Rate by (i) first, multiplying the Index Change (100%) x Participation Rate (150%) = 150% and (ii) then applying the Cap Rate. Since 150% does not exceed the Cap Rate (200%), your Index Credit Rate would be 150%. Here, the Participation Rate had the effect of increasing your gains relative to the Index Change. •In the second example, the Index Change is 250%, the Participation Rate is 150% and the Cap Rate is 200%, so your Index Credit Rate would be +200%. We calculate your Index Credit Rate by (i) first, multiplying the Index Change (250%) x Participation Rate (150%) = 375% and (ii) then applying the Cap Rate. Since 375% exceeds the Cap Rate (200%), your Index Credit Rate would be 200%. Here, the Cap Rate had the effect of decreasing your gains relative to the Index Change.
Corebridge MarketLock Annuity 333-277203 | Dual Direction Trigger With Cap | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Dual Direction Trigger with Cap: Dual Direction Trigger with Cap allows you to participate in positive Index performance on the Term End Date, subject to a Cap Rate, a Trigger Rate, and the absolute value of the Buffer Rate. If the Index performance is positive and less than or equal to the absolute value of the Buffer Rate on the Term End Date, you will receive a positive Index Credit Rate equal to the Trigger Rate. If the Index performance is positive and exceeds the absolute value of the Buffer Rate on the Term End Date, you will receive a positive Index Credit Rate equal to the positive Index performance up to the Cap Rate. If the Index performance is negative and does not exceed the Buffer Rate on the Term End Date, you will receive a positive Index Credit Rate equal to the Trigger Rate. If the Index performance is negative and exceeds the Buffer Rate on the Term End Date, you will receive a negative Index Credit Rate equal to the negative Index performance in excess of the Buffer Rate.

Example 1 – Positive Index Change is Less than or Equal to the Absolute Value of the Buffer Rate on the Term End Date. If the Index Change is +5%, your Buffer Rate is 10%, your Cap Rate is 15%, and your Trigger Rate is 3%, your Index Credit Rate would be 3%. The positive Index Change is within the absolute value of the Buffer Rate so the Trigger Rate applies. The Cap Rate does not apply because the positive Index Change did not exceed it.
 Example 2 –Positive Index Change Exceeds the Cap Rate and the Absolute Value of the Buffer Rate on the Term End Date. If the Index Change is +22%, your Buffer Rate is 10%, your Cap Rate is 20% and your Trigger Rate is 3%, your Index Credit Rate would be 20%. Since the Index Change was positive and exceeded the absolute value of the Buffer Rate, the Trigger Rate does not apply. The Cap Rate applies, limiting your Index Credit Rate to 20%.
 Example 3 – Negative Index Change Does Not Exceed the Buffer Rate on the Term End Date. If the Index Change is -6%, your Buffer Rate is 10%, your Cap Rate is 15%, and your Trigger Rate is 3%, your Index Credit Rate would be 3%. The negative Index Change did not exceed the Buffer Rate so the Trigger Rate applies. The Cap Rate does not apply because the Index Change was negative.
Example 4 – Negative Index Change Exceeds the Buffer Rate on the Term End Date. If the Index Change is -14%, your Buffer Rate is 10%, and the Trigger Rate is 3%, your Index Credit Rate would be -4% which reflects the portion of the negative Index performance beyond the Buffer Rate. The Trigger Rate does not apply because negative Index performance exceeds the Buffer Rate. The Cap Rate and Trigger Rate can change from one Term to the next. For a Strategy Account Option with Dual Direction Trigger with Cap, we will not establish a Trigger Rate below 5% or a Cap Rate below 5%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]

Example 1 – Positive Index Change is Less than or Equal to the Absolute Value of the Buffer Rate on the Term End Date. If the Index Change is +5%, your Buffer Rate is 10%, your Cap Rate is 15%, and your Trigger Rate is 3%, your Index Credit Rate would be 3%. The positive Index Change is within the absolute value of the Buffer Rate so the Trigger Rate applies. The Cap Rate does not apply because the positive Index Change did not exceed it.
 Example 2 –Positive Index Change Exceeds the Cap Rate and the Absolute Value of the Buffer Rate on the Term End Date. If the Index Change is +22%, your Buffer Rate is 10%, your Cap Rate is 20% and your Trigger Rate is 3%, your Index Credit Rate would be 20%. Since the Index Change was positive and exceeded the absolute value of the Buffer Rate, the Trigger Rate does not apply. The Cap Rate applies, limiting your Index Credit Rate to 20%.
 Example 3 – Negative Index Change Does Not Exceed the Buffer Rate on the Term End Date. If the Index Change is -6%, your Buffer Rate is 10%, your Cap Rate is 15%, and your Trigger Rate is 3%, your Index Credit Rate would be 3%. The negative Index Change did not exceed the Buffer Rate so the Trigger Rate applies. The Cap Rate does not apply because the Index Change was negative.
Example 4 – Negative Index Change Exceeds the Buffer Rate on the Term End Date. If the Index Change is -14%, your Buffer Rate is 10%, and the Trigger Rate is 3%, your Index Credit Rate would be -4% which reflects the portion of the negative Index performance beyond the Buffer Rate. The Trigger Rate does not apply because negative Index performance exceeds the Buffer Rate.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Strategy Account Option has a Dual Direction Trigger with Cap, and the Index Change is 22%, the Buffer Rate is 10%, the Cap Rate is 20%, and the Trigger Rate is 3%, your Index Credit Rate would be 20% on the Term End Date. Since the Index Change was positive and exceeded the absolute value of the Buffer Rate, the Trigger Rate does not apply. The Cap Rate applies limiting your Index Credit Rate to 20%. Alternatively, if the Index Change is 5%, the Buffer Rate is 10%, the Cap Rate is 15%, and the Trigger Rate is 3%, your Index Credit Rate would be 3%. Since the Index Change was positive and did not exceed the absolute value of the Buffer Rate, the Trigger Rate applies limiting your Index Credit Rate to 3%; and
Corebridge MarketLock Annuity 333-277203 | Dual Direction Trigger With Cap | Strategy Account Options | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	4. Upside Parameter: Calculating Gain for a Strategy Account Option with Dual Direction Trigger with Cap On the Term End Date for a Strategy Account Option with Dual Direction Trigger with Cap, we calculate your Index Credit Rate as follows: •If the Index Change is positive and less than or equal to the absolute value of the Buffer Rate, your Index Credit Rate will equal the Trigger Rate. •If the Index Change is positive and exceeds the absolute value of the Buffer Rate, your Index Credit Rate will equal the positive Index Change up to the Cap Rate. •If the Index Change is negative and does not exceed the Buffer Rate, your Index Credit Rate will equal the Trigger Rate. You will not participate in any Index performance above the Trigger Rate or the Cap Rate, as applicable. The Trigger Rate and the Cap Rate limit the upside potential of your investment. For each Strategy Account Option with Dual Direction Trigger with Cap, we may declare a new Trigger Rate and Cap Rate for new Terms, subject to the applicable guaranteed minimum Trigger Rate and Cap Rate. The illustration below includes three examples of how we calculate the Index Credit Rate on the Term End Date of a six year Term using a Dual Direction Trigger with Cap. All three examples assume a Cap Rate of 210%, a Buffer Rate of 20%, and a Trigger Rate of 15%. Hypothetical Examples of the Buffer Dual Direction Trigger with Cap
(Assuming a Cap Rate of 210%, Buffer Rate of 20%, and a Trigger Rate of 15%) •In the first example, the Index Change is +100%, which exceeds the absolute value of the Buffer Rate, so your Index Credit Rate would be equal to the positive Index Change of 100%. Since the Index Change exceeds the absolute value of the Buffer Rate, the Trigger Rate does not apply. Since the Index Change is less than the Cap Rate, the Cap Rate does not apply, and Index Credit Rate is equal to the Index Change. •In the second example, the Index Change is +250%, which exceeds the absolute value of the Buffer Rate and the Cap Rate, so your Index Credit Rate would be equal to the Cap Rate of 210%. Since the Index Change exceeds the absolute value of the Buffer Rate, the Trigger Rate does not apply. •In the third example, the Index Change is –10%, which does not exceed the Buffer Rate, so your Index Credit Rate would be equal to the Trigger Rate of +15%. •In the fourth example, the Index Change is +20%, which does not exceed the absolute value of the Buffer Rate, so your Index Credit Rate would be equal to the Trigger Rate of +15%.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	In the first example, the Index Change is +100%, which exceeds the absolute value of the Buffer Rate, so your Index Credit Rate would be equal to the positive Index Change of 100%. Since the Index Change exceeds the absolute value of the Buffer Rate, the Trigger Rate does not apply. Since the Index Change is less than the Cap Rate, the Cap Rate does not apply, and Index Credit Rate is equal to the Index Change. •In the second example, the Index Change is +250%, which exceeds the absolute value of the Buffer Rate and the Cap Rate, so your Index Credit Rate would be equal to the Cap Rate of 210%. Since the Index Change exceeds the absolute value of the Buffer Rate, the Trigger Rate does not apply. •In the third example, the Index Change is –10%, which does not exceed the Buffer Rate, so your Index Credit Rate would be equal to the Trigger Rate of +15%. •In the fourth example, the Index Change is +20%, which does not exceed the absolute value of the Buffer Rate, so your Index Credit Rate would be equal to the Trigger Rate of +15%.
Corebridge MarketLock Annuity 333-277203 | Dual Direction Trigger With Cap | Strategy Account Options | Negative Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	10. Downside Parameter: Calculating Loss Using the Buffer for Dual Direction Trigger with Cap On the Term End Date for a Strategy Account Option with Dual Direction Trigger with Cap, if the Index Change is negative and does not exceed the Buffer Rate, then the Index Credit Rate would equal the Trigger Rate. If the negative Index performance exceeds the Buffer Rate, your negative Index performance will equal the negative Index performance in excess of the Buffer Rate. The Buffer provides limited downside protection. You assume the risk of loss for negative Index performance in excess of the Buffer Rate. Your losses could be significant. The Buffer is measured over the Term, which can be more than one year. The illustration below includes three examples of how the Dual Direction Trigger with Cap applies when the Index Change is negative. Each example includes a Cap Rate of 100%, a Buffer Rate of 20%, and a Trigger Rate of 15%. Hypothetical Examples of the Buffer Dual Direction Trigger with Cap
(Assuming a Cap Rate of 100%, Buffer Rate of 20%, and a Trigger Rate of 15%) •In the first example, the Index Change is –10%, which does not exceed the Buffer Rate, so your Index Credit Rate would be equal to the Trigger Rate of +15%. •In the second example, the Index Change is –20%, which is equal to the Buffer Rate and does not go beyond the Buffer Rate, so your Index Credit Rate would be equal to the Trigger Rate of +15%. •In the third example, the Index Change is –25%, which exceeds the Buffer Rate so the Buffer Rate would only partially protect you from loss related to the negative Index performance. Your Index Credit Rate would be –5%.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	In the first example, the Index Change is –10%, which does not exceed the Buffer Rate, so your Index Credit Rate would be equal to the Trigger Rate of +15%. •In the second example, the Index Change is –20%, which is equal to the Buffer Rate and does not go beyond the Buffer Rate, so your Index Credit Rate would be equal to the Trigger Rate of +15%. •In the third example, the Index Change is –25%, which exceeds the Buffer Rate so the Buffer Rate would only partially protect you from loss related to the negative Index performance. Your Index Credit Rate would be –5%.
Corebridge MarketLock Annuity 333-277203 | Dual Direction Trigger With Cap | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Dual Direction with Cap and Dual Direction Trigger with Cap Risk. For a Strategy Account Option with Dual Direction with Cap and a Strategy Account option with Dual Direction Trigger with Cap, you should note that, because there will be a positive Index Credit Rate as long as the negative Index Change does not exceed the Buffer, a negative Index Change on the Term End Date that exceeds the Buffer Rate (even slightly) can result in very different Index Credit Rates. For example, for a Strategy Account Option with Dual Direction with Cap with a 10% Buffer, if the negative Index Change is –10.00%, the Index Credit Rate will be 10%; whereas if the negative Index Change is -10.01%, the Index Credit Rate will be -0.01%. For a Strategy Account Option with Dual Direction Trigger with Cap with a 10% Buffer and a Trigger Rate of 3%, if the negative Index Change is –10.00%, the Index Credit Rate will be 3%. The Trigger Rate applies because the negative Index Change is within the Buffer. However, if the negative Index Change is –10.01%, the Index Credit Rate will be –0.01% because the negative Index Change exceeds the Buffer.
Corebridge MarketLock Annuity 333-277203 | Enhanced Participation And Cap | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Participation and Cap/Enhanced Participation and Cap: Participation and Cap/Enhanced Participation and Cap limits your participation in positive Index performance on the Term End Date at a percentage equal to the Participation Rate, up to a maximum of the Cap Rate. If Index performance is positive on the Term End Date, the Participation Rate is multiplied by Index Change and then the Index Credit Rate is the lesser of that number or the Cap Rate. For example, with a 100% Participation Rate and a 20% Cap Rate, if the Index Change is 10% on the Term End Date, we first multiply the Participation Rate of 100% by the Index Change of 10%, which equals 10%. Since 10% is less than the 20% Cap Rate, the Index Credit Rate is 10%. Therefore, you will receive an Index Credit Rate of 10%. Alternatively, with a 150% Participation Rate and 10% Cap Rate, if the Index Change is 10% on the Term End Date, we first multiply the Participation Rate of 150% by the Index Change of 10%, which equals 15%. Since 15% exceeds the 10% Cap Rate, the Index Credit Rate is capped at 10%. Therefore, you will receive an Index Credit Rate of 10%. While a Strategy Account Option with Enhanced Participation and Cap operates identically to a Strategy Account Option with Participation and Cap in terms of mechanics, a Strategy Account Option with Enhanced Participation and Cap provides a higher guaranteed minimum Participation Rate. Participation Rates and Cap Rates for a Strategy Account Option with Enhanced Participation and Cap and a Strategy Account Option with Participation and Cap may vary and are set independently. The Cap Rate for a Strategy Account Option with Enhanced Participation and Cap may be lower than the Cap Rate for a Strategy Account Option with Participation and Cap. In such cases, the maximum Index Credit Rate you can earn under a Strategy Account Option with Enhanced Participation and Cap may be limited, even if its Participation Rate is higher than a Strategy Account Option with Participation and Cap. Because the Cap Rate limits participation in positive Index performance, a higher Participation Rate may not result in a higher Index Credit Rate applied at the Term End Date. As a result, you may receive a lower Index Credit Rate on a Strategy Account Option with Enhanced Participation and Cap than you would on a Strategy Account Option with Participation and Cap. You should review the current rates for a Strategy Account Option with Enhanced Participation and Cap and a Strategy Account Option with Participation and Cap and consult with your financial representative to determine which best aligns with your individual investment objectives. For a Strategy Account Option with Participation and Cap, we will not establish a Participation Rate below 100%, or a Cap Rate below 5%. For a Strategy Account Option with Enhanced Participation and Cap, we will not establish a Participation Rate below 101%, or a cap Rate below 5%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, with a 100% Participation Rate and a 20% Cap Rate, if the Index Change is 10% on the Term End Date, we first multiply the Participation Rate of 100% by the Index Change of 10%, which equals 10%. Since 10% is less than the 20% Cap Rate, the Index Credit Rate is 10%. Therefore, you will receive an Index Credit Rate of 10%. Alternatively, with a 150% Participation Rate and 10% Cap Rate, if the Index Change is 10% on the Term End Date, we first multiply the Participation Rate of 150% by the Index Change of 10%, which equals 15%. Since 15% exceeds the 10% Cap Rate, the Index Credit Rate is capped at 10%. Therefore, you will receive an Index Credit Rate of 10%. While a Strategy Account Option with Enhanced Participation and Cap operates identically to a Strategy Account Option with Participation and Cap in terms of mechanics, a Strategy Account Option with Enhanced Participation and Cap provides a higher guaranteed minimum Participation Rate. Participation Rates and Cap Rates for a Strategy Account Option with Enhanced Participation and Cap and a Strategy Account Option with Participation and Cap may vary and are set independently. The Cap Rate for a Strategy Account Option with Enhanced Participation and Cap may be lower than the Cap Rate for a Strategy Account Option with Participation and Cap. In such cases, the maximum Index Credit Rate you can earn under a Strategy Account Option with Enhanced Participation and Cap may be limited, even if its Participation Rate is higher than a Strategy Account Option with Participation and Cap. Because the Cap Rate limits participation in positive Index performance, a higher Participation Rate may not result in a higher Index Credit Rate applied at the Term End Date. As a result, you may receive a lower Index Credit Rate on a Strategy Account Option with Enhanced Participation and Cap than you would on a Strategy Account Option with Participation and Cap. You should review the current rates for a Strategy Account Option with Enhanced Participation and Cap and a Strategy Account Option with Participation and Cap and consult with your financial representative to determine which best aligns with your individual investment objectives. For a Strategy Account Option with Participation and Cap, we will not establish a Participation Rate below 100%, or a Cap Rate below 5%. For a Strategy Account Option with Enhanced Participation and Cap, we will not establish a Participation Rate below 101%, or a cap Rate below 5%.
Corebridge MarketLock Annuity 333-277203 | Enhanced Participation And Cap | Strategy Account Options | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	5. Upside Parameter: Calculating Gain for a Strategy Account Option with Participation and Cap and a Strategy Account Option with Enhanced Participation and Cap On the Term End Date for a Strategy Account Option with Participation and Cap and a Strategy Account Option with Enhanced Participation and Cap, if the Index Change on the Term End Date is positive, the value of your investment will increase. If the Index Change is zero, the value of your investment will neither increase nor decrease. We calculate your Index Credit Rate by multiplying the Index Change by the Participation Rate and then applying the Cap. You participate in a percentage of the positive Index performance subject to a Cap, which may limit the upside potential of your investment. •A Participation Rate equal to 100% means that you will fully participate in positive Index performance subject to a Cap. •We will never declare a Participation Rate less than 100%. •A Participation Rate greater than 100% would have the effect of increasing your gains relative to the Index Change subject to a Cap. •If the Index Change is zero, your Index Credit Rate will equal zero. •If the Index Change is negative, your Index Credit Rate will be offset by the Buffer. For each Strategy Account Option with Participation and Cap and for each Strategy Account Option with Enhanced Participation and Cap, we may declare a new Participation Rate and/or Cap Rate for new Terms, subject to the applicable guaranteed minimum Participation Rate and Cap Rate. The illustration below includes two examples of how we calculate the Index Credit Rate on the Term End Date of a six year Term using Participation and Cap. Hypothetical Examples of the Participation and Cap
(Assuming a Cap Rate of 200% and Participation Rates as listed)   •In the first example, the Index Change is 100%, the Participation Rate is 150% and the Cap Rate is 200%, so your Index Credit Rate would be +150%. We calculate your Index Credit Rate by (i) first, multiplying the Index Change (100%) x Participation Rate (150%) = 150% and (ii) then applying the Cap Rate. Since 150% does not exceed the Cap Rate (200%), your Index Credit Rate would be 150%. Here, the Participation Rate had the effect of increasing your gains relative to the Index Change. •In the second example, the Index Change is 250%, the Participation Rate is 150% and the Cap Rate is 200%, so your Index Credit Rate would be +200%. We calculate your Index Credit Rate by (i) first, multiplying the Index Change (250%) x Participation Rate (150%) = 375% and (ii) then applying the Cap Rate. Since 375% exceeds the Cap Rate (200%), your Index Credit Rate would be 200%. Here, the Cap Rate had the effect of decreasing your gains relative to the Index Change.The Cap Rate for a Strategy Account Option with Enhanced Participation and Cap may be lower than the Cap Rate for a Strategy Account Option with Participation and Cap. In such cases, the maximum Index Credit Rate you can earn under a Strategy Account Option with Enhanced Participation and Cap may be limited, even if its Participation Rate is higher. Because the Cap Rate limits participation in positive Index performance, a higher Participation Rate may not result in a higher Index Credit Rate applied at the Term End Date. As a result, you may receive a lower Index Credit Rate on a Strategy Account Option with Enhanced Participation and Cap than you would on a Strategy Account Option with Participation and Cap. The illustration below includes two examples of how we calculate the Index Credit Rate on the Term End Date of a six year Term using Enhanced Participation and Cap. Hypothetical Examples of the Enhanced Participation and Cap
(Assuming a Cap Rate of 100% and Participation Rates as listed) •In the first example, the Index Change is 150%, the Participation Rate is 200% and the Cap Rate is 100%, so your Index Credit Rate would be +100%. We calculate your Index Credit Rate by (i) first, multiplying the Index Change (150%) x Participation Rate (200%) = 300% and then (ii) applying the Cap Rate. Since 300% exceeds the Cap Rate (100%), your Index Credit Rate would be 100%. Here, the Cap Rate had the effect of decreasing your gains relative to the Index Change and although the Participation Rate was higher than that of the example above for a Strategy Account Option with Participation and Rate (Participation Rate of 200% vs. Participation Rate of 150%), your Index Credit Rate was lower because the Cap Rate was lower (Cap Rate of 100% vs. Cap Rate of 200%). •In the second example, the Index Change is 30%, the Participation Rate is 250% and the Cap Rate is 100%, so your Index Credit Rate would be +75%. We calculate your Index Credit Rate by (i) first, multiplying the Index Change (30%) x Participation Rate (250%) = 75% and (ii) then applying the Cap Rate. Since 75% does not exceed the Cap Rate (100%), your Index Credit Rate would be 75%. Here, the Participation Rate had the effect of increasing your gains relative to the Index Change.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	In the first example, the Index Change is 150%, the Participation Rate is 200% and the Cap Rate is 100%, so your Index Credit Rate would be +100%. We calculate your Index Credit Rate by (i) first, multiplying the Index Change (150%) x Participation Rate (200%) = 300% and then (ii) applying the Cap Rate. Since 300% exceeds the Cap Rate (100%), your Index Credit Rate would be 100%. Here, the Cap Rate had the effect of decreasing your gains relative to the Index Change and although the Participation Rate was higher than that of the example above for a Strategy Account Option with Participation and Rate (Participation Rate of 200% vs. Participation Rate of 150%), your Index Credit Rate was lower because the Cap Rate was lower (Cap Rate of 100% vs. Cap Rate of 200%). •In the second example, the Index Change is 30%, the Participation Rate is 250% and the Cap Rate is 100%, so your Index Credit Rate would be +75%. We calculate your Index Credit Rate by (i) first, multiplying the Index Change (30%) x Participation Rate (250%) = 75% and (ii) then applying the Cap Rate. Since 75% does not exceed the Cap Rate (100%), your Index Credit Rate would be 75%. Here, the Participation Rate had the effect of increasing your gains relative to the Index Change.
Corebridge MarketLock Annuity 333-277203 | Cap Secure | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Cap Secure: Cap Secure limits your participation in positive Index performance each Contract Anniversary of a multi-year Term Strategy Account Option up to and including the Cap Secure Rate. The Cap Secure Rate will remain the same for the entire multi-year Term. If you select a Strategy Account Option with a Cap Secure, and Index performance exceeds the Cap Secure Rate in any year, only the Cap Secure Rate will apply for that year. The Index Credit Rate is applied at the Term End Date based upon the values measured on each Contract Anniversary (including the Term End Date). For example, if the annual Index Change is 15% and your Cap Secure Rate is 8%, your adjusted annual Index performance is 8% on that Contract Anniversary. The adjusted annual Index performance on each Contract Anniversary within the multi-year Term would be compounded to establish the Index Credit Rate on the Term End Date. For example, if the adjusted annual Index performance is 5% on each Contract Anniversary for a six-year term, the Index Credit Rate on the Term End Date would be 34.01% ({(1+5%)^6}-1=34.01%). The Cap Secure Rate can change from one Term to the next. We will not establish a Cap Secure Rate below 2%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the annual Index Change is 15% and your Cap Secure Rate is 8%, your adjusted annual Index performance is 8% on that Contract Anniversary. The adjusted annual Index performance on each Contract Anniversary within the multi-year Term would be compounded to establish the Index Credit Rate on the Term End Date. For example, if the adjusted annual Index performance is 5% on each Contract Anniversary for a six-year term, the Index Credit Rate on the Term End Date would be 34.01% ({(1+5%)^6}-1=34.01%). The Cap Secure Rate can change from one Term to the next. We will not establish a Cap Secure Rate below 2%.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Strategy Account Option has a Cap Secure Rate, and the annual Index Change is 15%, and the Cap Secure Rate is 8%, the adjusted annual Index performance is 8% on that Contract Anniversary. The adjusted annual Index performance on each Contract Anniversary within the multi- year Term would be compounded to establish the Index Credit Rate on the Term End Date. For example, if the adjusted annual Index performance is 5% on each Contract Anniversary for a 6-year Term, the Index Credit Rate on the Term End Date would be 34.01% ({(1+5%)6}-1=34.01%);
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	2.00%
Corebridge MarketLock Annuity 333-277203 | Cap Secure | Strategy Account Options | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	6. Upside Parameter: Calculating Gain for a Strategy Account Option with Cap Secure The Cap Secure Rate is guaranteed for the entire multi-year Term. We calculate your Index Credit Rate on the Term End Date by compounding the annual Index performance during the Term as follows: •If the Index Change is positive and less than or equal to the Cap Secure Rate on a Contract Anniversary, your Index performance for the Contract Year will equal the Index Change, then further adjusted based on a compounded calculation of the performance to date. •If the Index Change is positive and exceeds the Cap Secure Rate on a Contract Anniversary, your Index performance for that Contract Year will equal the Cap Secure Rate, then further adjusted based on a compounded calculation of the performance to date. •If the Index Change is zero on a Contract Anniversary, your Index performance for that Contract Year will equal zero, then further adjusted based on a compounded calculation of the performance to date. •If the Index Change is negative on a Contract Anniversary, your Index performance for that Contract Year will be offset by the Buffer, then further adjusted based on a compound calculation of the performance to date. You will not participate in any annual Index performance beyond the Cap Secure Rate. The Cap Secure Rate limits the upside potential of your investment. For each Strategy Account Option with Cap Secure, we may declare a new Cap Secure Rate for new Terms, subject to the applicable guaranteed minimum Cap Secure Rate. The example below illustrates how we calculate the Index Credit Rate on the Term End Date using Cap Secure. The example assumes a Cap Secure Rate of 5% and a Buffer Rate of 10%.
Contract Anniversary	1	2	3	4	5	6	Term End Date Calculation
Annual Index Performance	5%	-8%	-18%	13%	1%	3%	N/A
Annual Index Performance (adjusted for Cap Secure and Buffer)	5%	0%	-8%	5%	1%	3%	N/A
Compounding Calculation of Annual Index Performance	105%	x 100% = 105.00%	x 92% = 96.60%	x 105% = 101.43%	x 101% = 102.44%	x 103% = 105.52%	= 105.5176%
Compounded Return	5.00%	5.00%	-3.40%	1.43%	2.44%	5.52%	N/A
Index Credit Rate							5.5176%
Index Credit Assuming $10,000 Strategy Base at Term End Date	N/A						$10,000 x 5.5176% = $551.76
Strategy Account Option Value	Interim Values apply up to Term End Date						$10,551.76
Note: This is a 6-year Term and the Index Credit Rate is not calculated until the Term End Date. Until that time, the Interim Value calculation applies. The annual Index performance calculated on each Contract Anniversary within a multi-year Term is used to calculate the Index Credit Rate on the Term End Date.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	The example below illustrates how we calculate the Index Credit Rate on the Term End Date using Cap Secure. The example assumes a Cap Secure Rate of 5% and a Buffer Rate of 10%.
Contract Anniversary	1	2	3	4	5	6	Term End Date Calculation
Annual Index Performance	5%	-8%	-18%	13%	1%	3%	N/A
Annual Index Performance (adjusted for Cap Secure and Buffer)	5%	0%	-8%	5%	1%	3%	N/A
Compounding Calculation of Annual Index Performance	105%	x 100% = 105.00%	x 92% = 96.60%	x 105% = 101.43%	x 101% = 102.44%	x 103% = 105.52%	= 105.5176%
Compounded Return	5.00%	5.00%	-3.40%	1.43%	2.44%	5.52%	N/A
Index Credit Rate							5.5176%
Index Credit Assuming $10,000 Strategy Base at Term End Date	N/A						$10,000 x 5.5176% = $551.76
Strategy Account Option Value	Interim Values apply up to Term End Date						$10,551.76
Note: This is a 6-year Term and the Index Credit Rate is not calculated until the Term End Date. Until that time, the Interim Value calculation applies. The annual Index performance calculated on each Contract Anniversary within a multi-year Term is used to calculate the Index Credit Rate on the Term End Date.
Corebridge MarketLock Annuity 333-277203 | Cap Secure | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Cap Secure Risk. For a Strategy Account Option with Cap Secure, since the gain or loss is established on the Term End Date based on Index performance on each Contract Anniversary, losses can accumulate so that you could lose a percentage in excess of the Buffer Rate in multiple years of the Term.
Corebridge MarketLock Annuity 333-277203 | Lock | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	Lock: Lock allows you to receive an Index Credit Rate equal to the Lock Threshold as of that date, if the Index Change meets or exceeds the Lock Threshold at Market Close on any day during the Term. For example, if the Lock Threshold is 50% and the Index Change at Market Close on any day during the Term is 50% or greater, you will receive an Index Credit Rate equal to 50%. After we apply the Index Credit Rate, you will be credited with the Lock Fixed Rate until the next Contract Anniversary. If the Index Change does not meet or exceed the Lock Threshold at Market Close on any day during the Term, but is positive on the Term End Date, you will receive an Index Credit Rate equal to the Index Change on the Term End Date. The Lock Threshold for a Strategy Account Option with a Lock Upside Parameter is a guaranteed minimum rate and will not change from one Term to the next. The available Lock Threshold percentages are: 30, 40, 50, 75, and 100.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Lock Threshold is 50% and the Index Change at Market Close on any day during the Term is 50% or greater, you will receive an Index Credit Rate equal to 50%. After we apply the Index Credit Rate, you will be credited with the Lock Fixed Rate until the next Contract Anniversary. If the Index Change does not meet or exceed the Lock Threshold at Market Close on any day during the Term, but is positive on the Term End Date, you will receive an Index Credit Rate equal to the Index Change on the Term End Date. The Lock Threshold for a Strategy Account Option with a Lock Upside Parameter is a guaranteed minimum rate and will not change from one Term to the next. The available Lock Threshold percentages are: 30, 40, 50, 75, and 100.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	If the Strategy Account Option has a Lock Threshold and the Index Change meets or
Corebridge MarketLock Annuity 333-277203 | Lock | Strategy Account Options | Postive Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	7. Upside Parameter: Calculating Gain for a Strategy Account Option with Lock On any day up to and including the Term End Date for a Strategy Account Option with Lock Upside Parameter, we will provide (i) an Index Credit equal to the Lock Threshold if the positive Index Change meets or exceeds the Lock Threshold at Market Close and (ii) an Index Credit Rate equal to the Index Change on the Term End Date if the positive Index Change does not meet or exceed the Lock Threshold at Market Close. •If on any day during the Term, the Index Change meets or exceeds the Lock Threshold at Market Close, you will receive an Index Credit Rate equal to the Lock Threshold as of the date. Once this occurs, you will no longer participate in the Index performance, and you will not receive an additional Index Credit Rate on the Term End Date. After we apply the Index Credit Rate as of the date the Lock Threshold is met, you will be credited with the Lock Fixed Rate until the next Contract Anniversary and will be reduced on a dollar-for-dollar basis for any fees, charges, or Withdrawals deducted. •If the Index Change does not meet the Lock Threshold at Market Close on any day during the Term, but is positive on the Term End Date, you will receive an Index Credit Rate equal to the Index Change on the Term End Date. •If the Index Change does not meet the Lock Threshold at Market Close on any day during the Term and is zero on the Term End Date, your Index Credit Rate will equal zero. •If the Index Change does not meet the Lock Threshold at Market Close on any day during the Term and is negative on the Term End Date, the Index Credit Rate is offset by the Buffer. You will not participate in any Index performance beyond the Lock Threshold. The Lock Threshold limits the upside potential of your investment. For each Strategy Account Option with Lock Upside Parameter, we may declare a new Lock Buffer Rate for new Terms, subject to the guaranteed minimum Lock Buffer Rate. The illustration below includes two examples of how we calculate the Index Credit Rate using a Lock Upside Parameter. Both examples assume a Lock Threshold of 50%. Hypothetical Examples of the Lock Upside Parameter
(Assuming a Lock Threshold of 50%) •In the first example the Lock Threshold of 50% is never met during the Term, so the Index Change is measured on the Term End Date. The Index Change is 20% so your Index Credit Rate would be 20%. •In the second example, the Index Change exceeds the Lock Threshold on a day during the Term and the Lock Threshold is met. Accordingly, an Index Credit Rate of 50% is credited as of the date the Lock Threshold is met and the Lock Fixed Rate is credited until the next Contract Anniversary.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]	In the first example the Lock Threshold of 50% is never met during the Term, so the Index Change is measured on the Term End Date. The Index Change is 20% so your Index Credit Rate would be 20%. •In the second example, the Index Change exceeds the Lock Threshold on a day during the Term and the Lock Threshold is met. Accordingly, an Index Credit Rate of 50% is credited as of the date the Lock Threshold is met and the Lock Fixed Rate is credited until the next Contract Anniversary.
Corebridge MarketLock Annuity 333-277203 | Lock | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Interest Crediting [Text Block]	Lock Risk. Each Strategy Account Option with Lock Upside Parameter includes an automatic locking-in of an Index Credit Rate that is triggered by a target Index gain that is set on the Term Start Date (the “Lock Threshold”). If the Index Change does not meet the Lock Threshold at Market Close on any day during the Term, you will receive an Index Credit Rate equal to the Index Change on the Term End Date, subject to the Buffer. Under such circumstances, the Lock Threshold will have no impact on your gains or losses. If the positive Index Change meets or exceeds the Lock Threshold at Market Close on any day during the Term, you will receive an Index Credit Rate equal to the Lock Threshold as of that date. When that occurs, you will no longer participate in the Index performance, and you will not receive an additional Index Credit Rate on the Term End Date. If the Lock Threshold is met at Market Close on any day during the Term and positive Index performance continues until the next Contract Anniversary, the Lock Threshold limits the positive Index Credit Rate that would otherwise have been applied to your Contract Value. If the Lock Threshold is met at Market Close on any day during the Term, thereafter you will receive the Lock Fixed Rate, which is subject to a guaranteed minimum interest rate of 0.25%, until the next Contract Anniversary.
Corebridge MarketLock Annuity 333-277203 | SP 500 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	S&P 500® Index. The S&P 500® Index was established by Standard & Poor’s. The S&P 500® Index includes 500 large cap stocks from leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500® Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities comprising the Index. This will cause the Index to underperform in comparison to a direct investment in a total return index.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	S&P 500® Index This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities comprising the Index. This will cause the Index return to underperform in comparison to a direct investment in a total return index.
Annual Return [Percent]		16.40%	23.30%	24.20%	(19.40%)	26.90%	16.30%	28.90%	(6.20%)	19.40%	9.50%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(9.40%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities comprising the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will cause the Index return to underperform in comparison to a direct investment in a total return index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	S&P 500® Index The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by American General Life Insurance Company (“AGL”). Standard’s & Poor’s Standard’s & Poor’s®, S&P®, and S&P 500®, are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by AGL. It is not possible to invest directly in an index. Corebridge MarketLock® Annuity is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Corebridge MarketLock® Annuity or any member of the public regarding the advisability of investing in securities generally or in Corebridge MarketLock® Annuity particularly or the ability of the S&P 500® Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to AGL with respect to the S&P 500® Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® Index is determined, composed and calculated by S&P Dow Jones Indices without regard to AGL or the Corebridge MarketLock® Annuity. S&P Dow Jones Indices have no obligation to take the needs of AGL or the owners of Corebridge MarketLock® Annuity into consideration in determining, composing or calculating the S&P 500® Index. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Corebridge MarketLock® Annuity. There is no assurance that investment products based on the S&P 500® Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice. NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY AGL, OWNERS OF THE Corebridge MarketLock® Annuity, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND AGL, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	The S&P 500® Price Return Index This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. Generally, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with small-capitalization (“small cap”) companies.
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Cap Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-PointCap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	Cap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Cap Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Cap Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-PointCap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	Cap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Cap Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Cap Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Cap Rate Return Limit [Member] | Buffer Rate 100 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Cap Rate Return Limit [Member] | Buffer Rate 100 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Trigger | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-PointTrigger
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	Trigger Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Dual Direction With Cap | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-PointDual Directionwith Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	Cap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Dual Direction With Cap | Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointDual Directionwith Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Index-Linked Option Available, Index Gain Limit Type	Cap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Dual Direction With Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointDual Directionwith Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Index-Linked Option Available, Index Gain Limit Type	Cap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Lock 30 | Lock Buffer Rate 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointLock 30%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	30.00%
Index-Linked Option Available, Index Gain Limit Type	Lock Thresholdpercentage
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Lock 40 | Lock Buffer Rate 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointLock 40%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	40.00%
Index-Linked Option Available, Index Gain Limit Type	Lock Thresholdpercentage
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Lock 50 | Lock Buffer Rate 10 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointLock 50%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	50.00%
Index-Linked Option Available, Index Gain Limit Type	Lock Thresholdpercentage
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Lock 50 | Lock Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointLock 50%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	50.00%
Index-Linked Option Available, Index Gain Limit Type	Lock Thresholdpercentage
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Participation And Cap | Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Participation And Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Participation And Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Participation And Cap | Buffer Rate 100 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Participation And Cap | Buffer Rate 100 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Dual Direction Trigger With Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointDual Direction Trigger with Cap*
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Index-Linked Option Available, Index Gain Limit Type	Trigger RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Annual Application Of Cap And Buffer Cap Secure | Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	AnnualApplication ofCap and BufferCap Secure
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	Cap Secure Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Enhanced Participation And Cap | Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point Enhanced Participation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	101.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Enhanced Participation And Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-Point Enhanced Participation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	101.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Lock 75 | Lock Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointLock 75%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	75.00%
Index-Linked Option Available, Index Gain Limit Type	Lock Thresholdpercentage
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Corebridge MarketLock Annuity 333-277203 | SP 500 Index | Lock 100 | Lock Buffer Rate 10 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointLock 100%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Lock Thresholdpercentage
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	N/A
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Nasdaq-100 Index®. The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market. The Index includes equities of companies across major industry groups including computer hardware and software, telecommunications, and retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies. The Nasdaq-100 Index® is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities comprising the Index. This will cause the Index to underperform in comparison to a direct investment in a total return index.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	Nasdaq-100 Index® This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities comprising the Index. This will cause the Index return to underperform in comparison to a direct investment in a total return index.
Annual Return [Percent]		20.20%	24.90%	53.80%	(33.00%)	26.60%	47.60%	38.00%	(1.00%)	31.50%	5.90%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(23.00%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities comprising the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will cause the Index return to underperform in comparison to a direct investment in a total return index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Nasdaq-100 Index® The Corebridge MarketLock® Annuity ("Product") is not sponsored, endorsed, sold or promoted by Nasdaq, Inc., its licensors or Nasdaq or its licensors affiliates (Nasdaq, its licensors with their affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product. The Corporations make no representation or warranty, express or implied to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to American General Life Insurance Company (“Licensee”) is in the licensing of the Nasdaq®, Nasdaq-100 Index®, NDX®, Nasdaq-100® and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product. THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Nasdaq-100 Index® This Index is composed of equity securities issued by large-cap U.S. and non-U.S. companies, excluding financial companies. To the extent the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. The value of foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of U.S. issuers.
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Cap Rate Return Limit [Member] | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-PointCap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	Cap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Cap Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Cap Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Cap Rate Return Limit [Member] | Buffer Rate 100 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Trigger | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-PointTrigger
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	Trigger Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Dual Direction With Cap | Buffer Rate 10 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Crediting Methodology	Point-to-PointDual Directionwith Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Index-Linked Option Available, Index Gain Limit Type	Cap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Participation And Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Participation And Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | Nasdaq 100 Index | Participation And Cap | Buffer Rate 100 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Nasdaq-100 Index®
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | MSCI EAFE Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	MSCI EAFE Index. The MSCI EAFE Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia, and the Far East, excluding U.S. and Canada.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	MSCI EAFE Index This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities comprising the Index. This will cause the Index return to underperform in comparison to a direct investment in a total return index.
Annual Return [Percent]		27.90%	1.10%	15.00%	(16.80%)	8.80%	5.40%	18.40%	(16.10%)	21.80%	(1.90%)
Annual Return, Example Capped and Buffered [Percent]		5.00%	1.10%	5.00%	(6.80%)	5.00%	5.00%	5.00%	(6.10%)	5.00%	0.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities comprising the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will cause the Index return to underperform in comparison to a direct investment in a total return index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	MSCI EAFE Index THIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY American General Life Insurance Company. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS PRODUCT. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. No purchaser, seller or holder of this security, product or Product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI's permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.
Corebridge MarketLock Annuity 333-277203 | MSCI EAFE Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI EAFE Index This Index is designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding U.S. and Canada. In general, large-cap companies may be unable to respond quickly in response to changes in their industry and new competitive challenges and may not be able to attain the high growth rates of successful smaller companies. The securities of mid-cap companies may be more volatile and may involve more risk than the securities of larger companies. Securities issued by non-U.S. companies (including related depositary receipts) are subject to the risks related to investments in foreign markets (e.g., increased price volatility; changing currency exchange rates; and greater political, regulatory, and economic uncertainty).
Corebridge MarketLock Annuity 333-277203 | MSCI EAFE Index | Cap Rate Return Limit [Member] | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | MSCI EAFE Index | Participation And Cap | Buffer Rate 20 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic
Corebridge MarketLock Annuity 333-277203 | Russell 2000 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	Russell 2000® Index. The Russell 2000® Index is an equity index that measures the performance of the 2,000 smallest companies in the Russell 3,000® Index, which is made up of the 3,000 biggest U.S. stocks. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not affect the performance and characteristics of the true small-cap index.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	Russell 2000® Index This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities comprising the Index. This will cause the Index return to underperform in comparison to a direct investment in a total return index.
Annual Return [Percent]		11.30%	10.00%	15.10%	(21.60%)	13.70%	18.40%	23.70%	(12.20%)	13.10%	19.50%
Annual Return, Example Capped and Buffered [Percent]		5.00%	5.00%	5.00%	(11.60%)	5.00%	5.00%	5.00%	(2.20%)	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities comprising the Index.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	This will cause the Index return to underperform in comparison to a direct investment in a total return index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	Russell 2000® Index The annuity product to which this disclosure applies (the “Product”) has been developed solely by American General Life Insurance Company (“AGL”). The “Product” is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the Russell 2000® Index (the “Index”) vest in the relevant LSE Group company which owns the Index. “Russell®”, “Russell 2000®”, “FTSE®” “Russell®”, and “FTSE Russell®” are trade mark(s) of the relevant LSE Group companies and are used by any other LSE Group company under license. “TMX®” is a trade mark of TSX, Inc. and used by the LSE Group under license. The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) the purchase of or operation of the “Product”. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the “Product” or the suitability of the Index for the purpose to which it is being put by AGL.
Corebridge MarketLock Annuity 333-277203 | Russell 2000 Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	Russell 2000® Index This Index is comprised of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of large-cap companies.
Corebridge MarketLock Annuity 333-277203 | Russell 2000 Index | Cap Rate Return Limit [Member] | Buffer Rate 100 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	5.00%
Corebridge MarketLock Annuity 333-277203 | Russell 2000 Index | Participation And Cap | Buffer Rate 100 | Postive Return [Member] | Point To Point 6 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	Russell 2000® Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point-to-PointParticipation and Cap
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	Buffer Rate
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Index-Linked Option Available, Index Gain Limit Type	Participation RateCap Rate
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	Manual orAutomatic